Financial Investors Trust

Schedules of Investments

(Unaudited)

July 31, 2024

ALPS|CoreCommodity Management CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

July 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.00%)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,182

TOTAL COMMON STOCKS
(Cost $708,596)		1,182

EXCHANGE TRADED FUNDS (31.62%)
United States (31.62%)
ALPS | CoreCommodity Natural Resources ETF(f)	12,068,297	307,922,598

TOTAL EXCHANGE TRADED FUNDS
(Cost $272,336,345)		307,922,598

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (65.14%)
U.S. Treasury Bonds (65.14%)
United States Treasury Bill
5.225%, 8/6/24	$58,000,000	$57,957,622
5.082%, 8/13/24(g)	147,400,000	147,140,698
5.139%, 9/3/24(g)	15,400,000	15,325,690
5.159%, 9/19/24(g)	63,150,000	62,699,407
5.085%, 10/3/24	46,100,000	45,682,534
5.073%, 10/10/24(g)	151,000,000	149,484,967
5.190%, 10/17/24(g)	30,000,000	29,669,895
5.160%, 11/14/24(g)	25,900,000	25,515,745
5.135%, 12/5/24(g)	5,000,000	4,911,995
5.085%, 1/2/25(g)	20,700,000	20,264,312
United States Treasury Inflation Indexed Bonds
0.125%, 7/15/26	60,100,000	75,613,476
		634,266,341
TOTAL GOVERNMENT BONDS
(Cost $634,251,971)		634,266,341

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.33%)
Money Market Fund (5.33%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5.205%	51,891,455	51,891,455

TOTAL SHORT TERM INVESTMENTS
(Cost $51,891,455)			51,891,455

Value (Note 2)
TOTAL INVESTMENTS (102.09%)
(Cost $959,188,367)	$994,081,576

Liabilities in Excess of Other Assets (-2.09%)	(20,324,300)
NET ASSETS - 100.00%	$973,757,276
(a)	Less than 0.005%.
(b)	Non-Income Producing Security.
(c)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of July 31, 2024, the fair value of illiquid securities in the aggregate was $1,182, representing less than 0.005% of the Fund's net assets.
(d)	Fair valued security; valued by the valuation designee in accordance with the procedures utilized by the valuation designee. As of July 31, 2024, these securities had a total value of $1,182 or less than 0.005% of total net assets.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.
(f)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.
(g)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $126,695,690.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	694	08/30/24	$56,102,960	$169,001
Corn Future	Morgan Stanley	Short	(454)	09/13/24	(8,688,425)	958,173
Corn Future	Morgan Stanley	Short	(346)	12/13/24	(6,915,675)	1,534,434
Cotton No.2 Future	Morgan Stanley	Short	(596)	12/06/24	(20,559,020)	3,397,282
Frzn Concentrated OJ Future	Morgan Stanley	Short	(73)	09/10/24	(4,608,855)	159,484
Gasoline RBOB Future	Morgan Stanley	Long	19	08/30/24	1,949,115	31,146
Gasoline RBOB Future	Morgan Stanley	Short	(200)	11/29/24	(18,000,360)	806,704
Gold 100 Oz. Future	Morgan Stanley	Long	285	12/27/24	70,480,500	555,623
Lean Hogs Future	Morgan Stanley	Long	97	08/14/24	3,580,270	115,035
Live Cattle Future	Morgan Stanley	Short	(92)	12/31/24	(6,913,800)	63,616
LME Aluminum Future	Morgan Stanley	Short	(78)	09/16/24	(4,406,396)	619,573
Natural Gas Future	Morgan Stanley	Short	(218)	12/27/24	(7,595,120)	310,546
NY Harbor ULSD Future	Morgan Stanley	Long	23	08/30/24	2,355,398	2,300
NY Harbor ULSD Future	Morgan Stanley	Short	(163)	11/29/24	(16,804,876)	1,187,730
Platinum Future	Morgan Stanley	Long	53	10/29/24	2,613,960	13,648
Soybean Future	Morgan Stanley	Short	(172)	11/14/24	(8,793,500)	1,107,468
Sugar #11 (World) Future	Morgan Stanley	Short	(452)	09/30/24	(9,588,186)	199,016
WTI Crude Future	Morgan Stanley	Short	(13)	08/20/24	(1,012,830)	37,154
WTI Crude Future	Morgan Stanley	Short	(1,232)	11/20/24	(92,917,440)	5,546,591
					$(69,722,280)	$16,814,524

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value (Note 2)	Unrealized Depreciation
Cocoa Future	Morgan Stanley	Short	(95)	09/13/24	$(7,687,400)	$(146,979)
Cocoa Future	Morgan Stanley	Short	(336)	12/13/24	(23,489,760)	(1,979,868)
Coffee 'C' Future	Morgan Stanley	Short	(62)	09/18/24	(5,328,900)	(152,833)
Coffee 'C' Future	Morgan Stanley	Short	(20)	12/18/24	(1,711,125)	(248,677)
Coffee Robusta Future	Morgan Stanley	Short	(312)	09/24/24	(13,294,320)	(142,950)
Copper Future	Morgan Stanley	Long	68	09/26/24	7,100,050	(537,372)
Frzn Concentrated OJ Future	Morgan Stanley	Short	(7)	11/08/24	(437,430)	(36,868)
Hard Red Winter Wheat Future	Morgan Stanley	Long	560	09/13/24	15,372,000	(3,114,884)
Live Cattle Future	Morgan Stanley	Short	(249)	10/31/24	(18,592,830)	(158,385)
LME Aluminum Future	Morgan Stanley	Long	64	09/16/24	3,615,504	(27,736)
LME Lead Future	Morgan Stanley	Long	49	08/19/24	2,524,664	(191,236)
LME Nickel Future	Morgan Stanley	Long	143	08/19/24	14,067,030	(538,741)
LME Zinc Future	Morgan Stanley	Long	309	08/19/24	20,330,501	(2,665,829)
Low Su Gasoil G Future	Morgan Stanley	Long	249	08/12/24	18,432,225	(1,540,257)
Natural Gas Future	Morgan Stanley	Long	92	08/28/24	1,873,120	(139,730)
Natural Gas Future	Morgan Stanley	Long	430	09/26/24	9,296,600	(2,994,990)
Natural Gas Future	Morgan Stanley	Long	181	11/26/24	5,777,520	(471,375)
Silver Future	Morgan Stanley	Long	247	09/26/24	35,738,430	(1,512,974)
Soybean Future	Morgan Stanley	Long	590	12/13/24	14,981,280	(604,195)
Soybean Meal Future	Morgan Stanley	Long	516	12/13/24	16,290,120	(2,012,457)
Wheat (CBT) Future	Morgan Stanley	Long	206	09/13/24	5,430,675	(1,141,863)
					$100,287,954	$(20,360,199)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Goldman Sachs	CRB 3m Fwd TR Index**	$85,511,095	USB3MTA + 25 bps	9/30/2024	$85,511,104	$9
Citigroup	CRB 3m Fwd TR Index**	114,396,096	USB3MTA + 24 bps	9/30/2024	114,396,102	6
Societe Generale	CRB 3m Fwd TR Index**	90,037,936	USB3MTA + 24 bps	11/29/2024	90,037,941	5
UBS Group AG	CRB 3m Fwd TR Index**	87,531,514	USB3MTA + 25 bps	11/29/2024	87,531,518	4
Citigroup	CRB TR Index**	89,266,909	USB3MTA + 21 bps	10/2/2024	89,266,912	3
Goldman Sachs	CRB TR Index**	11,887,949	USB3MTA + 20 bps	9/30/2024	11,887,952	3
RBC	CRB TR Index**	30,876,799	USB3MTA + 21 bps	10/31/2024	30,876,802	3
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	94,531,157	USB3MTA + 25 bps	7/1/2025	94,531,158	1
Bank Of America - Merrill Lynch	CRB TR Index**	26,349,716	USB3MTA + 21 bps	7/1/2025	26,349,717	1
		$630,389,171			$630,389,206	$35

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India ESG Fund
STATEMENT OF INVESTMENTS
July 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (101.32%)
Communication Services (7.82%)
Diversified Telecommunication Services (1.63%)
Indus Towers, Ltd.(a)	1,270,571	$6,586,410

Entertainment (1.29%)
PVR Inox, Ltd.(a)	292,388	5,246,758

Wireless Telecommunication Services (4.90%)
Bharti Airtel, Ltd.	1,052,404	18,800,074
Bharti Airtel, Ltd. partly paid	78,914	1,024,699
		19,824,773

TOTAL COMMUNICATION SERVICES		31,657,941

Consumer Discretionary (8.51%)
Automobile Components (4.85%)
Apollo Tyres, Ltd.	1,362,962	9,072,034
Exide Industries, Ltd.	134,190	840,248
UNO Minda, Ltd.	780,321	9,722,493
		19,634,775

Hotels, Restaurants & Leisure (3.66%)
Zomato, Ltd.(a)	5,387,813	14,816,526

TOTAL CONSUMER DISCRETIONARY		34,451,301

Consumer Staples (4.79%)
Food Products (2.40%)
Bikaji Foods International, Ltd.	192,706	1,651,013
Nestle India, Ltd.	275,000	8,081,157
		9,732,170

Personal Care Products (2.39%)
Godrej Consumer Products, Ltd.	560,000	9,656,988

TOTAL CONSUMER STAPLES		19,389,158

Energy (7.38%)
Oil, Gas & Consumable Fuels (7.38%)
Reliance Industries, Ltd.	828,655	29,875,024

TOTAL ENERGY		29,875,024

Financials (25.45%)
Banks (20.96%)
Axis Bank, Ltd.	1,619,379	22,621,595
HDFC Bank, Ltd., ADR	62,825	3,770,129
HDFC Bank, Ltd.	812,721	15,705,231
ICICI Bank, Ltd., Sponsored ADR	800,000	23,288,000
ICICI Bank, Ltd.	679,743	9,908,257
IndusInd Bank, Ltd.	557,461	9,528,292
		84,821,504

	Shares	Value (Note 2)
Insurance (4.49%)
ICICI Lombard General Insurance Co., Ltd.(b)(c)	373,783	$8,981,847
Max Financial Services, Ltd.(a)	690,292	9,180,901
		18,162,748

TOTAL FINANCIALS		102,984,252

Health Care (9.71%)
Health Care Providers & Services (5.30%)
Fortis Healthcare, Ltd.	1,951,422	11,709,134
Max Healthcare Institute, Ltd.	881,015	9,729,080
		21,438,214

Pharmaceuticals (4.41%)
Cipla, Ltd.	338,048	6,246,447
Sun Pharmaceutical Industries, Ltd.	564,057	11,601,501
		17,847,948

TOTAL HEALTH CARE		39,286,162

Industrials (14.56%)
Aerospace & Defense (1.43%)
Bharat Electronics, Ltd.(a)	1,533,706	5,803,374

Building Products (1.06%)
Apollo Pipes, Ltd.	563,728	4,304,042

Construction & Engineering (4.92%)
Larsen & Toubro, Ltd.	435,716	19,898,004

Machinery (3.96%)
Ashok Leyland, Ltd.	2,626,340	8,082,877
Thermax, Ltd.	131,037	7,954,369
		16,037,246

Passenger Airlines (3.19%)
InterGlobe Aviation, Ltd.(a)(b)(c)	241,151	12,895,801

TOTAL INDUSTRIALS		58,938,467

Information Technology (9.49%)
IT Services (9.49%)
Cognizant Technology Solutions Corp., Class A	201,336	15,237,108
Infosys, Ltd., Sponsored ADR	556,059	12,305,586
Tech Mahindra, Ltd.	581,974	10,840,586
		38,383,280

TOTAL INFORMATION TECHNOLOGY		38,383,280

Materials (6.91%)
Chemicals (2.53%)
Carborundum Universal, Ltd.	497,294	10,233,932

Construction Materials (3.23%)
UltraTech Cement, Ltd.	92,080	13,092,185

	Shares	Value (Note 2)
Paper & Forest Products (1.15%)
Century Plyboards India, Ltd.	547,415	$4,638,230

TOTAL MATERIALS		27,964,347

Real Estate (4.55%)
Real Estate Management & Development (4.55%)
Brigade Enterprises, Ltd.	500,072	7,535,707
Oberoi Realty, Ltd.	186,295	4,151,389
Sobha Developers, Ltd.	289,975	6,249,485
Sobha, Ltd.	40,728	451,819
		18,388,400

TOTAL REAL ESTATE		18,388,400

Utilities (2.15%)
Electric Utilities (2.15%)
Power Grid Corp. of India, Ltd.	2,091,885	8,713,096

TOTAL UTILITIES		8,713,096

TOTAL COMMON STOCKS
(Cost $301,454,357)		410,031,428

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.48%)
Money Market Funds (1.48%)
Goldman Sachs Financial Square Government Fund - Institutional Class	5.221%	6,000,000	6,000,000

TOTAL MONEY MARKET FUNDS			6,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $6,000,000)			6,000,000

TOTAL INVESTMENTS (102.80%)
(Cost $307,454,357)			$416,031,428

Liabilities In Excess Of Other Assets (-2.80%)			(11,323,001)

NET ASSETS (100.00%)			$404,708,427

(a)	Non-Income Producing Security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, the aggregate market value of those securities was $21,877,648, representing 5.41% of net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2024 the aggregate market value of those securities was $21,877,648, representing 5.41% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund
STATEMENT OF INVESTMENTS
July 31, 2024 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (19.54%)
3i Infrastructure PLC	129,317	$581,050
Abrdn Private Equity Opportunities Trust PLC	144,826	1,061,228
HarbourVest Global Private Equity, Ltd.(a)	82,483	2,769,090
HBM Healthcare Investments AG, Class A	3,248	728,973
HgCapital Trust PLC	452,979	3,145,896
ICG Enterprise Trust PLC	41,895	723,509
NB Private Equity Partners, Ltd.	43,895	959,293
Oakley Capital Investments, Ltd.	316,715	2,133,474
Pantheon International PLC Fund(a)	230,575	961,866

TOTAL CLOSED-END FUNDS
(Cost $9,256,367)		13,064,379

COMMON STOCKS (69.52%)
Communications (2.81%)
Internet (2.07%)
Amazon.com, Inc.(a)	3,475	649,756
GoDaddy, Inc.(a)	5,065	736,704
		1,386,460

Media (0.74%)
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	21,680	490,401

TOTAL COMMUNICATIONS		1,876,861

Consumer Discretionary (1.66%)
Retail (1.66%)
Wesfarmers, Ltd.	23,000	1,110,031

TOTAL CONSUMER DISCRETIONARY		1,110,031

Consumer Staples (2.64%)
Retail (2.64%)
Costco Wholesale Corp.	2,145	1,763,190

TOTAL CONSUMER STAPLES		1,763,190

Financials (45.37%)
Diversified Financial Services (24.53%)
Apollo Global Management, Inc.	14,920	1,869,625
Ares Management LP, Class A	19,135	2,931,482
Berkshire Hathaway, Inc., Class B(a)	4,605	2,019,292
Blackstone, Inc., Class A	16,280	2,314,202
KKR & Co., Inc., Class A	30,065	3,711,524
Mastercard, Inc., Class A	1,405	651,513
Partners Group Holding AG	1,606	2,161,747

	Shares	Value (Note 2)
Diversified Financial Services (continued)
StepStone Group, Inc., Class A	14,885	$748,120
		16,407,505

Investment Companies (10.33%)
3i Group PLC	81,535	3,280,201
Eurazeo SE	6,787	533,969
Investor AB, B Shares	49,585	1,407,725
Italmobiliare SpA	16,965	549,894
Mutares SE & Co. KGaA	32,835	1,136,495
		6,908,284

Private Equity (10.51%)
Altamir	38,218	1,038,173
Brederode SA(a)	18,669	2,192,291
Clairvest Group, Inc.	12,285	631,757
EQT AB	23,155	749,757
Intermediate Capital Group PLC	85,697	2,418,938
		7,030,916

TOTAL FINANCIALS		30,346,705

Health Care (1.81%)
Healthcare-Services (1.81%)
Chemed Corp.	2,120	1,208,739

TOTAL HEALTH CARE		1,208,739

Industrials (6.74%)
Aerospace/Defense (1.12%)
Lockheed Martin Corp.	1,375	745,140

Commercial Services (1.00%)
Ashtead Group PLC	9,305	671,515

Electrical Equipment (1.57%)
Melrose Industries PLC	138,630	1,049,746

Electronics (0.79%)
OEM International AB, Class B	45,805	528,657

Machinery-Diversified (2.26%)
CSW Industrials, Inc.	2,570	833,760
Dover Corp.	3,685	678,998
		1,512,758

TOTAL INDUSTRIALS		4,507,816

Technology (8.49%)
Computers (1.65%)
Accenture PLC, Class A	1,815	600,075
Dell Technologies, Inc.	4,405	500,761
		1,100,836

Software (6.84%)
Constellation Software, Inc.	674	2,126,636
Fiserv, Inc.(a)	3,960	647,737

	Shares	Value (Note 2)
Software (continued)
Lumine Group, Inc.(a)(b)	20,060	$536,861
Microsoft Corp.	1,475	617,066
Paychex, Inc.	5,070	649,061
		4,577,361

TOTAL TECHNOLOGY		5,678,197

TOTAL COMMON STOCKS
(Cost $30,583,045)		46,491,539

BUSINESS DEVELOPMENT COMPANIES (6.69%)
Financials (6.69%)
Investment Companies (5.61%)
Ares Capital Corp.	59,205	1,239,753
Blue Owl Capital Corp.	46,535	722,223
Carlyle Secured Lending, Inc.	34,555	610,241
FS KKR Capital Corp.	58,380	1,182,195
		3,754,412

Private Equity (1.08%)
Hercules Capital, Inc.	33,500	722,260

TOTAL FINANCIALS		4,476,672

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $4,056,507)		4,476,672

PREFERRED STOCK (2.02%)
Financials (1.53%)
Investment Companies (1.53%)
Compass Diversified Holdings, Series C, 7.875%(c)	41,236	1,027,189

TOTAL FINANCIALS		1,027,189

Industrials (0.49%)
Metal Fabricate/Hardware (0.49%)
Steel Partners Holdings LP, 6.00%(a)	13,442	326,372

TOTAL INDUSTRIALS		326,372

TOTAL PREFERRED STOCK
(Cost $1,256,022)		1,353,561
	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (1.97%)
Money Market Fund (1.97%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	5.265%	1,319,585	$1,319,585

TOTAL MONEY MARKET FUND			1,319,585

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,319,585)			1,319,585

TOTAL INVESTMENTS (99.74%)
(Cost $46,471,526)			$66,705,736

Assets In Excess Of Other Liabilities (0.26%)			173,636

NET ASSETS (100.00%)			$66,879,372

(a)	Non-Income Producing Security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2024 the aggregate market value of those securities was $536,861, representing 0.80% of net assets.
(c)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at July 31, 2024	Fund Delivering	U.S. $ Value at July 31, 2024	Unrealized Appreciation/(Depreciation)

State Street Bank & Trust Company	11/22/24	USD	$2,625,521	GBP	$2,611,601	$13,920
						$13,920
State Street Bank & Trust Company	09/20/24	USD	1,966,206	GBP	1,993,496	$(27,290)
						$(27,290)

RiverFront Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

July 31, 2024 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.38%)
Debt (27.10%)
Invesco BulletShares 2029 Corporate Bond ETF	40,062	$739,945
iShares 7-10 Year Treasury Bond ETF	18,197	1,748,186
JPMorgan USD Emerging Markets Sovereign Bond ETF	14,183	558,782
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	15,415	1,198,825
RiverFront Dynamic Core Income ETF(a)	227,112	5,112,291
Riverfront Strategic Income Fund(a)	116,542	2,675,804
VanEck Fallen Angel High Yield Bond ETF	62,049	1,792,596
Vanguard® Long-Term Corporate Bond ETF	95,827	7,472,589
		21,299,018
Equity (70.28%)
ALPS Active Equity Opportunity ETF(a)	53,896	2,980,540
Energy Select Sector SPDR® Fund	8,941	833,391
First Trust RiverFront Dynamic Developed International ETF(a)	165,359	10,969,916
First Trust RiverFront Dynamic Emerging Markets ETF(a)	42,789	2,799,372
iShares® Core S&P 500® ETF	9,819	5,433,049
iShares® MSCI Europe Financials ETF	33,635	785,041
iShares® U.S. Technology ETF	27,162	3,974,615
JPMorgan Equity Premium Income ETF	148,245	8,521,122
JPMorgan Nasdaq Equity Premium Income ETF	35,640	1,914,581
RiverFront Dynamic US Dividend Advantage ETF(a)	286,978	15,602,621
VanEck Semiconductor ETF	2,723	672,554
WisdomTree® Europe Hedged Equity Fund	17,282	765,247
		55,252,049

TOTAL EXCHANGE TRADED FUNDS
(Cost $63,328,244)		76,551,067
	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.67%)
Money Market Fund (2.67%)
State Street Institutional Treasury Plus Money Market Fund- Premier Class	5.281%	2,103,024	$2,103,024

TOTAL MONEY MARKET FUND			2,103,024

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,103,024)			2,103,024

TOTAL INVESTMENTS (100.05%)
(Cost $65,431,268)			$78,654,091

Liabilities In Excess Of Other Assets (-0.05%)			(40,448)

NET ASSETS (100.00%)			$78,613,643

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following 4 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund, ALPS Global Opportunity Fund, and RiverFront Asset Allocation Growth & Income (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. ALPS | Kotak India ESG Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2024, net assets of the CoreCommodity Fund were $973,757,276 of which $192,174,446 or 19.74%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

For ALPS | Kotak India ESG Fund and ALPS Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$–	$–	$1,182	$1,182
Exchange Traded Funds	307,922,598	–	–	307,922,598
Government Bonds	–	634,266,341	–	634,266,341
Short Term Investments	51,891,455	–	–	51,891,455
Total	$359,814,053	$634,266,341	$1,182	$994,081,576
Other Financial Instruments
Assets
Futures Contracts	$16,814,524	$–	$–	$16,814,524
Total Return Swap Contracts	–	35	–	35
Liabilities
Futures Contracts	(20,360,199)	–	–	(20,360,199)
Total	$(3,545,675)	$35	$–	$(3,545,640)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India ESG Fund
Common Stocks
Communication Services	$–	$31,657,941	$–	$31,657,941
Consumer Discretionary	–	34,451,301	–	34,451,301
Consumer Staples	–	19,389,158	–	19,389,158
Energy	–	29,875,024	–	29,875,024
Financials	27,058,129	75,926,123	–	102,984,252
Health Care	–	39,286,162	–	39,286,162
Industrials	–	58,938,467	–	58,938,467
Information Technology	27,542,694	10,840,586	–	38,383,280
Materials	–	27,964,347	–	27,964,347
Real Estate	451,819	17,936,581	–	18,388,400
Utilities	–	8,713,096	–	8,713,096
Short Term Investments	6,000,000	–	–	6,000,000
Total	$61,052,642	$354,978,786	$–	$416,031,428

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Closed-End Funds	$5,844,834	$7,219,545	$–	$13,064,379
Common Stocks
Communications	1,876,861	–	–	1,876,861
Consumer Discretionary	–	1,110,031	–	1,110,031
Consumer Staples	1,763,190	–	–	1,763,190
Financials	16,465,582	13,881,123	–	30,346,705
Health Care	1,208,739	–	–	1,208,739
Industrials	2,786,555	1,721,261	–	4,507,816
Technology	5,678,197	–	–	5,678,197
Business Development Companies	4,476,672	–	–	4,476,672
Preferred Stock	1,353,561	–	–	1,353,561
Short-Term Investments	1,319,585	–	–	1,319,585
Total	$42,773,776	$23,931,960	$–	$66,705,736
Other Financial Instruments
Assets:
Forward Contract	$–	$13,920	$–	$13,920
Liabilities:
Forward Contract	–	(27,290)	–	(27,290)
Total	$–	$(13,370)	$–	$(13,370)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$76,551,067	$–	$–	$76,551,067
Short-Term Investments	2,103,024	–	–	2,103,024
Total	$78,654,091	$–	$–	$78,654,091

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended July 31, 2024. As of July 31, 2024, ALPS | CoreCommodity Management CompleteCommodities® Strategy held securities classified as Level 3 in the fair value hierarchy valued at $1,182, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except RiverFront Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: ALPS | Kotak India ESG Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2024 are disclosed after the Statement of Investments or Consolidated Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy for the period ended July 31, 2024 were as follows:

Security Name	Market Value as of October 31, 2023	Purchases	Sales	Market Value as of July 31, 2024	Share Balance as of July 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | CoreCommodity Natural Resources ETF	$-	$291,145,392	$(8,878,053)	$307,922,598	12,068,297	$-	$35,586,252	$(9,930,993)
	$-	$291,145,392	$(8,878,053)	$307,922,598	12,068,297	$-	$35,586,252	$(9,930,993)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for RiverFront Asset Allocation Growth & Income for the period ended July 31, 2024 were as follows:

Security Name	Market Value as of October 31, 2023	Purchases	Sales	Market Value as of July 31, 2024	Share Balance as of July 31, 2024	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
RiverFront Dynamic Core Income ETF	$5,034,204	$488,571	$(732,161)	$5,112,291	227,112	$165,537	$381,595	$(59,918)
Riverfront Strategic Income Fund	2,353,789	544,977	(343,245)	2,675,804	116,542	85,936	146,067	(25,784)
First Trust RiverFront Dynamic Developed International ETF	10,198,579	-	(1,497,104)	10,969,916	165,359	245,895	2,234,820	33,621
First Trust RiverFront Dynamic Emerging Markets ETF	2,592,781	-	(395,036)	2,799,372	42,789	60,869	592,434	9,193
RiverFront Dynamic US Dividend Advantage ETF	14,234,833	-	(2,248,371)	15,602,621	286,978	345,496	2,758,395	857,764
ALPS Active Equity Opportunity ETF	4,347,880	-	(2,461,297)	2,980,540	53,896	28,778	775,328	318,629
	$38,762,066	$1,033,548	$(7,677,214)	$40,140,544		$932,511	$6,888,639	$1,133,505

Financial Investors Trust

Schedules of Investments

(Unaudited)

July 31, 2024

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.26%)

Pipeline (0.26%)
Buckeye Partners LP
1M US SOFR + 2.00%, 11/22/2030(a)	$1,500,000	$1,502,985

TOTAL BANK LOANS
(Cost $1,503,539)		1,502,985

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.05%)

Fannie Mae
Series 1997-12, Class FA,
30D US SOFR + 1.11%, 04/18/2027(a)	$6,995	$7,016
Series 1997-49, Class F,
30D US SOFR + 0.61%, 06/17/2027(a)	9,273	9,256
Series 2004-95, Class AK,
5.500%, 01/25/2025	362	360
Series 2005-121, Class DY,
5.500%, 01/25/2026	890	886
Series 2011-40, Class KA,
3.500%, 03/25/2026	22,136	21,795
Series 2011-44, Class EB,
3.000%, 05/25/2026	5,507	5,415
Series 2011-61, Class B,
3.000%, 07/25/2026	10,778	10,585
Series 2011-80, Class KB,
3.500%, 08/25/2026	8,235	8,118
Series 2012-47, Class HA,
1.500%, 05/25/2027	14,961	14,458
Series 2013-5, Class DB,
2.000%, 02/25/2028	40,215	38,705
Series 2015-96, Class EA,
3.000%, 12/25/2026	105,370	102,536
		219,130
Freddie Mac
Series 1996-1810, Class D,
6.000%, 02/15/2026	5,250	5,195
Series 1996-1885, Class FA,
30D US SOFR + 0.56%, 09/15/2026(a)	1,662	1,659
	Principal Amount	Value (Note 2)
Series 2001-2332, Class FB,
30D US SOFR + 0.56%, 01/15/2028(a)	$36,113	$36,016
Series 2005-3005, Class ED,
5.000%, 07/15/2025	6,116	6,084
Series 2006-3104, Class DH,
5.000%, 01/15/2026	5,444	5,411
Series 2010-3661, Class B,
4.000%, 04/15/2025	1,071	1,066
Series 2010-3710, Class MG,
4.000%, 08/15/2025(b)	7,136	7,074
Series 2011-3829, Class BE,
3.500%, 03/15/2026	3,818	3,767
Series 2013-4177, Class NB,
1.500%, 03/15/2028	9,648	9,193
		75,465
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(b)	2,747	2,720
Series 2013-53, Class KN,
1.500%, 08/20/2025	2,288	2,252
		4,972

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $308,315)		299,567

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.02%)

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2015-KF07, Class A,
30D US SOFR + 0.40%, 02/25/2025(a)	8,657	8,652
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	53,239	53,038
Series 2017-KL1P, Class A1P,
2.544%, 10/25/2025	78,861	77,402
		139,092

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $139,588)		139,092

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (0.84%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	93,529	91,832

	Principal Amount	Value (Note 2)
Series 2011-MA0717,
3.500%, 04/01/2026	$88,371	$86,839
Series 2012-AM1076,
2.920%, 10/01/2024	216,124	214,414
Series 2014-AM7158,
3.150%, 11/01/2024	175,000	173,410
Series 2015-AM9288,
2.930%, 07/01/2025	3,633,171	3,556,165
Series 2016-AL9448,
2.935%, 07/01/2026(a)	179,174	173,335
Series 2016-AN1413,
2.490%, 05/01/2026	162,942	156,766
Series 2016-AN2079,
2.910%, 07/01/2026	34,035	32,820
Series 2021-,
1.580%, 12/01/2028	110,000	98,366
		4,583,947
Freddie Mac Gold Pool
Series 2011-,
3.500%, 02/01/2026	106,635	104,905
Series 2012-T40090,
3.000%, 05/01/2027	35,544	34,692
		139,597
Freddie Mac Pool
Series 2018-,
3.500%, 04/01/2028	85,716	83,854

Ginnie Mae I Pool
Series 2010-745222,
4.500%, 07/15/2025	20,488	20,359
Series 2013-AF1057,
2.000%, 07/15/2028	50,232	47,882
		68,241
Ginnie Mae II Pool
Series 2010-4898,
3.000%, 12/20/2025	16,228	15,911
Series 2011-4954,
3.000%, 02/20/2026	11,908	11,662
		27,573

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $4,966,026)		4,903,212

	Principal Amount	Value (Note 2)
CORPORATE BONDS (74.15%)
Aerospace & Defense (4.05%)
BAE Systems PLC
5.00%, 03/26/2027(c)	$4,500,000	$4,523,139
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,759,993
6.26%, 05/01/2027(c)	5,750,000	5,877,073
L3Harris Technologies, Inc.
5.40%, 01/15/2027	6,500,000	6,594,790
RTX Corp.
5.75%, 11/08/2026	2,000,000	2,042,367
Total Aerospace & Defense		23,797,362

Auto Parts Manufacturing (0.17%)
Aptiv PLC / Aptiv Corp.
2.40%, 02/18/2025	1,000,000	981,921

Automobiles Manufacturing (6.78%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,465,000	6,305,042
5.85%, 05/17/2027	3,000,000	3,032,308
6.95%, 03/06/2026	3,750,000	3,832,626
General Motors Financial Co., Inc.
5.35%, 07/15/2027	5,000,000	5,052,452
5.40%, 05/08/2027	1,500,000	1,517,093
6.05%, 10/10/2025	7,000,000	7,070,481
SOFRINDX + 1.30%, 04/07/2025(a)(d)	2,000,000	2,011,764
Hyundai Capital America
5.45%, 06/24/2026(c)	3,000,000	3,024,437
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/2026(c)	3,350,000	3,452,735
Volkswagen Group of America Finance LLC
5.40%, 03/20/2026(c)	4,400,000	4,423,998
Total Automobiles Manufacturing		39,722,936

Banks (10.05%)
Bank of Ireland Group PLC
1Y US TI + 2.65%, 09/16/2026(a)(c)	4,000,000	4,036,664
Bank of New York Mellon
1D US SOFR + 0.80%, 11/21/2025(a)	5,000,000	4,999,087
Citibank NA
5.44%, 04/30/2026	3,000,000	3,028,412
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	4,810,000	4,799,192
Danske Bank A/S
1Y US TI + 2.10%, 01/09/2026(a)(c)	8,535,000	8,570,770
Discover Bank
2.45%, 09/12/2024	3,029,000	3,017,522

	Principal Amount	Value (Note 2)
Fifth Third Bank NA
SOFRINDX + 1.23%, 10/27/2025(a)(d)	$2,000,000	$2,000,810
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	6,000,000	6,025,464
KeyCorp
SOFRINDX + 1.25%, 05/23/2025(a)(d)	1,000,000	1,001,052
Morgan Stanley Bank NA
1D US SOFR + 1.08%, 01/14/2028(a)	3,500,000	3,508,465
NatWest Markets PLC
0.80%, 08/12/2024(c)	1,000,000	998,545
Synovus Financial Corp.
5.20%, 08/11/2025	3,450,000	3,432,269
Truist Bank
3.30%, 05/15/2026	3,500,000	3,387,197
Wells Fargo & Co.
1D US SOFR + 1.07%, 04/22/2028(a)	5,000,000	5,098,232
Wells Fargo Bank NA
4.81%, 01/15/2026	5,000,000	5,002,098
Total Banks		58,905,779

Biotechnology (1.08%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,346,009
5.51%, 03/02/2026	3,000,000	3,000,043
Total Biotechnology		6,346,052

Cable & Satellite (0.17%)
Cox Communications, Inc.
5.45%, 09/15/2028(c)	1,000,000	1,020,936

Casinos & Gaming (1.18%)
Las Vegas Sands Corp.
5.90%, 06/01/2027	3,000,000	3,048,341
6.00%, 08/15/2029	1,000,000	1,018,959
MGM Resorts International
5.75%, 06/15/2025	2,850,000	2,848,313
Total Casinos & Gaming		6,915,613

Chemicals (3.70%)
Avient Corp.
5.75%, 05/15/2025(c)	4,721,000	4,714,214
Eastman Chemical Co.
5.00%, 08/01/2029	4,000,000	4,013,828
EIDP, Inc.
4.50%, 05/15/2026	5,000,000	4,982,478
LG Chem, Ltd.
4.38%, 07/14/2025(c)	1,500,000	1,488,219
	Principal Amount	Value (Note 2)
Sherwin-Williams Co.
4.05%, 08/08/2024	$3,000,000	$2,998,901
4.25%, 08/08/2025	3,000,000	2,974,676
Westlake Corp.
0.88%, 08/15/2024	500,000	499,028
Total Chemicals		21,671,344

Commercial Finance (1.11%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	3,400,000	3,429,105
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.75%, 05/24/2026(c)	3,000,000	3,031,324
Total Commercial Finance		6,460,429

Consumer Finance (3.09%)
American Express Co.
2.25%, 03/04/2025	3,000,000	2,947,742
1D US SOFR + 0.75%, 04/23/2027(a)	5,000,000	5,057,584
1D US SOFR + 0.93%, 07/26/2028(a)	3,000,000	3,020,732
SOFRINDX + 1.28%, 07/27/2029(a)(d)	3,000,000	3,053,564
Capital One Financial Corp.
1D US SOFR + 1.56%, 07/26/2030(a)	4,000,000	4,038,147
Total Consumer Finance		18,117,769

Consumer Products (0.67%)
Haleon UK Capital PLC
3.13%, 03/24/2025	4,000,000	3,940,464

Design, Manufacturing & Distribution (0.51%)
TD SYNNEX Corp.
1.25%, 08/09/2024	3,000,000	2,995,099

Diversified Banks (2.37%)
Bank of America Corp.
1D US SOFR + 1.29%, 01/20/2027(a)	4,000,000	4,003,452
JPMorgan Chase & Co.
1D US SOFR + 1.07%, 12/15/2025(a)	3,875,000	3,876,914
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,013,952
Toronto-Dominion Bank
Series GMTN
4.98%, 04/05/2027	3,000,000	3,023,145
Total Diversified Banks		13,917,463

	Principal Amount	Value (Note 2)
Electrical Equipment Manufacturing (0.54%)
Vontier Corp.
1.80%, 04/01/2026	$3,350,000	$3,165,027

Entertainment Content (1.11%)
Warnermedia Holdings, Inc.
6.41%, 03/15/2026	6,500,000	6,499,849

Exploration & Production (2.11%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,011,206
Occidental Petroleum Corp.
5.00%, 08/01/2027	2,000,000	2,008,270
5.20%, 08/01/2029	4,000,000	4,027,020
8.50%, 07/15/2027	4,900,000	5,309,841
Total Exploration & Production		12,356,337

Financial Services (10.43%)
Charles Schwab Corp.
5.88%, 08/24/2026	5,000,000	5,094,890
SOFRINDX + 1.05%, 03/03/2027(a)(d)	2,471,000	2,488,259
Goldman Sachs Group, Inc.
1D US SOFR + 1.075%, 08/10/2026(a)	7,000,000	7,035,238
LPL Holdings, Inc.
5.70%, 05/20/2027	2,900,000	2,931,435
Lseg US Fin Corp.
4.88%, 03/28/2027(c)	2,500,000	2,505,050
Morgan Stanley
1D US SOFR + 1.295%, 01/28/2027(a)	2,000,000	2,002,903
1D US SOFR + 1.59%, 04/20/2029(a)	3,000,000	3,030,848
Nasdaq, Inc.
5.65%, 06/28/2025	500,000	501,600
National Securities Clearing Corp.
4.90%, 06/26/2029(c)	5,000,000	5,076,206
5.05%, 11/21/2024(c)	7,000,000	6,990,569
5.15%, 06/26/2026(c)	5,000,000	5,042,062
State Street Corp.
1D US SOFR + 1.353%, 11/04/2026(a)	3,250,000	3,276,933
UBS Group AG
1Y US TI + 1.60%, 08/05/2025(a)(c)	5,000,000	4,999,566
1Y US TI + 1.60%, 12/22/2027(a)(c)	7,000,000	7,194,070
USAA Capital Corp.
3.38%, 05/01/2025(c)	3,000,000	2,960,392
Total Financial Services		61,130,021
	Principal Amount	Value (Note 2)
Food & Beverage (1.37%)
Campbell Soup Co.
5.20%, 03/19/2027	$3,000,000	$3,044,307
5.30%, 03/20/2026	1,000,000	1,006,392
JDE Peet's NV
0.80%, 09/24/2024(c)	1,000,000	991,448
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025(c)	3,000,000	2,974,446
Total Food & Beverage		8,016,593

Health Care Facilities & Services (1.84%)
Cardinal Health, Inc.
5.13%, 02/15/2029	3,000,000	3,043,193
HCA, Inc.
5.20%, 06/01/2028	2,000,000	2,021,340
5.38%, 02/01/2025	5,700,000	5,689,979
Total Health Care Facilities & Services		10,754,512

Industrial Other (1.39%)
Element Fleet Management Corp.
6.27%, 06/26/2026(c)	5,800,000	5,909,047
Quanta Services, Inc.
0.95%, 10/01/2024	2,250,000	2,229,329
Total Industrial Other		8,138,376

Leisure Products Manufacturing (0.61%)
Brunswick Corp.
0.85%, 08/18/2024	2,000,000	1,994,857
Polaris, Inc.
6.95%, 03/15/2029	1,492,000	1,585,923
Total Leisure Products Manufacturing		3,580,780

Managed Care (0.34%)
UnitedHealth Group, Inc.
4.75%, 07/15/2026	2,000,000	2,006,973

Medical Equipment & Devices Manufacturing (3.41%)
Alcon Finance Corp.
2.75%, 09/23/2026(c)	6,150,000	5,880,156
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024	2,000,000	1,999,312
5.60%, 11/15/2025	3,000,000	3,018,027
Solventum Corp.
5.40%, 03/01/2029(c)	2,000,000	2,025,317
5.45%, 02/25/2027(c)	5,000,000	5,047,821
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	2,000,000	1,974,021
Total Medical Equipment & Devices Manufacturing		19,944,654

Metals & Mining (1.12%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	6,592,000	6,589,527

	Principal Amount	Value (Note 2)
Pharmaceuticals (1.37%)
AbbVie, Inc.
4.80%, 03/15/2027	$5,000,000	$5,033,903
Bristol-Myers Squibb Co.
4.95%, 02/20/2026	3,000,000	3,014,983
Total Pharmaceuticals		8,048,886

Pipeline (2.76%)
Buckeye Partners LP
4.35%, 10/15/2024	918,000	915,564
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(c)	1,000,000	1,039,630
6.06%, 08/15/2026(c)	1,500,000	1,523,949
EnLink Midstream LLC
5.63%, 01/15/2028(c)	660,000	662,804
Gray Oak Pipeline LLC
2.60%, 10/15/2025(c)	6,370,000	6,168,289
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,786,000	5,847,887
Total Pipeline		16,158,123

Property & Casualty Insurance (0.86%)
Chubb INA Holdings LLC
4.65%, 08/15/2029	5,000,000	5,019,999

Real Estate (1.01%)
VICI Properties LP
4.38%, 05/15/2025	6,000,000	5,943,661

Refining & Marketing (0.17%)
HF Sinclair Corp.
6.38%, 04/15/2027(c)	1,000,000	1,010,957

Retail - Consumer Discretionary (1.38%)
AutoZone, Inc.
5.10%, 07/15/2029	3,000,000	3,036,859
Home Depot, Inc.
4.88%, 06/25/2027	3,000,000	3,033,945
5.15%, 06/25/2026	2,000,000	2,021,204
Total Retail - Consumer Discretionary		8,092,008

Semiconductors (0.69%)
Broadcom, Inc.
5.05%, 07/12/2027	4,000,000	4,036,672

Software & Services (0.25%)
VMware LLC
4.65%, 05/15/2027	1,500,000	1,493,214
	Principal Amount	Value (Note 2)
Supermarkets & Pharmacies (0.92%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(c)	$5,330,000	$5,411,138

Transportation & Logistics (0.52%)
Daimler Truck Finance North America LLC
5.13%, 09/25/2029(c)	1,000,000	1,011,386
5.60%, 08/08/2025(c)	2,000,000	2,007,946
Total Transportation & Logistics		3,019,332

Utilities (3.76%)
American Electric Power Co., Inc.
5.70%, 08/15/2025	3,000,000	3,011,862
Black Hills Corp.
1.04%, 08/23/2024	3,000,000	2,990,939
DTE Energy Co.
4.95%, 07/01/2027	2,000,000	2,007,834
Duke Energy Corp.
5.00%, 12/08/2025	6,000,000	6,008,001
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	3,000,000	3,012,799
Sempra
5.40%, 08/01/2026	2,000,000	2,018,532
Southern Co.
4.48%, 08/01/2024(b)	3,000,000	3,000,000
Total Utilities		22,049,967

Waste & Environment Services & Equipment (0.40%)
GFL Environmental, Inc.
5.13%, 12/15/2026(c)	2,340,000	2,321,049

Wireless Telecommunications Services (0.86%)
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,016,345

TOTAL CORPORATE BONDS
(Cost $432,361,289)		434,597,167

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (22.09%)
U.S. Treasury Bonds (22.09%)
United States Treasury Notes
4.25%, 03/15/2027	$28,484,000	$28,579,131
4.25%, 06/30/2029	5,659,000	5,738,138
4.38%, 07/15/2027	3,100,000	3,156,309
4.50%, 03/31/2026	13,938,000	13,959,234
4.50%, 04/15/2027	22,386,000	22,605,051
4.50%, 05/15/2027	16,615,000	16,788,289
4.50%, 05/31/2029	11,249,000	11,530,664
4.63%, 02/28/2026	860,000	862,318
4.63%, 03/15/2026	11,941,000	11,980,881
4.63%, 04/30/2029	8,249,000	8,492,764
4.88%, 05/31/2026	5,687,000	5,740,205
Total U.S. Treasury Bonds		129,432,984

TOTAL GOVERNMENT BONDS
(Cost $127,935,943)		129,432,984

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.67%)

Money Market Fund (2.67%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.21%	15,671,336	15,671,336

TOTAL SHORT TERM INVESTMENTS
(Cost $15,671,336)			15,671,336

TOTAL INVESTMENTS (100.08%)
(Cost $582,886,036)			$586,546,343

Liabilities In Excess Of Other Assets (-0.08%)			(488,013)

NET ASSETS (100.00%)			$586,058,330

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
30D US SOFR - 30 Day SOFR as of July 31, 2024 was 5.34%
1D US SOFR - 1 Day SOFR as of July 31, 2024 was 5.38%
1M US SOFR - 1 Month SOFR as of July 31, 2024 was 5.34%
1Y US TI - 1 Year US TI as of July 31, 2024 was 4.73%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2024.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, the aggregate market value of those securities was $123,915,352, representing 21.14% of net assets.
(d)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (2.28%)

Aerospace & Defense (0.53%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$16,125,000	$16,184,501

Casinos & Gaming (0.24%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031(a)	7,431,258	7,457,118

Consumer Finance (0.50%)
Boost Newco Borrower LLC
1D US SOFR + 3.00%, 01/31/2031(a)	15,240,000	15,296,007

Financial Services (0.07%)
Jane Street Group LLC
1M US SOFR + 2.50%, 01/26/2028(a)	2,290,067	2,297,739

Industrials (0.40%)
Chart Industries, Inc.
1M US SOFR + 3.25%, 03/18/2030(a)	7,300,000	7,341,099
GFL Environmental 6/24
3M US SOFR + 2.00%, 06/27/2031(a)	4,944,000	4,966,001
Total Industrials		12,307,100

Pipeline (0.30%)
Buckeye Partners LP
1M US SOFR + 2.50%, 11/22/2030(a)	9,294,000	9,312,495

Travel & Lodging (0.24%)
Carnival Corp.
1M US SOFR + 2.75%, 08/09/2027(a)	7,179,200	7,238,644

TOTAL BANK LOANS
(Cost $70,099,417)		70,093,604
	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (8.91%)

Fannie Mae
Series 1997-76, Class FO,
30D US SOFR + 0.61%, 09/17/2027(a)	$6,267	$6,171
Series 1999-58, Class F,
30D US SOFR + 0.51%, 11/18/2029(a)	23,671	23,538
Series 2000-40, Class FA,
30D US SOFR + 0.61%, 07/25/2030(a)	9,957	9,939
Series 2000-45, Class F,
30D US SOFR + 0.56%, 12/25/2030(a)	8,773	8,730
Series 2001-27, Class F,
30D US SOFR + 0.61%, 06/25/2031(a)	5,620	5,536
Series 2001-29, Class Z,
6.500%, 07/25/2031	41,876	42,730
Series 2001-51, Class OD,
6.500%, 10/25/2031	379	379
Series 2001-52, Class XZ,
6.500%, 10/25/2031	16,129	16,676
Series 2001-59, Class F,
30D US SOFR + 0.71%, 11/25/2031(a)	70,668	70,647
Series 2001-60, Class OF,
30D US SOFR + 1.06%, 10/25/2031(a)	114,510	115,701
Series 2001-63, Class FD,
30D US SOFR + 0.71%, 12/18/2031(a)	7,420	7,424
Series 2001-63, Class TC,
6.000%, 12/25/2031	14,050	14,465
Series 2001-68, Class PH,
6.000%, 12/25/2031	11,774	12,137
Series 2001-71, Class FE,
30D US SOFR + 0.76%, 11/25/2031(a)	51,032	51,087
Series 2001-71, Class FS,
30D US SOFR + 0.71%, 11/25/2031(a)	41,734	41,724
Series 2001-81, Class GE,
6.000%, 01/25/2032	9,819	10,114
Series 2002-11, Class JF,
30D US SOFR + 0.84%, 03/25/2032(a)	31,797	31,899

	Principal Amount	Value (Note 2)
Series 2002-12, Class FH,
30D US SOFR + 1.16%, 01/25/2032(a)	$33,700	$33,980
Series 2002-13, Class FE,
30D US SOFR + 1.01%, 03/25/2032(a)	29,156	29,284
Series 2002-16, Class TM,
7.000%, 04/25/2032	8,649	8,932
Series 2002-17, Class JF,
30D US SOFR + 1.11%, 04/25/2032(a)	18,453	18,646
Series 2002-18, Class FD,
30D US SOFR + 0.91%, 02/25/2032(a)	33,326	33,437
Series 2002-23, Class FA,
30D US SOFR + 1.01%, 04/25/2032(a)	26,959	27,218
Series 2002-34, Class EO,
–%, 05/18/2032(b)	19,606	18,626
Series 2002-36, Class FS,
30D US SOFR + 0.61%, 06/25/2032(a)	6,609	6,605
Series 2002-44, Class FJ,
30D US SOFR + 1.11%, 04/25/2032(a)	47,400	47,817
Series 2002-47, Class FC,
30D US SOFR + 0.71%, 11/25/2031(a)	9,745	9,721
Series 2002-48, Class F,
30D US SOFR + 1.11%, 07/25/2032(a)	29,470	29,730
Series 2002-49, Class FC,
30D US SOFR + 1.11%, 11/18/2031(a)	27,494	27,723
Series 2002-60, Class FV,
30D US SOFR + 1.11%, 04/25/2032(a)	68,494	69,213
Series 2002-63, Class EZ,
6.000%, 10/25/2032	5,608	5,800
Series 2002-64, Class PG,
5.500%, 10/25/2032	39,289	40,169
Series 2002-68, Class AF,
30D US SOFR + 1.11%, 10/25/2032(a)	12,984	13,122
Series 2002-7, Class FC,
30D US SOFR + 0.86%, 01/25/2032(a)	39,846	39,994
Series 2002-71, Class AQ,
4.000%, 11/25/2032	26,230	25,485
	Principal Amount	Value (Note 2)
Series 2002-8, Class FA,
30D US SOFR + 0.86%, 03/18/2032(a)	$19,663	$19,769
Series 2002-80, Class CZ,
4.500%, 09/25/2032	106,250	100,584
Series 2002-9, Class FW,
30D US SOFR + 0.66%, 03/25/2032(a)	10,095	9,963
Series 2002-91, Class F,
30D US SOFR + 0.66%, 01/25/2033(a)	14,389	14,360
Series 2003-107, Class FD,
30D US SOFR + 0.61%, 11/25/2033(a)	9,465	9,448
Series 2003-110, Class CK,
3.000%, 11/25/2033	15,780	15,220
Series 2003-116, Class FA,
30D US SOFR + 0.51%, 11/25/2033(a)	18,987	18,914
Series 2003-119, Class FH,
30D US SOFR + 0.61%, 12/25/2033(a)	28,533	28,479
Series 2003-119, Class ZP,
4.000%, 12/25/2033	45,888	44,074
Series 2003-128, Class MF,
30D US SOFR + 0.71%, 01/25/2034(a)	38,535	38,588
Series 2003-131, Class CH,
5.500%, 01/25/2034	60,921	62,768
Series 2003-134, Class FC,
30D US SOFR + 0.71%, 12/25/2032(a)	21,832	21,862
Series 2003-14, Class AN,
3.500%, 03/25/2033	18,856	18,579
Series 2003-14, Class AP,
4.000%, 03/25/2033	28,283	27,908
Series 2003-19, Class MB,
4.000%, 05/25/2031	24,852	24,003
Series 2003-21, Class OG,
4.000%, 01/25/2033	13,425	13,104
Series 2003-22, Class BZ,
6.000%, 04/25/2033	20,054	20,617
Series 2003-27, Class EK,
5.000%, 04/25/2033	21,412	21,645
Series 2003-30, Class JQ,
5.500%, 04/25/2033	19,724	20,244
Series 2003-32, Class UJ,
5.500%, 05/25/2033	34,034	34,983
Series 2003-41, Class OZ,
3.750%, 05/25/2033	171,728	158,341

	Principal Amount	Value (Note 2)
Series 2003-41, Class OB,
4.000%, 05/25/2033	$100,571	$95,599
Series 2003-42, Class JH,
5.500%, 05/25/2033	50,475	51,845
Series 2003-46, Class PJ,
5.500%, 06/25/2033	25,949	26,677
Series 2003-47, Class PE,
5.750%, 06/25/2033	35,869	37,032
Series 2003-64, Class JK,
3.500%, 07/25/2033	36,976	35,840
Series 2003-64, Class ZC,
5.000%, 07/25/2033	20,929	21,169
Series 2003-71, Class HD,
5.500%, 08/25/2033	86,507	87,972
Series 2003-76, Class EZ,
5.000%, 08/25/2033	106,904	108,529
Series 2003-94, Class CE,
5.000%, 10/25/2033	3,898	3,847
Series 2004-10, Class ZB,
6.000%, 02/25/2034	149,179	154,771
Series 2004-101, Class TB,
5.500%, 01/25/2035	90,558	93,028
Series 2004-14, Class QB,
5.250%, 03/25/2034	120,934	123,490
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	123,930
Series 2004-17, Class DZ,
5.500%, 04/25/2034	11,060	11,182
Series 2004-36, Class FA,
30D US SOFR + 0.51%, 05/25/2034(a)	18,905	18,804
Series 2004-36, Class CB,
5.000%, 05/25/2034	70,598	71,431
Series 2004-53, Class FC,
30D US SOFR + 0.56%, 07/25/2034(a)	143,400	142,856
Series 2004-54, Class FL,
30D US SOFR + 0.51%, 07/25/2034(a)	93,295	93,017
Series 2004-60, Class AC,
5.500%, 04/25/2034	69,477	68,764
Series 2004-68, Class LC,
5.000%, 09/25/2029	26,165	26,262
Series 2004-77, Class AY,
4.500%, 10/25/2034	13,229	13,149
Series 2004-82, Class HK,
5.500%, 11/25/2034	37,134	38,305
	Principal Amount	Value (Note 2)
Series 2004-92, Class FD,
30D US SOFR + 0.46%, 05/25/2034(a)	$6,117	$6,115
Series 2004-92, Class TB,
5.500%, 12/25/2034	61,172	63,165
Series 2005-110, Class MP,
5.500%, 12/25/2035	11,905	12,113
Series 2005-120, Class FE,
30D US SOFR + 0.63%, 01/25/2036(a)	16,385	16,247
Series 2005-122, Class PY,
6.000%, 01/25/2036	232,401	240,529
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	24,641
Series 2005-17, Class EZ,
4.500%, 03/25/2035	167,438	162,552
Series 2005-29, Class ZA,
5.500%, 04/25/2035	928,025	960,564
Series 2005-3, Class CH,
5.250%, 02/25/2035	64,704	66,304
Series 2005-35, Class DZ,
5.000%, 04/25/2035	105,140	106,431
Series 2005-48, Class TD,
5.500%, 06/25/2035	98,415	101,890
Series 2005-52, Class FE,
30D US SOFR + 1.91%, 05/25/2035(a)	85,397	87,554
Series 2005-62, Class GZ,
5.750%, 07/25/2035	326,016	337,444
Series 2005-64, Class PL,
5.500%, 07/25/2035	48,755	49,672
Series 2005-68, Class PG,
5.500%, 08/25/2035	21,172	21,581
Series 2005-68, Class BE,
5.250%, 08/25/2035	55,330	55,804
Series 2005-68, Class CZ,
5.500%, 08/25/2035	236,650	243,345
Series 2005-69, Class GZ,
4.500%, 08/25/2035	12,930	12,492
Series 2005-7, Class MZ,
4.750%, 02/25/2035	20,355	19,914
Series 2005-70, Class NA,
5.500%, 08/25/2035	9,061	9,249
Series 2005-70, Class KP,
5.000%, 06/25/2035	41,814	42,320
Series 2005-72, Class FB,
30D US SOFR + 0.36%, 08/25/2035(a)	8,446	8,365
Series 2005-79, Class DB,
5.500%, 09/25/2035	63,679	65,546

	Principal Amount	Value (Note 2)
Series 2005-84, Class XM,
5.750%, 10/25/2035	$43,834	$44,809
Series 2005-89, Class F,
30D US SOFR + 0.41%, 10/25/2035(a)	15,909	15,758
Series 2005-99, Class AC,
5.500%, 12/25/2035	541,000	552,687
Series 2005-99, Class FA,
30D US SOFR + 0.41%, 11/25/2035(a)	10,840	10,815
Series 2005-99, Class ZA,
5.500%, 12/25/2035	125,334	127,025
Series 2006-112, Class QC,
5.500%, 11/25/2036	16,370	16,932
Series 2006-114, Class HE,
5.500%, 12/25/2036	74,059	76,391
Series 2006-115, Class EF,
30D US SOFR + 0.47%, 12/25/2036(a)	12,664	12,499
Series 2006-16, Class HZ,
5.500%, 03/25/2036	197,054	204,134
Series 2006-39, Class EF,
30D US SOFR + 0.51%, 05/25/2036(a)	12,279	12,169
Series 2006-46, Class UD,
5.500%, 06/25/2036	32,062	32,924
Series 2006-48, Class TF,
30D US SOFR + 0.51%, 06/25/2036(a)	31,628	31,271
Series 2006-48, Class DZ,
6.000%, 06/25/2036	175,080	182,505
Series 2006-56, Class F,
30D US SOFR + 0.41%, 07/25/2036(a)	8,797	8,724
Series 2006-62, Class FX,
30D US SOFR + 1.86%, 07/25/2036(a)	161,158	161,035
Series 2006-63, Class QH,
5.500%, 07/25/2036	27,167	28,110
Series 2006-70, Class AF,
30D US SOFR + 0.51%, 08/25/2036(a)	63,397	62,653
Series 2006-71, Class ZH,
6.000%, 07/25/2036	33,023	34,627
Series 2006-95, Class FH,
30D US SOFR + 0.56%, 10/25/2036(a)	63,273	62,649
	Principal Amount	Value (Note 2)
Series 2007-100, Class YF,
30D US SOFR + 0.66%, 10/25/2037(a)	$13,108	$13,017
Series 2007-109, Class GF,
30D US SOFR + 0.79%, 12/25/2037(a)	38,215	38,136
Series 2007-111, Class FC,
30D US SOFR + 0.71%, 12/25/2037(a)	25,914	25,868
Series 2007-117, Class FM,
30D US SOFR + 0.81%, 01/25/2038(a)	155,102	155,017
Series 2007-12, Class BZ,
6.000%, 03/25/2037	474,557	477,040
Series 2007-12, Class ZA,
6.000%, 03/25/2037	157,566	153,812
Series 2007-14, Class GZ,
5.500%, 03/25/2037	140,072	146,112
Series 2007-18, Class MZ,
6.000%, 03/25/2037	123,725	129,698
Series 2007-22, Class FC,
30D US SOFR + 0.53%, 03/25/2037(a)	67,302	66,064
Series 2007-26, Class ZB,
5.500%, 04/25/2037	226,431	227,192
Series 2007-30, Class MB,
4.250%, 04/25/2037	49,792	49,191
Series 2007-33, Class HE,
5.500%, 04/25/2037	33,088	34,443
Series 2007-34, Class F,
30D US SOFR + 0.50%, 04/25/2037(a)	19,244	18,983
Series 2007-41, Class FA,
30D US SOFR + 0.51%, 05/25/2037(a)	6,738	6,646
Series 2007-51, Class PB,
5.500%, 06/25/2037	23,617	23,112
Series 2007-51, Class CP,
5.500%, 06/25/2037	23,291	23,675
Series 2007-55, Class PH,
6.000%, 06/25/2047	256,424	271,219
Series 2007-57, Class FA,
30D US SOFR + 0.34%, 06/25/2037(a)	17,641	17,428
Series 2007-6, Class FC,
30D US SOFR + 0.53%, 02/25/2037(a)	35,089	34,615
Series 2007-63, Class FC,
30D US SOFR + 0.46%, 07/25/2037(a)	17,074	16,816

	Principal Amount	Value (Note 2)
Series 2007-63, Class VZ,
5.500%, 07/25/2037	$152,857	$153,790
Series 2007-65, Class ZE,
5.500%, 07/25/2037	549,847	551,714
Series 2007-65, Class KF,
30D US SOFR + 0.49%, 07/25/2037(a)	49,167	48,470
Series 2007-70, Class FA,
30D US SOFR + 0.46%, 07/25/2037(a)	19,485	19,209
Series 2007-77, Class JE,
6.000%, 08/25/2037	279,801	289,371
Series 2007-85, Class FC,
30D US SOFR + 0.65%, 09/25/2037(a)	83,904	83,562
Series 2007-85, Class FL,
30D US SOFR + 0.65%, 09/25/2037(a)	28,113	27,910
Series 2007-86, Class FA,
30D US SOFR + 0.56%, 09/25/2037(a)	24,261	24,083
Series 2007-9, Class FB,
30D US SOFR + 0.46%, 03/25/2037(a)	19,298	19,001
Series 2008-18, Class FA,
30D US SOFR + 1.01%, 03/25/2038(a)	145,588	146,605
Series 2008-24, Class WD,
5.500%, 02/25/2038	153,997	155,801
Series 2008-25, Class EF,
30D US SOFR + 1.06%, 04/25/2038(a)	34,552	34,887
Series 2008-27, Class B,
5.500%, 04/25/2038	638,406	664,023
Series 2008-46, Class LA,
5.500%, 06/25/2038	9,288	9,327
Series 2008-66, Class FT,
30D US SOFR + 1.06%, 08/25/2038(a)	19,713	19,782
Series 2008-86, Class FC,
30D US SOFR + 1.21%, 12/25/2038(a)	140,661	142,501
Series 2009-103, Class FM,
30D US SOFR + 0.81%, 11/25/2039(a)	28,013	28,056
Series 2009-104, Class FA,
30D US SOFR + 0.91%, 12/25/2039(a)	33,230	33,347
	Principal Amount	Value (Note 2)
Series 2009-11, Class MP,
7.000%, 03/25/2049	$98,838	$106,346
Series 2009-110, Class FG,
30D US SOFR + 0.86%, 01/25/2040(a)	71,092	71,293
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	134,386
Series 2009-12, Class LA,
14.978%, 03/25/2039(a)	256,078	309,553
Series 2009-12, Class LD,
16.622%, 03/25/2039(a)	340,344	468,068
Series 2009-19, Class ZA,
6.500%, 04/25/2039	408,458	427,337
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	58,119
Series 2009-39, Class Z,
6.000%, 06/25/2039	1,721,725	1,771,340
Series 2009-42, Class TZ,
4.500%, 03/25/2039	221,186	212,329
Series 2009-47, Class BN,
4.500%, 07/25/2039	28,574	28,414
Series 2009-62, Class WA,
5.585%, 08/25/2039(a)	86,796	86,864
Series 2009-68, Class FD,
30D US SOFR + 1.36%, 09/25/2039(a)	43,581	43,903
Series 2009-70, Class CO,
–%, 01/25/2037(b)	63,030	52,805
Series 2009-70, Class FA,
30D US SOFR + 1.31%, 09/25/2039(a)	20,901	20,879
Series 2009-86, Class OT,
–%, 10/25/2037(b)	26,855	22,499
Series 2009-87, Class FG,
30D US SOFR + 0.86%, 11/25/2039(a)	47,143	47,281
Series 2009-90, Class UZ,
4.500%, 11/25/2039	678,878	648,596
Series 2010-1, Class WA,
6.263%, 02/25/2040(a)	12,810	13,023
Series 2010-1, Class EL,
4.500%, 02/25/2040	237,799	233,707
Series 2010-102, Class B,
4.500%, 07/25/2040	214,409	210,908
Series 2010-102, Class HA,
4.000%, 09/25/2050	57,180	53,801
Series 2010-103, Class DZ,
4.500%, 09/25/2040	227,944	221,799
Series 2010-103, Class PJ,
4.500%, 09/25/2040	27,539	27,450

	Principal Amount	Value (Note 2)
Series 2010-111, Class FC,
30D US SOFR + 0.63%, 10/25/2040(a)	$40,214	$39,842
Series 2010-118, Class LZ,
4.750%, 10/25/2040	32,373	32,017
Series 2010-122, Class JA,
7.000%, 07/25/2040	14,023	14,203
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,486	161,260
Series 2010-123, Class FL,
30D US SOFR + 0.54%, 11/25/2040(a)	15,343	15,208
Series 2010-129, Class PZ,
4.500%, 11/25/2040	35,792	33,388
Series 2010-130, Class BZ,
4.500%, 11/25/2040	1,174,261	1,154,801
Series 2010-14, Class FJ,
30D US SOFR + 0.71%, 03/25/2040(a)	72,418	72,359
Series 2010-141, Class FB,
30D US SOFR + 0.58%, 12/25/2040(a)	38,484	38,047
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	85,651
Series 2010-141, Class LZ,
4.500%, 12/25/2040	720,313	693,296
Series 2010-141, Class AL,
4.000%, 12/25/2040	271,065	263,789
Series 2010-142, Class FM,
30D US SOFR + 0.58%, 12/25/2040(a)	13,775	13,609
Series 2010-154, Class JA,
3.000%, 11/25/2040	255,196	241,339
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	71,038
Series 2010-19, Class PY,
5.000%, 03/25/2040	250,250	254,403
Series 2010-33, Class KN,
4.500%, 03/25/2040	26,963	26,633
Series 2010-37, Class CY,
5.000%, 04/25/2040	29,338	29,739
Series 2010-39, Class EF,
30D US SOFR + 0.63%, 06/25/2037(a)	30,797	30,659
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	175,469
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	272,363
	Principal Amount	Value (Note 2)
Series 2010-57, Class HA,
3.500%, 02/25/2040	$6,127	$6,083
Series 2010-58, Class FY,
30D US SOFR + 0.84%, 06/25/2040(a)	39,940	39,913
Series 2010-64, Class DM,
5.000%, 06/25/2040	25,942	25,940
Series 2010-67, Class BD,
4.500%, 06/25/2040	539,471	537,055
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	80,481
Series 2010-82, Class WZ,
5.000%, 08/25/2040	290,070	293,039
Series 2010-9, Class ME,
5.000%, 02/25/2040	854,168	873,169
Series 2011-114, Class B,
3.500%, 11/25/2041	142,739	134,490
Series 2011-118, Class KL,
3.250%, 07/25/2040	83,868	80,472
Series 2011-121, Class JP,
4.500%, 12/25/2041	105,256	104,327
Series 2011-128, Class KB,
4.500%, 12/25/2041	800,000	785,055
Series 2011-130, Class KB,
4.000%, 12/25/2041	30,488	28,843
Series 2011-132, Class PE,
4.500%, 12/25/2041	114,991	113,577
Series 2011-145, Class JA,
4.500%, 12/25/2041	7,852	7,722
Series 2011-148, Class PL,
4.000%, 01/25/2042	425,000	387,928
Series 2011-15, Class AF,
30D US SOFR + 0.62%, 03/25/2041(a)	21,750	21,557
Series 2011-17, Class PD,
4.000%, 03/25/2041	5,569	5,388
Series 2011-26, Class PA,
4.500%, 04/25/2041	86,471	85,869
Series 2011-27, Class ZD,
2.500%, 09/25/2040	170,206	150,726
Series 2011-3, Class FA,
30D US SOFR + 0.79%, 02/25/2041(a)	132,458	131,961
Series 2011-30, Class ZA,
5.000%, 04/25/2041	841,620	829,206
Series 2011-43, Class B,
3.500%, 05/25/2031	15,922	15,509
Series 2011-45, Class ZA,
4.000%, 05/25/2031	13,929	13,732

	Principal Amount	Value (Note 2)
Series 2011-47, Class GF,
30D US SOFR + 0.68%, 06/25/2041(a)	$90,357	$89,938
Series 2011-5, Class PO,
–%, 09/25/2040(b)	7,816	5,718
Series 2011-55, Class BZ,
3.500%, 06/25/2041	421,211	395,263
Series 2011-74, Class UB,
4.000%, 07/25/2040	131,042	120,520
Series 2011-86, Class AF,
30D US SOFR + 0.61%, 02/25/2040(a)	20,678	20,570
Series 2011-86, Class NF,
30D US SOFR + 0.66%, 09/25/2041(a)	81,346	80,846
Series 2011-93, Class ST,
4.000%, 09/25/2041	16,624	15,820
Series 2011-93, Class GA,
4.000%, 04/25/2039	15,224	14,704
Series 2012-100, Class DB,
3.000%, 09/25/2042	940,377	845,847
Series 2012-103, Class PY,
3.000%, 09/25/2042	180,000	152,756
Series 2012-106, Class QN,
3.500%, 10/25/2042	57,637	53,558
Series 2012-108, Class PL,
3.000%, 10/25/2042	541,668	490,921
Series 2012-110, Class JB,
2.500%, 10/25/2042	204,000	155,589
Series 2012-111, Class B,
7.000%, 10/25/2042	70,295	75,761
Series 2012-112, Class DA,
3.000%, 10/25/2042	158,842	144,378
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	177,958
Series 2012-120, Class AH,
2.500%, 02/25/2032	17,432	16,981
Series 2012-125, Class GY,
2.000%, 11/25/2042	621,000	486,446
Series 2012-126, Class TA,
3.000%, 10/25/2042	160,001	145,171
Series 2012-128, Class NP,
2.500%, 11/25/2042	8,143	5,421
Series 2012-129, Class HT,
2.000%, 12/25/2032	28,713	25,230
Series 2012-13, Class JP,
4.500%, 02/25/2042	415,344	411,667
	Principal Amount	Value (Note 2)
Series 2012-131, Class FG,
30D US SOFR + 0.46%, 09/25/2042(a)	$39,004	$38,238
Series 2012-137, Class CF,
30D US SOFR + 0.41%, 08/25/2041(a)	9,579	9,548
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	146,607
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	175,808
Series 2012-14, Class FL,
30D US SOFR + 0.56%, 12/25/2040(a)	1,518	1,517
Series 2012-141, Class PD,
1.750%, 10/25/2041	81,879	75,996
Series 2012-149, Class ZA,
3.000%, 01/25/2041	57,644	55,271
Series 2012-149, Class DA,
1.750%, 01/25/2043	22,412	20,663
Series 2012-149, Class KB,
3.000%, 01/25/2043	127,224	121,043
Series 2012-151, Class NX,
1.500%, 01/25/2043	315,280	267,034
Series 2012-151, Class WC,
2.500%, 01/25/2043	249,000	182,569
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	52,527
Series 2012-153, Class B,
7.000%, 07/25/2042	23,983	26,124
Series 2012-17, Class JB,
3.500%, 03/25/2042	200,000	171,008
Series 2012-17, Class JA,
3.500%, 12/25/2041	229,076	214,260
Series 2012-19, Class CB,
3.500%, 03/25/2042	197,000	181,161
Series 2012-20, Class TD,
4.500%, 02/25/2042	26,214	25,869
Series 2012-26, Class MA,
3.500%, 03/25/2042	114,489	107,306
Series 2012-27, Class KB,
2.000%, 03/25/2042	150,407	116,892
Series 2012-33, Class F,
30D US SOFR + 0.63%, 04/25/2042(a)	24,264	24,052
Series 2012-37, Class BF,
30D US SOFR + 0.61%, 12/25/2035(a)	42,806	42,536
Series 2012-38, Class MC,
3.000%, 04/25/2042	147,000	122,907

	Principal Amount	Value (Note 2)
Series 2012-46, Class YB,
3.500%, 05/25/2042	$61,440	$55,864
Series 2012-46, Class CD,
2.500%, 04/25/2041	47,619	46,474
Series 2012-47, Class JM,
3.500%, 05/25/2042	140,340	119,708
Series 2012-47, Class HF,
30D US SOFR + 0.51%, 05/25/2027(a)	31,718	31,721
Series 2012-49, Class TG,
2.000%, 07/25/2041	23,000	22,381
Series 2012-50, Class HC,
2.000%, 03/25/2042	103,703	95,029
Series 2012-51, Class HJ,
3.500%, 05/25/2042	364,384	314,710
Series 2012-51, Class ZX,
3.500%, 05/25/2042	2,069,060	1,660,147
Series 2012-52, Class BM,
4.500%, 01/25/2042	521,674	511,995
Series 2012-53, Class AP,
2.000%, 04/25/2041	29,429	28,801
Series 2012-56, Class WB,
3.500%, 05/25/2042	65,590	61,295
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	388,328
Series 2012-64, Class NA,
3.000%, 08/25/2041	5,378	5,342
Series 2012-69, Class PL,
3.000%, 01/25/2042	74,142	71,767
Series 2012-70, Class WC,
3.000%, 07/25/2042	172,000	143,294
Series 2012-80, Class GZ,
3.000%, 08/25/2042	371,624	338,197
Series 2012-82, Class E,
2.000%, 04/25/2042	21,204	19,672
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	73,542
Series 2012-90, Class PH,
3.000%, 01/25/2042	56,824	54,596
Series 2012-90, Class PB,
2.500%, 01/25/2042	255,709	241,401
Series 2012-93, Class TL,
3.000%, 09/25/2042	420,000	348,922
Series 2012-98, Class ZP,
6.000%, 09/25/2042	714,192	770,150
Series 2012-99, Class DC,
2.000%, 08/25/2041	108,927	101,676
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	48,512
	Principal Amount	Value (Note 2)
Series 2013-108, Class GU,
3.000%, 10/25/2033	$34,725	$33,123
Series 2013-114, Class LM,
4.000%, 03/25/2042	204,760	198,491
Series 2013-130, Class FB,
30D US SOFR + 0.56%, 01/25/2044(a)	31,209	30,779
Series 2013-136, Class QB,
3.500%, 03/25/2042	156,102	146,308
Series 2013-17, Class YM,
4.000%, 03/25/2033	11,670	11,486
Series 2013-2, Class QF,
30D US SOFR + 0.61%, 02/25/2043(a)	11,504	11,222
Series 2013-20, Class CA,
2.500%, 01/25/2043	166,201	147,451
Series 2013-35, Class CV,
3.000%, 02/25/2043	200,000	182,430
Series 2013-4, Class PL,
2.000%, 02/25/2043	120,000	90,920
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	86,931
Series 2013-53, Class CV,
3.500%, 05/25/2030	50,456	49,933
Series 2013-68, Class P,
3.500%, 10/25/2042	104,593	100,522
Series 2013-68, Class LE,
2.000%, 04/25/2043	75,651	68,269
Series 2013-70, Class CE,
2.500%, 01/25/2043	149,507	138,007
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,406
Series 2013-72, Class AF,
30D US SOFR + 0.36%, 11/25/2042(a)	4,403	4,391
Series 2013-81, Class YK,
4.000%, 08/25/2043	200,000	184,317
Series 2013-9, Class BC,
6.500%, 07/25/2042	196,733	208,592
Series 2013-9, Class CB,
5.500%, 04/25/2042	447,650	460,559
Series 2013-91, Class PB,
4.000%, 09/25/2043	140,000	127,271
Series 2014-10, Class BA,
5.330%, 03/25/2054(a)	265,489	272,707
Series 2014-20, Class AC,
3.000%, 08/25/2036	33,524	32,980

	Principal Amount	Value (Note 2)
Series 2014-21, Class MA,
2.000%, 09/25/2041	$58,209	$54,721
Series 2014-23, Class A,
3.000%, 05/25/2044	738,344	669,608
Series 2014-23, Class Z,
3.500%, 05/25/2044	472,244	439,480
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	48,201
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	46,150
Series 2014-43, Class PZ,
3.000%, 07/25/2043	249,037	206,613
Series 2014-49, Class CA,
3.000%, 08/25/2044	71,521	68,454
Series 2014-52, Class LM,
3.500%, 09/25/2044	1,089,776	928,264
Series 2014-6, Class Z,
2.500%, 02/25/2044	129,982	112,413
Series 2014-63, Class LN,
3.000%, 10/25/2044	125,000	99,540
Series 2014-67, Class PL,
3.000%, 04/25/2043	154,874	146,496
Series 2014-73, Class FA,
30D US SOFR + 0.46%, 11/25/2044(a)	12,340	12,098
Series 2014-80, Class DZ,
3.000%, 12/25/2044	3,115,716	2,800,287
Series 2014-81, Class GC,
3.000%, 03/25/2038	21,582	21,015
Series 2014-86, Class PA,
2.000%, 12/25/2044	866,458	760,636
Series 2014-88, Class ER,
2.500%, 02/25/2036	19,470	18,585
Series 2015-16, Class ZY,
2.500%, 04/25/2045	10,685,765	8,957,834
Series 2015-2, Class CD,
3.500%, 02/25/2045	162,467	136,457
Series 2015-51, Class CD,
3.000%, 07/25/2044	96,157	91,768
Series 2015-53, Class KB,
3.000%, 01/25/2045	762,307	685,887
Series 2015-56, Class MH,
3.500%, 08/25/2045	953,938	870,815
Series 2015-65, Class CZ,
3.500%, 09/25/2045	136,565	117,566
Series 2015-75, Class LB,
3.000%, 10/25/2045	125,000	94,742
Series 2016-14, Class NC,
2.500%, 03/25/2046	133,683	126,607
	Principal Amount	Value (Note 2)
Series 2016-2, Class BH,
2.700%, 07/25/2045	$175,485	$162,342
Series 2016-23, Class PL,
3.000%, 11/25/2045	298,685	246,037
Series 2016-27, Class HK,
3.000%, 01/25/2041	244,492	232,107
Series 2016-31, Class TM,
3.000%, 12/25/2045	360,000	313,464
Series 2016-33, Class JA,
3.000%, 07/25/2045	130,628	121,987
Series 2016-33, Class LE,
2.500%, 11/25/2033	33,350	30,927
Series 2016-48, Class UF,
30D US SOFR + 0.51%, 08/25/2046(a)	60,327	59,717
Series 2016-52, Class MZ,
3.000%, 08/25/2046	254,174	194,761
Series 2016-55, Class EA,
1.750%, 07/25/2043	768,275	644,378
Series 2016-57, Class PC,
1.750%, 06/25/2046	227,745	192,551
Series 2016-75, Class FC,
30D US SOFR + 0.51%, 10/25/2046(a)	30,563	30,217
Series 2016-8, Class CB,
3.500%, 03/25/2046	893,000	817,329
Series 2016-83, Class KL,
2.500%, 11/25/2046	132,409	85,758
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	4,066
Series 2016-9, Class D,
3.000%, 03/25/2046	28,543	26,015
Series 2016-9, Class PA,
2.500%, 06/25/2045	146,515	134,947
Series 2017-1, Class JP,
3.500%, 04/25/2045	83,891	81,036
Series 2017-10, Class FA,
30D US SOFR + 0.51%, 03/25/2047(a)	23,051	22,763
Series 2017-100, Class ZE,
3.500%, 12/25/2047	128,785	117,409
Series 2017-110, Class PB,
3.000%, 02/25/2057	140,000	111,152
Series 2017-15, Class PE,
3.500%, 04/25/2046	42,658	40,651
Series 2017-19, Class B,
3.000%, 01/25/2047	214,925	197,074

	Principal Amount	Value (Note 2)
Series 2017-24, Class H,
3.000%, 08/25/2043	$34,748	$34,236
Series 2017-25, Class QE,
2.500%, 04/25/2047	154,701	132,932
Series 2017-35, Class AH,
3.500%, 04/25/2053	8,890	8,725
Series 2017-38, Class JA,
3.000%, 03/25/2047	108,274	97,133
Series 2017-46, Class P,
3.500%, 06/25/2047	2,477,381	2,253,613
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	106,836
Series 2017-56, Class BA,
3.000%, 03/25/2045	75,765	72,943
Series 2017-68, Class HQ,
3.000%, 07/25/2046	723,762	674,263
Series 2017-84, Class JP,
2.750%, 10/25/2047	115,857	102,140
Series 2017-90, Class WB,
3.000%, 11/25/2047	1,119,992	903,618
Series 2017-96, Class PA,
3.000%, 12/25/2054	107,637	103,308
Series 2017-99, Class DZ,
3.500%, 12/25/2047	138,022	125,796
Series 2018-15, Class KG,
2.500%, 01/25/2048	101,733	86,599
Series 2018-19, Class KB,
3.000%, 04/25/2046	39,134	37,510
Series 2018-2, Class HD,
3.000%, 02/25/2047	19,527	18,700
Series 2018-25, Class AL,
3.500%, 04/25/2048	187,296	164,869
Series 2018-38, Class PA,
3.500%, 06/25/2047	61,789	59,861
Series 2018-39, Class FG,
30D US SOFR + 0.36%, 11/25/2033(a)	82,430	81,220
Series 2018-41, Class PZ,
4.000%, 06/25/2048	999,077	824,128
Series 2018-43, Class FE,
30D US SOFR + 0.36%, 09/25/2038(a)	83,926	82,483
Series 2018-45, Class GA,
3.000%, 06/25/2048	34,616	30,871
Series 2018-5, Class JP,
3.000%, 09/25/2047	39,847	36,819
Series 2018-50, Class DY,
3.000%, 10/25/2047	513,787	470,692
	Principal Amount	Value (Note 2)
Series 2018-56, Class CH,
3.000%, 08/25/2048	$28,446	$25,369
Series 2018-6, Class PA,
3.000%, 02/25/2048	177,775	156,368
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	84,942
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	263,843
Series 2018-70, Class HB,
3.500%, 10/25/2058	314,994	271,166
Series 2018-74, Class AB,
3.500%, 10/25/2048	311,972	288,095
Series 2018-8, Class KL,
2.500%, 03/25/2047	267,952	238,435
Series 2018-83, Class LH,
4.000%, 11/25/2048	18,691	17,666
Series 2018-83, Class AC,
3.500%, 11/25/2048	142,544	128,846
Series 2018-9, Class PL,
3.500%, 02/25/2048	395,045	352,763
Series 2018-94, Class KZ,
4.500%, 01/25/2049	196,609	156,845
Series 2018-94, Class KD,
3.500%, 12/25/2048	43,491	40,288
Series 2019-10, Class MA,
3.000%, 03/25/2049	68,041	60,878
Series 2019-11, Class EA,
3.000%, 05/25/2048	203,465	189,973
Series 2019-12, Class HA,
3.500%, 11/25/2057	242,359	230,919
Series 2019-13, Class MH,
3.000%, 03/25/2049	277,874	251,884
Series 2019-34, Class PZ,
3.000%, 07/25/2049	117,464	61,660
Series 2019-45, Class PT,
3.000%, 08/25/2049	225,977	204,161
Series 2019-50, Class CZ,
2.750%, 09/25/2049	178,742	84,464
Series 2019-55, Class MQ,
3.500%, 10/25/2049	570,889	516,595
Series 2019-60, Class BF,
30D US SOFR + 0.56%, 10/25/2049(a)	10,682	10,492
Series 2019-65, Class HA,
2.500%, 11/25/2049	149,427	128,593
Series 2019-75, Class PA,
3.000%, 10/25/2049	505,896	451,802
Series 2019-81, Class LB,
1.500%, 12/25/2049	496,777	401,183

	Principal Amount	Value (Note 2)
Series 2019-82, Class HZ,
3.000%, 01/25/2050	$398,410	$339,491
Series 2020-10, Class B,
3.000%, 03/25/2050	228,297	199,024
Series 2020-11, Class JW,
3.000%, 03/25/2050	237,000	181,361
Series 2020-36, Class GD,
2.000%, 12/25/2037	119,476	108,314
Series 2020-45, Class NB,
1.500%, 07/25/2050	259,992	113,038
Series 2020-47, Class GZ,
2.000%, 07/25/2050	217,004	132,410
Series 2020-73, Class ED,
0.828%, 11/25/2049(a)	767,218	570,712
Series 2021-12, Class GA,
1.000%, 07/25/2050	126,444	92,833
Series 2021-15, Class JB,
1.250%, 04/25/2051	120,361	48,195
Series 2021-17, Class ZA,
1.500%, 04/25/2051	161,891	66,765
Series 2021-43, Class JC,
2.000%, 05/25/2051	122,417	99,350
Series 2021-47, Class PD,
1.500%, 07/25/2051	769,769	594,737
Series 2021-47, Class PE,
1.750%, 07/25/2051	769,769	607,671
Series 2021-59, Class H,
2.000%, 06/25/2048	217,620	176,491
Series 2021-6, Class KU,
1.500%, 02/25/2051	181,291	104,250
Series 2021-66, Class HU,
1.500%, 10/25/2051	259,998	127,330
Series 2021-66, Class JG,
1.000%, 10/25/2051	516,391	410,600
Series 2021-68, Class A,
2.000%, 07/25/2049	2,423,199	1,934,304
Series 2021-69, Class WA,
2.000%, 04/25/2049	308,306	253,919
Series 2021-72, Class NL,
1.500%, 10/25/2051	316,302	198,045
Series 2021-72, Class NB,
1.500%, 10/25/2051	140,000	60,326
Series 2021-8, Class HZ,
2.000%, 03/25/2051	470,817	242,288
Series 2021-80, Class KE,
2.000%, 11/25/2051	212,430	175,673
	Principal Amount	Value (Note 2)
Series 2022-17, Class GV,
2.500%, 01/25/2052	$3,569,000	$2,670,471
Series 2022-37, Class QL,
4.000%, 07/25/2052	1,683,000	1,607,667
Series 2022-4, Class CK,
1.500%, 04/25/2051	103,750	56,506
Series 2022-43, Class ZA,
4.500%, 07/25/2052	245,973	236,356
Series 2022-43, Class AN,
4.250%, 07/25/2052	240,932	201,682
Series 2022-64, Class GM,
4.500%, 10/25/2052	3,161,000	2,857,345
Series 2022-68, Class Z,
5.000%, 10/25/2052	667,189	666,151
Series 2022-81, Class DO,
–%, 11/25/2052(b)	1,474,530	693,137
Series 2022-88, Class EZ,
6.000%, 12/25/2052	4,342,240	4,449,898
Series 2022-90, Class AY,
4.500%, 12/25/2041	180,000	173,151
Series 2023-19, Class BZ,
5.000%, 05/25/2053	5,751,058	5,801,392
		98,649,234
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	126,089	130,133

Freddie Mac
Series 1996-1863, Class Z,
6.500%, 07/15/2026	33	32
Series 1997-1935, Class FK,
30D US SOFR + 0.81%, 02/15/2027(a)	4,769	4,770
Series 1997-1980, Class Z,
7.000%, 07/15/2027	15,611	15,636
Series 1998-2034, Class Z,
6.500%, 02/15/2028	9,600	9,719
Series 1998-2035, Class PC,
6.950%, 03/15/2028	2,361	2,376
Series 1998-2053, Class Z,
6.500%, 04/15/2028	7,959	7,985
Series 1998-2060, Class Z,
6.500%, 05/15/2028	4,014	4,062
Series 1998-2079, Class FA,
30D US SOFR + 0.61%, 07/17/2028(a)	4	4
Series 1998-2095, Class PE,
6.000%, 11/15/2028	8,565	8,619

	Principal Amount	Value (Note 2)
Series 1998-2102, Class Z,
6.000%, 12/15/2028	$26,281	$26,472
Series 1999-2115, Class FB,
30D US SOFR + 0.56%, 01/15/2029(a)	10,368	10,345
Series 1999-2126, Class CB,
6.250%, 02/15/2029	10,106	10,167
Series 1999-2137, Class TH,
6.500%, 03/15/2029	3,030	3,070
Series 1999-2154, Class PL,
6.500%, 05/15/2029	81,404	81,758
Series 2000-2224, Class CB,
8.000%, 03/15/2030	7,724	8,068
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	5,935	5,978
Series 2001-2279, Class Z,
6.000%, 01/15/2031	5,973	5,982
Series 2001-2320, Class FI,
30D US SOFR + 0.61%, 09/15/2029(a)	16,685	16,628
Series 2001-2322, Class FV,
30D US SOFR + 0.61%, 06/15/2030(a)	16,774	16,472
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	91,257	94,603
Series 2001-2334, Class KB,
6.500%, 05/15/2028	39,827	40,125
Series 2001-2341, Class FP,
30D US SOFR + 1.01%, 07/15/2031(a)	17,907	18,010
Series 2001-2367, Class FA,
30D US SOFR + 0.63%, 06/15/2031(a)	17,533	17,460
Series 2001-2372, Class F,
30D US SOFR + 0.61%, 10/15/2031(a)	11,597	11,564
Series 2001-2388, Class FR,
30D US SOFR + 0.76%, 06/15/2031(a)	15,016	14,999
Series 2001-2388, Class FB,
30D US SOFR + 0.71%, 01/15/2029(a)	13,734	13,716
Series 2001-2391, Class HF,
30D US SOFR + 0.66%, 06/15/2031(a)	6,017	5,995
Series 2001-2396, Class FM,
30D US SOFR + 0.56%, 12/15/2031(a)	14,075	14,059
	Principal Amount	Value (Note 2)
Series 2001-2396, Class FN,
30D US SOFR + 0.76%, 12/15/2031(a)	$96,933	$97,201
Series 2002-2411, Class F,
30D US SOFR + 0.66%, 02/15/2032(a)	12,478	12,474
Series 2002-2412, Class OF,
30D US SOFR + 1.06%, 12/15/2031(a)	20,411	20,631
Series 2002-2417, Class FY,
30D US SOFR + 0.71%, 12/15/2031(a)	6,234	6,216
Series 2002-2424, Class FY,
30D US SOFR + 0.56%, 03/15/2032(a)	32,496	31,836
Series 2002-2430, Class WF,
6.500%, 03/15/2032	5,814	6,055
Series 2002-2433, Class FA,
30D US SOFR + 1.06%, 02/15/2032(a)	25,514	25,793
Series 2002-2460, Class FA,
30D US SOFR + 1.11%, 03/15/2032(a)	44,769	45,099
Series 2002-2466, Class FV,
30D US SOFR + 0.66%, 03/15/2032(a)	38,252	38,189
Series 2002-2470, Class EF,
30D US SOFR + 1.11%, 03/15/2032(a)	47,994	48,502
Series 2002-2478, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	13,899	13,787
Series 2002-2481, Class FE,
30D US SOFR + 1.11%, 03/15/2032(a)	13,561	13,705
Series 2002-2488, Class FU,
30D US SOFR + 0.71%, 03/15/2032(a)	45,913	45,813
Series 2002-2494, Class F,
30D US SOFR + 1.16%, 06/15/2031(a)	23,293	23,478
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	25,501	24,719
Series 2002-2510, Class FE,
30D US SOFR + 0.51%, 10/15/2032(a)	4,893	4,860
Series 2002-2513, Class AF,
30D US SOFR + 1.11%, 02/15/2032(a)	37,151	35,843

	Principal Amount	Value (Note 2)
Series 2002-2516, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	$35,306	$35,676
Series 2002-2517, Class FR,
30D US SOFR + 0.46%, 10/15/2032(a)	27,331	27,086
Series 2002-2524, Class DH,
6.000%, 11/15/2032	26,449	27,419
Series 2002-2525, Class NU,
5.000%, 04/15/2032	56,072	55,243
Series 2002-2535, Class AW,
5.500%, 12/15/2032	7,409	7,615
Series 2002-2538, Class F,
30D US SOFR + 0.71%, 12/15/2032(a)	101,521	101,658
Series 2002-2541, Class BL,
5.500%, 12/15/2032	29,907	30,733
Series 2003-2554, Class MN,
5.500%, 01/15/2033	33,768	34,683
Series 2003-2557, Class HL,
5.300%, 01/15/2033	117,505	117,492
Series 2003-2557, Class NU,
5.250%, 03/15/2032	38,514	38,476
Series 2003-2557, Class WF,
30D US SOFR + 0.51%, 01/15/2033(a)	28,629	28,468
Series 2003-2568, Class D,
5.500%, 02/15/2033	27,196	27,985
Series 2003-2571, Class FY,
30D US SOFR + 0.86%, 12/15/2032(a)	15,163	15,250
Series 2003-2577, Class FC,
30D US SOFR + 0.61%, 02/15/2033(a)	67,417	66,999
Series 2003-2587, Class FW,
30D US SOFR + 0.58%, 03/15/2033(a)	27,903	27,773
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	176,911	170,667
Series 2003-2590, Class QY,
3.750%, 04/15/2028	383	381
Series 2003-2614, Class FV,
30D US SOFR + 1.61%, 05/15/2033(a)	165,314	166,547
Series 2003-2624, Class QH,
5.000%, 06/15/2033	9,521	9,647
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	216,188	199,140
Series 2003-2627, Class CN,
5.000%, 06/15/2033	28,058	28,423
	Principal Amount	Value (Note 2)
Series 2003-2631, Class DB,
5.000%, 06/15/2033	$148,000	$145,099
Series 2003-2647, Class A,
3.250%, 04/15/2032	51,198	49,543
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	285,142	282,083
Series 2003-2668, Class LH,
5.000%, 09/15/2033	17,684	17,924
Series 2003-2707, Class FH,
30D US SOFR + 0.76%, 04/15/2032(a)	54,012	54,162
Series 2003-2711, Class FA,
30D US SOFR + 1.11%, 11/15/2033(a)	105,096	106,545
Series 2003-2717, Class LH,
5.500%, 12/15/2033	4,609	4,754
Series 2003-2725, Class TA,
4.500%, 12/15/2033	147,767	147,045
Series 2004-2750, Class TC,
5.250%, 02/15/2034	3,358	3,385
Series 2004-2768, Class PW,
4.250%, 03/15/2034	128,722	126,668
Series 2004-2802, Class OH,
6.000%, 05/15/2034	8,674	8,854
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	28,050	28,947
Series 2004-2835, Class TB,
4.500%, 08/15/2034	286,134	281,060
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	61,768	62,754
Series 2004-2901, Class KB,
5.000%, 12/15/2034	77,008	78,246
Series 2005-2916, Class MY,
5.500%, 01/15/2035	120,898	124,815
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	8,276	8,119
Series 2005-2929, Class PG,
5.000%, 02/15/2035	29,343	29,808
Series 2005-2933, Class HD,
5.500%, 02/15/2035	16,654	16,954
Series 2005-2942, Class ZN,
5.500%, 03/15/2035	544,628	543,096
Series 2005-2953, Class PG,
5.500%, 03/15/2035	13,881	14,378
Series 2005-2962, Class KF,
30D US SOFR + 0.31%, 04/15/2035(a)	8,612	8,533

	Principal Amount	Value (Note 2)
Series 2005-2973, Class GE,
5.500%, 05/15/2035	$243,000	$245,881
Series 2005-2980, Class QA,
6.000%, 05/15/2035	25,535	26,719
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	71,980
Series 2005-3012, Class WZ,
5.500%, 08/15/2035	251,536	253,119
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	57,695	60,239
Series 2005-3028, Class PG,
5.500%, 09/15/2035	35,502	36,122
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	928,608	926,742
Series 2005-3028, Class FM,
30D US SOFR + 0.36%, 09/15/2035(a)	7,455	7,393
Series 2005-3033, Class WY,
5.500%, 09/15/2035	62,916	64,951
Series 2005-3036, Class NE,
5.000%, 09/15/2035	76,725	78,108
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	167,902	174,587
Series 2005-3052, Class WH,
5.500%, 10/15/2035	15,354	15,826
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	71,874	72,946
Series 2005-3062, Class DE,
5.500%, 11/15/2035	102,294	105,768
Series 2005-3068, Class Z,
5.500%, 11/15/2035	126,135	129,940
Series 2005-3070, Class FT,
30D US SOFR + 0.46%, 11/15/2035(a)	11,583	11,523
Series 2005-3072, Class NF,
30D US SOFR + 0.61%, 11/15/2035(a)	28,658	28,464
Series 2005-3085, Class FE,
30D US SOFR + 0.91%, 08/15/2035(a)	33,867	34,073
Series 2006-3098, Class PG,
5.000%, 01/15/2036	50,949	51,875
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	18,190	15,683
Series 2006-3123, Class HT,
5.000%, 03/15/2026	5,502	5,469
Series 2006-3136, Class KF,
30D US SOFR + 0.41%, 04/15/2036(a)	11,365	11,285
	Principal Amount	Value (Note 2)
Series 2006-3137, Class XP,
6.000%, 04/15/2036	$16,896	$17,743
Series 2006-3143, Class BC,
5.500%, 02/15/2036	75,463	78,329
Series 2006-3145, Class FN,
30D US SOFR + 0.54%, 04/15/2036(a)	10,651	10,542
Series 2006-3148, Class CY,
6.000%, 04/15/2036	15,934	16,602
Series 2006-3153, Class UG,
30D US SOFR + 0.56%, 05/15/2036(a)	17,363	17,230
Series 2006-3154, Class PN,
5.500%, 05/15/2036	52,819	54,845
Series 2006-3201, Class FL,
30D US SOFR + 0.71%, 08/15/2036(a)	74,882	74,559
Series 2006-3202, Class HF,
30D US SOFR + 0.46%, 08/15/2036(a)	32,041	31,715
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	160,096	162,924
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	75,618	76,741
Series 2006-3206, Class FE,
30D US SOFR + 0.51%, 08/15/2036(a)	34,089	33,608
Series 2006-3235, Class Z,
6.500%, 11/15/2036	648,362	696,795
Series 2006-3236, Class EF,
30D US SOFR + 0.41%, 11/15/2036(a)	9,905	9,755
Series 2006-3237, Class CD,
5.500%, 09/15/2036	71,098	70,779
Series 2006-3237, Class CE,
5.500%, 11/15/2036	122,000	123,864
Series 2006-3240, Class FG,
30D US SOFR + 1.22%, 11/15/2036(a)	159,747	158,402
Series 2006-3249, Class CB,
4.250%, 12/15/2036	285,653	281,041
Series 2007-3279, Class FB,
30D US SOFR + 0.43%, 02/15/2037(a)	59,114	58,146
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	21,379	20,752
Series 2007-3301, Class FY,
30D US SOFR + 0.53%, 04/15/2037(a)	13,326	13,125

	Principal Amount	Value (Note 2)
Series 2007-3311, Class DF,
30D US SOFR + 0.45%, 05/15/2037(a)	$82,527	$81,273
Series 2007-3312, Class PA,
5.500%, 05/15/2037	12,494	13,023
Series 2007-3316, Class FB,
30D US SOFR + 0.41%, 08/15/2035(a)	24,016	23,730
Series 2007-3349, Class HG,
5.500%, 07/15/2037	14,203	14,734
Series 2007-3361, Class AF,
30D US SOFR + 0.46%, 11/15/2036(a)	54,773	54,042
Series 2007-3367, Class YF,
30D US SOFR + 0.66%, 09/15/2037(a)	14,528	14,427
Series 2007-3368, Class AF,
30D US SOFR + 0.83%, 09/15/2037(a)	50,811	50,797
Series 2007-3378, Class FA,
30D US SOFR + 0.69%, 06/15/2037(a)	27,793	27,683
Series 2007-3380, Class FM,
30D US SOFR + 0.70%, 10/15/2037(a)	63,117	62,806
Series 2007-3382, Class FG,
30D US SOFR + 0.71%, 11/15/2037(a)	33,460	33,316
Series 2007-3382, Class FL,
30D US SOFR + 0.81%, 11/15/2037(a)	59,612	59,583
Series 2007-3387, Class PF,
30D US SOFR + 0.53%, 11/15/2037(a)	20,768	20,548
Series 2007-3388, Class FJ,
30D US SOFR + 0.81%, 11/15/2037(a)	98,076	97,955
Series 2008-3404, Class DC,
5.500%, 01/15/2038	285,000	293,903
Series 2008-3405, Class PE,
5.000%, 01/15/2038	37,691	38,197
Series 2008-3409, Class DB,
6.000%, 01/15/2038	149,404	156,770
Series 2008-3411, Class FL,
30D US SOFR + 0.81%, 02/15/2038(a)	14,529	14,478
Series 2008-3415, Class DF,
30D US SOFR + 0.81%, 08/15/2035(a)	70,301	70,344
Series 2008-3415, Class PC,
5.000%, 12/15/2037	26,546	26,838
	Principal Amount	Value (Note 2)
Series 2008-3415, Class TF,
30D US SOFR + 0.85%, 08/15/2035(a)	$34,820	$34,891
Series 2008-3450, Class PE,
5.000%, 05/15/2038	46,768	47,702
Series 2008-3469, Class CF,
30D US SOFR + 0.90%, 07/15/2038(a)	17,589	17,563
Series 2009-3536, Class FM,
30D US SOFR + 1.11%, 05/15/2039(a)	16,454	16,536
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	43,867
Series 2009-3545, Class FA,
30D US SOFR + 0.96%, 06/15/2039(a)	46,853	46,823
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	108,850	110,702
Series 2009-3549, Class FA,
30D US SOFR + 1.31%, 07/15/2039(a)	16,681	16,675
Series 2009-3564, Class NB,
5.000%, 08/15/2039	290,764	295,827
Series 2009-3574, Class D,
5.000%, 09/15/2039	58,375	59,563
Series 2009-3584, Class FA,
30D US SOFR + 0.81%, 12/15/2036(a)	21,108	21,131
Series 2009-3587, Class DA,
4.500%, 10/15/2039	92,511	91,387
Series 2009-3588, Class CW,
6.145%, 10/15/2037(a)	306,317	317,134
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	53,363	44,304
Series 2009-3605, Class BF,
30D US SOFR + 0.97%, 11/15/2039(a)	99,133	99,738
Series 2009-3606, Class ZC,
5.000%, 04/15/2036	686,808	697,295
Series 2009-3611, Class FH,
30D US SOFR + 0.86%, 07/15/2034(a)	9,216	9,241
Series 2010-3620, Class EL,
4.000%, 01/15/2030	14,790	14,627
Series 2010-3622, Class PB,
5.000%, 01/15/2040	336,224	342,629
Series 2010-3626, Class ME,
5.000%, 01/15/2040	431,364	441,058

	Principal Amount	Value (Note 2)
Series 2010-3631, Class PA,
4.000%, 02/15/2040	$145,060	$141,415
Series 2010-3653, Class B,
4.500%, 04/15/2030	44,053	43,865
Series 2010-3656, Class PM,
5.000%, 04/15/2040	119,958	122,246
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	151,850	154,587
Series 2010-3664, Class DA,
4.000%, 11/15/2037	64,380	63,348
Series 2010-3747, Class PY,
4.000%, 10/15/2040	300,427	292,876
Series 2010-3747, Class CY,
4.500%, 10/15/2040	216,904	215,916
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	7,581,041	7,376,015
Series 2010-3770, Class GA,
4.500%, 10/15/2040	324,445	322,396
Series 2010-3778, Class JA,
3.500%, 04/15/2040	74,957	73,444
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	46,128	44,943
Series 2011-3800, Class AF,
30D US SOFR + 0.61%, 02/15/2041(a)	16,881	16,737
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	12,427	13,048
Series 2011-3822, Class FY,
30D US SOFR + 0.51%, 02/15/2033(a)	18,598	18,525
Series 2011-3825, Class BP,
4.000%, 03/15/2041	68,615	65,830
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	514,752	521,091
Series 2011-3843, Class FE,
30D US SOFR + 0.66%, 04/15/2041(a)	36,753	36,436
Series 2011-3844, Class PC,
5.000%, 04/15/2041	195,000	194,837
Series 2011-3852, Class TP,
27.08% - 30D US SOFR, 05/15/2041(a)	20,421	20,671
Series 2011-3852, Class QN,
26.79% - 30D US SOFR, 05/15/2041(a)	32,809	31,546
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	1,317,348	1,332,497
Series 2011-3862, Class MA,
5.000%, 04/15/2041	66,123	66,771
	Principal Amount	Value (Note 2)
Series 2011-3891, Class BF,
30D US SOFR + 0.66%, 07/15/2041(a)	$34,129	$33,818
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	337,963	332,477
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	176,710	140,040
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	290,620
Series 2011-3934, Class KB,
5.000%, 10/15/2041	511,969	522,781
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,132,951	1,092,780
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	325,814	312,536
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	683,678	672,752
Series 2011-3940, Class MY,
4.000%, 10/15/2041	250,152	239,732
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	587,693	561,285
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	139,847	137,935
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	40,046
Series 2011-3963, Class JB,
4.500%, 11/15/2041	87,211	86,989
Series 2011-3968, Class LA,
4.500%, 12/15/2041	259,940	258,109
Series 2011-3969, Class JP,
4.500%, 09/15/2041	13,675	13,484
Series 2011-3978, Class CZ,
3.500%, 12/15/2041	2,146,908	2,000,930
Series 2012-3984, Class DF,
30D US SOFR + 0.66%, 01/15/2042(a)	27,919	27,676
Series 2012-3989, Class JW,
3.500%, 01/15/2042	172,207	162,649
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	879,705	812,532
Series 2012-3997, Class EC,
3.500%, 02/15/2042	59,120	50,861
Series 2012-3997, Class FQ,
30D US SOFR + 0.61%, 02/15/2042(a)	34,774	34,364
Series 2012-4001, Class FM,
30D US SOFR + 0.61%, 02/15/2042(a)	23,598	23,285

	Principal Amount	Value (Note 2)
Series 2012-4010, Class FC,
30D US SOFR + 1.11%, 03/15/2042(a)	$239,601	$232,607
Series 2012-4011, Class DB,
4.000%, 09/15/2041	175,249	169,819
Series 2012-4011, Class DC,
4.000%, 09/15/2041	179,368	173,808
Series 2012-4012, Class GC,
3.500%, 06/15/2040	16,064	15,842
Series 2012-4020, Class PG,
2.500%, 03/15/2027	11,259	11,002
Series 2012-4037, Class CA,
3.000%, 04/15/2027	42,576	41,412
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	96,948
Series 2012-4048, Class CE,
4.000%, 05/15/2042	611,000	574,929
Series 2012-4050, Class ND,
2.500%, 09/15/2041	9,221	8,974
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	441,637	413,367
Series 2012-4064, Class AY,
3.000%, 06/15/2027	44,048	43,074
Series 2012-4068, Class PE,
3.000%, 06/15/2042	327,000	295,271
Series 2012-4075, Class PB,
3.000%, 07/15/2042	84,380	76,674
Series 2012-4076, Class MV,
3.000%, 04/15/2031	54,509	53,531
Series 2012-4077, Class BE,
4.000%, 07/15/2042	130,000	118,273
Series 2012-4077, Class MA,
2.000%, 08/15/2040	3,964	3,954
Series 2012-4088, Class PB,
3.000%, 08/15/2042	125,940	113,001
Series 2012-4094, Class CW,
2.000%, 08/15/2042	175,155	150,468
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	23,391
Series 2012-4097, Class UF,
30D US SOFR + 0.46%, 08/15/2032(a)	42,450	42,399
Series 2012-4101, Class QN,
3.500%, 09/15/2042	355,291	330,516
Series 2012-4102, Class CB,
2.000%, 09/15/2042	150,000	129,717
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	9,735	9,331
	Principal Amount	Value (Note 2)
Series 2012-4116, Class YB,
2.500%, 05/15/2042	$132,000	$108,284
Series 2012-4120, Class TC,
1.500%, 10/15/2027	4,382	4,189
Series 2012-4122, Class BA,
2.761%, 05/15/2040(a)(c)	127,375	118,939
Series 2012-4133, Class TA,
3.000%, 11/15/2042	308,106	252,853
Series 2012-4141, Class PL,
2.500%, 12/15/2042	274,000	182,903
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,094	13,036
Series 2013-4161, Class LT,
2.500%, 08/15/2042	294,957	269,375
Series 2013-4170, Class FW,
30D US SOFR + 1.06%, 01/15/2033(a)	12,962	12,879
Series 2013-4171, Class MN,
3.000%, 02/15/2043	144,000	109,435
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	41,667
Series 2013-4183, Class ME,
2.000%, 02/15/2042	324,036	305,228
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	415,220
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	28,098	27,010
Series 2013-4204, Class QP,
3.000%, 05/15/2043	153,000	128,155
Series 2013-4218, Class DG,
2.500%, 07/15/2042	99,567	91,422
Series 2013-4220, Class EH,
2.500%, 06/15/2028	11,313	11,035
Series 2013-4231, Class FD,
30D US SOFR + 0.46%, 10/15/2032(a)	8,868	8,789
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	433,079
Series 2013-4265, Class FD,
30D US SOFR + 0.51%, 01/15/2035(a)	44,270	43,841
Series 2013-4283, Class EW,
4.500%, 12/15/2043(a)	175,066	174,719
Series 2014-4293, Class NM,
4.500%, 06/15/2043	19,334	18,834
Series 2014-4294, Class PF,
30D US SOFR + 0.51%, 01/15/2044(a)	11,176	10,942
Series 2014-4319, Class PM,
3.000%, 03/15/2043	44,922	43,525

	Principal Amount	Value (Note 2)
Series 2014-4320, Class AP,
3.500%, 07/15/2039	$113,753	$110,659
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	548,194
Series 2014-4368, Class GZ,
4.125%, 06/15/2041(d)	1,335,961	1,315,154
Series 2014-4370, Class PC,
2.500%, 09/15/2041	11,837	11,520
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	154,302	90,012
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	197,329
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	73,641	65,213
Series 2015-4459, Class CA,
5.000%, 12/15/2034	10,871	10,913
Series 2015-4461, Class EA,
2.000%, 07/15/2037	61,106	59,114
Series 2015-4498, Class JA,
2.500%, 04/15/2037	94,930	87,817
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	55,131	43,485
Series 2016-4555, Class CP,
3.000%, 04/15/2045	327,388	314,006
Series 2016-4564, Class QA,
3.000%, 07/15/2029	18,433	18,260
Series 2016-4582, Class PA,
3.000%, 11/15/2045	107,254	99,164
Series 2016-4583, Class UP,
3.000%, 07/15/2045	136,744	126,326
Series 2016-4590, Class AK,
3.500%, 08/15/2027	48,705	48,196
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	113,107	71,866
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	81,085	79,831
Series 2016-4629, Class KB,
3.000%, 11/15/2046	1,000,000	825,098
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	1,119,995	905,564
Series 2017-4656, Class EZ,
4.000%, 02/15/2047	336,176	315,395
Series 2017-4661, Class HA,
3.000%, 05/15/2043	40,176	39,794
Series 2017-4664, Class UE,
3.000%, 05/15/2043	5,096	5,080
	Principal Amount	Value (Note 2)
Series 2017-4670, Class TY,
3.000%, 03/15/2047	$346,000	$281,937
Series 2017-4672, Class QD,
3.000%, 08/15/2045	27,166	26,423
Series 2017-4680, Class PA,
3.000%, 03/15/2046	91,552	86,976
Series 2017-4707, Class Z,
4.000%, 08/15/2047	126,540	81,128
Series 2017-4710, Class PA,
3.000%, 04/15/2045	89,975	86,898
Series 2017-4714, Class MY,
3.500%, 08/15/2047	1,000,000	914,104
Series 2017-4736, Class CL,
3.000%, 12/15/2047	154,734	132,679
Series 2017-4748, Class GA,
3.000%, 01/15/2045	32,580	31,728
Series 2018-4767, Class Z,
3.000%, 12/15/2047	37,572	21,977
Series 2018-4773, Class DZ,
4.000%, 04/15/2048	162,426	153,603
Series 2018-4787, Class PY,
4.000%, 05/15/2048	41,486	38,592
Series 2018-4808, Class DG,
3.500%, 09/15/2045	564,753	552,391
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	183,797	160,800
Series 2018-4818, Class CA,
3.000%, 04/15/2048	381,644	340,696
Series 2018-4821, Class YZ,
4.000%, 02/15/2042	1,646,476	1,456,670
Series 2018-4821, Class ZM,
3.500%, 05/15/2048	342,024	305,511
Series 2018-4821, Class VA,
4.000%, 10/15/2029	1,993	1,987
Series 2018-4839, Class AE,
4.000%, 04/15/2051	220,817	212,010
Series 2018-4846, Class PA,
4.000%, 06/15/2047	4,002	3,954
Series 2018-4857, Class HM,
3.500%, 11/15/2046	52,426	51,337
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	40,329	38,892
Series 2019-4863, Class H,
7.000%, 03/15/2049	126,131	134,988
Series 2019-4896, Class BD,
3.500%, 07/25/2049	1,062,753	923,175
Series 2019-4911, Class HG,
2.250%, 04/15/2049	1,746,117	1,473,114

	Principal Amount	Value (Note 2)
Series 2019-4926, Class BP,
3.000%, 10/25/2049	$534,156	$466,319
Series 2019-4942, Class A,
3.000%, 01/25/2049	94,505	87,447
Series 2020-4954, Class LZ,
2.500%, 02/25/2050	124,436	57,565
Series 2020-4961, Class JB,
2.500%, 12/15/2042	129,580	117,822
Series 2020-4989, Class FA,
30D US SOFR + 0.46%, 08/15/2040(a)	116,023	116,637
Series 2020-4989, Class FB,
30D US SOFR + 0.46%, 10/15/2040(a)	110,326	112,326
Series 2020-5000, Class HZ,
1.500%, 08/25/2050	250,584	128,068
Series 2020-5007, Class PY,
1.500%, 08/25/2050	218,000	90,920
Series 2020-5013, Class NH,
1.000%, 09/25/2050	173,579	88,163
Series 2020-5014, Class BP,
1.250%, 09/25/2040	221,694	192,322
Series 2020-5039, Class ZK,
2.500%, 11/25/2050	152,647	74,599
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	142,131	65,775
Series 2020-5049, Class WB,
0.750%, 12/25/2050	350,860	266,957
Series 2020-5068, Class UB,
0.500%, 01/25/2051	109,000	57,994
Series 2021-5080, Class CA,
2.000%, 02/25/2051	864,862	493,031
Series 2021-5083, Class MA,
2.000%, 03/25/2051	612,856	366,788
Series 2021-5085, Class HA,
1.500%, 03/25/2051	147,216	80,558
Series 2021-5092, Class BC,
2.500%, 06/25/2036	18,818	18,476
Series 2021-5103, Class LM,
1.500%, 05/25/2041	119,098	66,077
Series 2021-5103, Class LQ,
1.500%, 04/25/2050	199,867	104,129
Series 2021-5119, Class LM,
1.500%, 05/25/2041	202,779	108,806
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	150,291
Series 2021-5129, Class KC,
1.500%, 11/25/2049	145,047	126,021
	Principal Amount	Value (Note 2)
Series 2021-5144, Class PC,
1.500%, 09/25/2051	$367,154	$306,127
Series 2021-5156, Class EC,
1.500%, 10/25/2051	434,990	220,335
Series 2021-5171, Class KY,
1.750%, 12/25/2051	172,000	93,093
Series 2021-5174, Class TQ,
2.000%, 08/25/2051	490,953	411,148
Series 2021-5178, Class LY,
1.500%, 12/25/2051	178,029	86,391
Series 2021-5182, Class M,
2.500%, 05/25/2049	332,121	294,754
Series 2022-5189, Class PG,
2.500%, 09/25/2051	91,620	82,799
Series 2022-5198, Class ZM,
3.000%, 02/25/2052	638,587	500,670
Series 2022-5200, Class WK,
2.500%, 03/25/2052	217,000	141,503
Series 2022-5201, Class CA,
2.500%, 07/25/2048	627,147	565,996
Series 2022-5207, Class CZ,
3.500%, 03/25/2052	375,497	252,843
Series 2022-5208, Class AL,
2.500%, 04/25/2042	1,386,302	1,036,906
Series 2022-5224, Class HL,
4.000%, 04/25/2052	1,700,000	1,548,786
Series 2022-5230, Class PE,
2.000%, 12/25/2051	600,000	478,678
Series 2022-5234, Class PH,
3.500%, 04/25/2051	782,239	746,436
		60,755,842
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	155,366	142,307
Series 2013-300, Class 300,
3.000%, 01/15/2043	126,158	114,711
		257,018
Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M US SOFR + 0.37%, 08/25/2031(a)	66,270	68,229
Series 2002-41, Class 3A,
4.330%, 07/25/2032(a)	1,865,127	1,720,570
Series 2003-55, Class 1A3A,
30D US SOFR + 0.51%, 03/25/2043(a)	240,729	239,801
		2,028,600

	Principal Amount	Value (Note 2)
Ginnie Mae
Series 2003-76, Class TG,
5.500%, 09/20/2033	$127,350	$126,918
Series 2003-98, Class FY,
1M US SOFR + 0.46%, 09/20/2033(a)	7,691	7,685
Series 2004-1, Class TE,
5.000%, 06/20/2033	19,672	19,460
Series 2004-15, Class AY,
5.500%, 02/20/2034	138,254	139,447
Series 2004-22, Class AZ,
5.500%, 04/20/2034	173,167	175,223
Series 2004-26, Class ED,
5.500%, 04/16/2034	56,983	57,483
Series 2004-34, Class QL,
5.500%, 05/16/2034	135,625	136,352
Series 2004-55, Class MC,
5.500%, 07/20/2034	35,002	35,393
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,539,991	1,547,665
Series 2004-87, Class BC,
4.500%, 10/20/2034	10,841	10,750
Series 2005-11, Class PL,
5.000%, 02/20/2035	27,055	27,012
Series 2005-13, Class BG,
5.000%, 02/20/2035	152,459	152,094
Series 2005-13, Class NB,
5.000%, 02/20/2035	9,688	9,666
Series 2005-3, Class JL,
5.000%, 12/16/2034	61,789	61,359
Series 2005-3, Class JM,
4.750%, 01/20/2035	41,751	41,092
Series 2005-3, Class OC,
5.000%, 01/20/2035	141,947	141,183
Series 2005-3, Class QB,
5.000%, 01/16/2035	47,287	46,969
Series 2005-44, Class GZ,
5.000%, 07/20/2035	97,296	96,230
Series 2005-45, Class BF,
1M US SOFR + 0.41%, 06/20/2035(a)	29,261	28,983
Series 2005-49, Class B,
5.500%, 06/20/2035	66,742	67,769
Series 2005-51, Class DC,
5.000%, 07/20/2035	101,926	101,766
Series 2005-56, Class BD,
5.000%, 07/20/2035	34,835	34,955
Series 2005-56, Class JA,
5.000%, 05/17/2035	10,755	10,662
	Principal Amount	Value (Note 2)
Series 2005-69, Class WD,
5.000%, 05/18/2035	$36,615	$36,298
Series 2005-73, Class PH,
5.000%, 09/20/2035	97,749	96,734
Series 2005-92, Class PB,
6.000%, 12/20/2035	132,194	136,628
Series 2006-10, Class PB,
5.500%, 03/20/2036	222,578	226,441
Series 2006-38, Class OH,
6.500%, 08/20/2036	24,083	24,007
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	139,723
Series 2007-18, Class B,
5.500%, 05/20/2035	63,763	64,548
Series 2007-35, Class TE,
6.000%, 06/20/2037	89,841	92,427
Series 2007-35, Class NE,
6.000%, 06/16/2037	40,189	41,276
Series 2007-40, Class FY,
1M US SOFR + 0.44%, 07/16/2037(a)	28,354	28,156
Series 2007-44, Class PH,
6.000%, 07/20/2037	102,935	106,198
Series 2007-57, Class Z,
5.500%, 10/20/2037	852,430	866,747
Series 2007-6, Class LE,
5.500%, 02/20/2037	227,733	229,522
Series 2007-7, Class PG,
5.000%, 02/16/2037	21,325	21,377
Series 2007-79, Class FC,
1M US SOFR + 0.55%, 12/20/2037(a)	104,231	104,093
Series 2008-13, Class FB,
1M US SOFR + 0.61%, 02/20/2038(a)	20,765	20,717
Series 2008-20, Class CE,
5.500%, 06/16/2037	196,380	199,604
Series 2008-21, Class PZ,
5.500%, 11/20/2037	351,187	350,026
Series 2008-31, Class PC,
5.500%, 04/20/2038	41,844	42,280
Series 2008-33, Class PB,
5.500%, 04/20/2038	120,696	122,022
Series 2008-37, Class L,
6.000%, 04/20/2038	34,828	35,328
Series 2008-38, Class PL,
5.500%, 05/20/2038	185,544	189,084
Series 2008-38, Class PN,
5.500%, 05/20/2038	35,684	36,365

	Principal Amount	Value (Note 2)
Series 2008-38, Class BG,
5.000%, 05/16/2038	$67,616	$67,504
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	120,291
Series 2008-41, Class PE,
5.500%, 05/20/2038	60,474	61,734
Series 2008-43, Class NB,
5.500%, 05/20/2038	117,912	118,134
Series 2008-47, Class ML,
5.250%, 06/16/2038	22,854	23,150
Series 2008-49, Class PB,
4.750%, 06/20/2038	24,583	24,263
Series 2008-50, Class KB,
6.000%, 06/20/2038	195,592	202,793
Series 2008-51, Class PH,
5.250%, 06/20/2038	35,175	35,593
Series 2008-51, Class FG,
1M US SOFR + 0.88%, 06/16/2038(a)	68,541	68,859
Series 2008-55, Class PL,
5.500%, 06/20/2038	27,328	27,473
Series 2008-58, Class PE,
5.500%, 07/16/2038	71,015	72,233
Series 2008-60, Class JP,
5.500%, 07/20/2038	205,549	206,704
Series 2008-60, Class JN,
5.500%, 07/20/2038	103,904	104,568
Series 2008-65, Class PG,
6.000%, 08/20/2038	185,850	186,847
Series 2008-66, Class FN,
1M US SOFR + 1.06%, 08/20/2038(a)	72,952	73,440
Series 2008-7, Class PQ,
5.000%, 02/20/2038	81,697	80,806
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	58,317
Series 2008-77, Class FC,
1M US SOFR + 0.81%, 09/20/2038(a)	52,225	52,218
Series 2008-85, Class PG,
5.250%, 10/20/2038	29,237	29,139
Series 2008-89, Class JD,
6.000%, 08/20/2038	40,258	40,109
Series 2008-89, Class JC,
5.500%, 08/20/2038	34,660	34,535
Series 2008-9, Class FA,
1M US SOFR + 0.61%, 02/20/2038(a)	14,370	14,355
	Principal Amount	Value (Note 2)
Series 2009-1, Class FA,
1M US SOFR + 1.16%, 01/20/2039(a)	$60,195	$60,810
Series 2009-10, Class PH,
4.500%, 02/20/2039	25,471	25,106
Series 2009-10, Class NB,
5.000%, 02/16/2039	66,828	66,975
Series 2009-118, Class PY,
5.000%, 12/16/2039	16,278	16,265
Series 2009-12, Class NB,
5.000%, 03/20/2039	46,656	46,213
Series 2009-13, Class E,
4.500%, 03/16/2039	83,690	82,444
Series 2009-15, Class FM,
1M US SOFR + 1.15%, 03/20/2039(a)	57,024	57,262
Series 2009-24, Class WB,
5.000%, 03/20/2039	190,453	188,591
Series 2009-32, Class ZA,
5.500%, 05/20/2039	332,463	343,291
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	304,840
Series 2009-47, Class LT,
5.000%, 06/20/2039	97,894	97,668
Series 2009-55, Class FN,
1M US SOFR + 1.11%, 07/20/2039(a)	20,955	21,139
Series 2009-58, Class PA,
4.500%, 07/20/2039	65,515	63,813
Series 2009-61, Class MP,
5.000%, 08/20/2039	28,559	28,569
Series 2009-61, Class AP,
4.000%, 08/20/2039	31,380	30,493
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	92,209
Series 2009-75, Class GZ,
4.500%, 09/20/2039	82,343	81,635
Series 2009-76, Class XA,
5.500%, 09/16/2039	425,664	432,736
Series 2009-76, Class JB,
4.500%, 07/20/2039	17,327	17,242
Series 2009-77, Class KJ,
5.000%, 09/20/2039	98,534	99,701
Series 2009-83, Class TF,
1M US SOFR + 1.01%, 08/20/2039(a)	34,294	34,564
Series 2009-94, Class FA,
1M US SOFR + 0.81%, 10/16/2039(a)	67,452	67,605

	Principal Amount	Value (Note 2)
Series 2010-103, Class WA,
5.667%, 08/20/2034(a)	$198,074	$201,164
Series 2010-105, Class BH,
3.000%, 01/16/2040	60,881	58,493
Series 2010-111, Class FA,
1M US SOFR + 0.46%, 09/20/2040(a)	39,659	39,255
Series 2010-134, Class YL,
4.500%, 10/20/2040	101,000	98,795
Series 2010-14, Class HA,
4.500%, 02/16/2040	109,667	108,933
Series 2010-147, Class PG,
3.500%, 05/20/2040	38,863	38,067
Series 2010-157, Class OP,
–%, 12/20/2040(b)	8,317	7,052
Series 2010-167, Class WL,
4.500%, 09/20/2040	764,000	748,339
Series 2010-169, Class JZ,
4.000%, 12/20/2040	187,845	178,963
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	100,821
Series 2010-62, Class AF,
1M US SOFR + 0.56%, 04/16/2034(a)	12,961	12,958
Series 2010-76, Class NC,
4.500%, 06/20/2040	113,194	109,336
Series 2010-84, Class YB,
4.000%, 07/20/2040	18,507	17,775
Series 2010-H01, Class FA,
1M US SOFR + 0.93%, 01/20/2060(a)	11,671	11,700
Series 2010-H10, Class FC,
1M US SOFR + 1.11%, 05/20/2060(a)	59,668	59,971
Series 2010-H20, Class AF,
1M US SOFR + 0.44%, 10/20/2060(a)	76,256	75,972
Series 2010-H22, Class FE,
1M US SOFR + 0.46%, 05/20/2059(a)	699	694
Series 2010-H27, Class FA,
1M US SOFR + 0.49%, 12/20/2060(a)	26,061	25,981
Series 2011-100, Class MY,
4.000%, 07/20/2041	175,367	169,944
Series 2011-128, Class MD,
4.000%, 10/20/2040	96,248	94,738
Series 2011-137, Class WA,
5.593%, 07/20/2040(a)	184,933	189,374
	Principal Amount	Value (Note 2)
Series 2011-18, Class PA,
4.000%, 08/20/2040	$12,722	$12,607
Series 2011-59, Class QC,
4.000%, 12/20/2040	199,402	194,925
Series 2011-66, Class UA,
4.000%, 05/16/2041	148,383	139,272
Series 2011-71, Class ZC,
5.500%, 07/16/2034	156,585	157,615
Series 2011-97, Class WA,
6.094%, 11/20/2038(a)	28,067	28,868
Series 2011-H01, Class AF,
1M US SOFR + 0.56%, 11/20/2060(a)	64,783	64,682
Series 2011-H11, Class FA,
1M US SOFR + 0.61%, 03/20/2061(a)	81,769	81,661
Series 2011-H11, Class FB,
1M US SOFR + 0.61%, 04/20/2061(a)	32,437	32,383
Series 2011-H15, Class FA,
1M US SOFR + 0.56%, 06/20/2061(a)	17,628	17,587
Series 2012-108, Class CB,
2.500%, 09/20/2042	149,000	119,910
Series 2012-116, Class BY,
3.000%, 09/16/2042	267,000	215,512
Series 2012-127, Class PG,
1.750%, 09/16/2042	129,281	115,972
Series 2012-32, Class PE,
3.500%, 03/16/2042	117,000	106,093
Series 2012-38, Class PL,
3.250%, 01/20/2041	23,124	22,735
Series 2012-39, Class GA,
3.000%, 10/16/2040	24,659	23,643
Series 2012-51, Class VM,
3.500%, 04/16/2025	21,098	20,850
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,329,923	1,194,109
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,247	3,382
Series 2012-76, Class GF,
1M US SOFR + 0.41%, 06/16/2042(a)	20,668	20,491
Series 2012-84, Class TB,
2.500%, 07/20/2042	390,245	324,445
Series 2012-H08, Class FC,
1M US SOFR + 0.68%, 04/20/2062(a)	185,931	185,814

	Principal Amount	Value (Note 2)
Series 2012-H14, Class FK,
1M US SOFR + 0.69%, 07/20/2062(a)	$90,596	$90,464
Series 2012-H20, Class PT,
6.005%, 07/20/2062(a)	17,136	17,082
Series 2012-H24, Class FE,
1M US SOFR + 0.71%, 10/20/2062(a)	925	918
Series 2013-100, Class MA,
3.500%, 02/20/2043	28,890	27,944
Series 2013-115, Class PM,
4.000%, 08/20/2043	394,975	368,246
Series 2013-169, Class EZ,
3.250%, 11/16/2043	113,095	99,148
Series 2013-22, Class GB,
2.500%, 08/20/2042	115,781	104,754
Series 2013-41, Class MY,
3.000%, 03/20/2043	270,060	242,828
Series 2013-54, Class WA,
4.900%, 11/20/2042(a)	369,053	373,269
Series 2013-6, Class BE,
3.000%, 01/20/2043	104,000	79,239
Series 2013-69, Class NA,
2.000%, 09/20/2042	169,348	149,417
Series 2013-70, Class LA,
1.000%, 05/20/2043	102,767	84,913
Series 2013-93, Class CA,
6.000%, 06/20/2043	922,284	953,413
Series 2013-98, Class KF,
1M US SOFR + 0.41%, 11/20/2041(a)	5,960	5,940
Series 2013-99, Class MF,
1M US SOFR + 0.41%, 07/20/2043(a)	56,763	55,727
Series 2013-H01, Class FA,
1.650%, 01/20/2063	14	13
Series 2013-H04, Class BA,
1.650%, 02/20/2063	1,563	1,425
Series 2013-H07, Class GA,
1M US SOFR + 0.58%, 03/20/2063(a)	51,618	51,493
Series 2013-H09, Class HA,
1.650%, 04/20/2063	5,016	4,686
Series 2013-H18, Class EA,
1M US SOFR + 0.61%, 07/20/2063(a)	6,086	6,074
Series 2014-118, Class ZP,
4.000%, 08/20/2044	469,441	440,320
Series 2014-119, Class ZK,
3.500%, 08/16/2044	1,131,365	1,046,380
	Principal Amount	Value (Note 2)
Series 2014-32, Class DA,
3.500%, 02/20/2044	$101,590	$87,361
Series 2014-53, Class JM,
6.976%, 04/20/2039(a)	138,892	146,093
Series 2014-98, Class ZP,
3.000%, 07/16/2044	242,337	187,385
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	43,732
Series 2014-H10, Class TA,
1M US SOFR + 0.71%, 04/20/2064(a)	260,942	260,895
Series 2014-H15, Class FA,
1M US SOFR + 0.61%, 07/20/2064(a)	17,665	17,639
Series 2014-H16, Class FL,
1M US SOFR + 0.58%, 07/20/2064(a)	296,720	295,500
Series 2014-H19, Class HA,
3.000%, 09/20/2064	33,911	33,042
Series 2015-100, Class PD,
3.000%, 07/20/2045	193,679	177,125
Series 2015-190, Class LE,
3.500%, 06/20/2045	5,487	5,413
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	27,945
Series 2015-84, Class QA,
3.500%, 06/20/2045	223,879	202,532
Series 2015-91, Class QA,
2.916%, 05/20/2045(a)	1,402,901	1,234,758
Series 2015-H09, Class FA,
1M US SOFR + 0.73%, 04/20/2065(a)	221,834	221,385
Series 2015-H12, Class FB,
1M US SOFR + 0.71%, 05/20/2065(a)	50,841	50,733
Series 2015-H15, Class FC,
1M US SOFR + 0.69%, 06/20/2065(a)	86,360	86,107
Series 2015-H22, Class FC,
1M US SOFR + 0.71%, 09/20/2065(a)	36,360	36,273
Series 2015-H26, Class FA,
1M US SOFR + 0.63%, 10/20/2065(a)	39,636	39,590
Series 2015-H26, Class FG,
1M US SOFR + 0.63%, 10/20/2065(a)	185,090	184,439

	Principal Amount	Value (Note 2)
Series 2015-H27, Class FA,
1M US SOFR + 0.86%, 09/20/2065(a)	$1,685,161	$1,684,559
Series 2015-H29, Class FA,
1M US SOFR + 0.81%, 10/20/2065(a)	1,747	1,741
Series 2015-H30, Class FE,
1M US SOFR + 0.71%, 11/20/2065(a)	39,770	39,767
Series 2015-H31, Class FT,
1M US SOFR + 0.76%, 11/20/2065(a)	10,769	10,768
Series 2015-H32, Class FH,
1M US SOFR + 0.77%, 12/20/2065(a)	132,472	132,555
Series 2016-116, Class GV,
3.000%, 05/20/2026	20,713	20,146
Series 2016-120, Class KA,
2.000%, 09/20/2046	4,738	4,018
Series 2016-136, Class PJ,
3.500%, 01/20/2046	191,080	163,657
Series 2016-136, Class MY,
2.500%, 10/20/2046	100,000	64,975
Series 2016-163, Class B,
3.000%, 10/20/2046	119,000	89,883
Series 2016-19, Class AC,
3.000%, 02/20/2046	259,000	217,074
Series 2016-46, Class Z,
3.000%, 04/20/2046	124,201	89,742
Series 2016-82, Class BA,
3.000%, 09/20/2045	32,433	31,643
Series 2016-H06, Class FC,
1M US SOFR + 1.03%, 02/20/2066(a)	101,246	101,429
Series 2016-H08, Class FT,
1M US SOFR + 0.83%, 02/20/2066(a)	46,502	46,497
Series 2016-H11, Class F,
1M US SOFR + 0.91%, 05/20/2066(a)	2,779,592	2,780,205
Series 2016-H13, Class FT,
1M US SOFR + 0.69%, 05/20/2066(a)	6,101	6,098
Series 2016-H14, Class FA,
1M US SOFR + 0.91%, 06/20/2066(a)	459,656	459,748
Series 2016-H15, Class FA,
1M US SOFR + 0.91%, 07/20/2066(a)	1,081,353	1,081,529
	Principal Amount	Value (Note 2)
Series 2016-H17, Class FK,
1M US SOFR + 0.96%, 07/20/2066(a)	$51,469	$51,514
Series 2016-H17, Class FC,
1M US SOFR + 0.94%, 08/20/2066(a)	155,936	156,037
Series 2016-H17, Class HA,
2.250%, 03/20/2066	138,158	134,053
Series 2016-H20, Class PT,
7.168%, 09/20/2066(a)	423,726	432,711
Series 2016-H23, Class PT,
7.495%, 09/20/2066(a)	557,181	565,863
Series 2016-H23, Class F,
1M US SOFR + 0.86%, 10/20/2066(a)	138,043	138,846
Series 2016-H24, Class FG,
1M US SOFR + 0.86%, 10/20/2066(a)	426,651	426,471
Series 2016-H26, Class FC,
1M US SOFR + 1.11%, 12/20/2066(a)	88,779	89,057
Series 2017-150, Class JE,
3.000%, 07/20/2047	55,844	51,765
Series 2017-170, Class MC,
2.500%, 10/20/2047	50,940	45,285
Series 2017-36, Class MJ,
3.000%, 03/20/2047	32,915	28,746
Series 2017-56, Class AZ,
3.000%, 04/20/2047	118,712	97,891
Series 2017-80, Class LO,
–%, 05/20/2047(b)	99,021	74,634
Series 2017-80, Class BJ,
3.000%, 03/20/2047	81,097	73,906
Series 2017-H06, Class FE,
1M US SOFR + 0.66%, 02/20/2067(a)	54,684	54,637
Series 2017-H14, Class FD,
1M US SOFR + 0.58%, 06/20/2067(a)	81,989	81,584
Series 2017-H15, Class FC,
1M US SOFR + 0.58%, 06/20/2067(a)	169,580	169,291
Series 2017-H16, Class PT,
4.861%, 05/20/2066(a)	13,673	13,541
Series 2017-H17, Class FG,
1M US SOFR + 0.61%, 08/20/2067(a)	16,795	16,768
Series 2017-H22, Class FH,
1Y US SOFR + 0.94%, 11/20/2067(a)	233,095	232,853

	Principal Amount	Value (Note 2)
Series 2018-131, Class QA,
3.000%, 12/20/2047	$247,959	$227,115
Series 2018-160, Class AD,
3.500%, 02/20/2048	211,695	199,860
Series 2018-36, Class CZ,
4.000%, 03/20/2048	286,163	250,965
Series 2018-37, Class C,
2.500%, 01/20/2046	132,536	122,401
Series 2018-H07, Class FD,
1M US SOFR + 0.41%, 05/20/2068(a)	89,147	89,217
Series 2018-H09, Class FA,
1Y US SOFR + 1.22%, 04/20/2068(a)	392,437	401,135
Series 2019-1, Class EY,
4.000%, 10/20/2048	1,066,499	976,664
Series 2019-103, Class EK,
4.000%, 04/20/2049	2,921,162	2,714,206
Series 2019-111, Class TE,
2.000%, 09/20/2049	40,811	34,046
Series 2019-128, Class AL,
2.500%, 10/20/2049	300,000	213,462
Series 2019-15, Class A,
–%, 07/20/2048(a)(b)	300,226	181,038
Series 2019-18, Class HD,
3.500%, 02/20/2049	165,000	146,651
Series 2019-36, Class PD,
3.000%, 02/20/2049	235,373	212,481
Series 2019-H01, Class FT,
1M US SOFR + 0.51%, 10/20/2068(a)	25,691	25,629
Series 2019-H04, Class BA,
3.000%, 01/20/2069	83,242	81,435
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	22,627	22,619
Series 2019-H08, Class FM,
1M US SOFR + 0.76%, 05/20/2069(a)	1,797,389	1,785,739
Series 2020-122, Class GZ,
3.000%, 08/20/2050	263,137	173,018
Series 2020-125, Class GA,
2.500%, 03/20/2050	317,469	283,246
Series 2020-125, Class GC,
2.500%, 08/20/2050	21,180	17,774
Series 2020-127, Class LZ,
1.500%, 08/20/2050	567,352	235,624
	Principal Amount	Value (Note 2)
Series 2020-134, Class ZU,
3.000%, 09/20/2050	$113,808	$69,644
Series 2020-148, Class ZP,
2.000%, 10/20/2050	229,575	94,674
Series 2020-149, Class LU,
1.000%, 10/20/2050	199,996	90,308
Series 2020-153, Class ML,
2.500%, 10/20/2050	280,786	237,101
Series 2020-153, Class MP,
2.500%, 10/20/2050	298,345	261,489
Series 2020-187, Class KZ,
2.000%, 12/20/2050	166,506	64,305
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,155,142	1,029,545
Series 2020-5, Class LC,
3.500%, 10/20/2049	125,997	116,959
Series 2020-61, Class AB,
3.000%, 05/20/2048	46,867	45,865
Series 2020-62, Class PD,
3.000%, 05/20/2050	444,171	387,938
Series 2020-62, Class WD,
0.468%, 05/20/2050(a)	488,945	281,291
Series 2020-83, Class ML,
3.000%, 06/20/2050	114,381	102,764
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,146,663	1,017,896
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	25,197	25,072
Series 2020-H02, Class DA,
2.250%, 12/20/2069	94,447	91,501
Series 2020-H04, Class FP,
1M US SOFR + 0.61%, 06/20/2069(a)	199,144	198,732
Series 2020-H12, Class FE,
1M US SOFR + 1.21%, 06/20/2070(a)	943,315	959,735
Series 2020-H13, Class FA,
1M US SOFR + 0.56%, 07/20/2070(a)	185,013	182,201
Series 2021-104, Class AL,
1.500%, 06/20/2051	120,000	55,896
Series 2021-116, Class WZ,
2.000%, 07/20/2051	379,989	200,645
Series 2021-116, Class LZ,
2.500%, 07/20/2051	338,794	214,147
Series 2021-142, Class PZ,
0.750%, 08/20/2051	306,633	168,203
Series 2021-146, Class DE,
1.750%, 08/20/2051	387,332	342,329

	Principal Amount	Value (Note 2)
Series 2021-146, Class PO,
–%, 07/20/2051(b)	$338,715	$118,609
Series 2021-158, Class GK,
2.000%, 09/20/2051	150,493	94,366
Series 2021-205, Class NK,
1.500%, 11/20/2051	215,000	134,701
Series 2021-25, Class HA,
2.000%, 02/20/2051	726,626	601,347
Series 2021-8, Class KZ,
2.000%, 01/20/2051	156,577	60,348
Series 2021-8, Class AQ,
5.000%, 01/20/2051	140,544	141,671
Series 2021-H01, Class FA,
1M US SOFR + 1.36%, 11/20/2070(a)	2,807,514	2,853,549
Series 2021-H12, Class GA,
4.581%, 07/20/2071(a)	108,721	107,253
Series 2022-100, Class EB,
3.000%, 06/20/2052	1,729,475	1,345,416
Series 2022-104, Class KY,
4.500%, 06/20/2052	383,627	348,800
Series 2022-112, Class BM,
3.000%, 06/20/2052	344,718	258,067
Series 2022-126, Class BY,
3.000%, 07/20/2052	960,094	616,933
Series 2022-127, Class UL,
2.000%, 07/20/2052	309,557	155,187
Series 2022-127, Class WC,
3.500%, 07/20/2052	329,622	221,472
Series 2022-137, Class PL,
4.000%, 08/20/2052	288,633	227,950
Series 2022-20, Class KZ,
2.500%, 01/20/2052	110,700	47,707
Series 2022-212, Class DZ,
5.500%, 12/20/2052	2,690,751	2,721,654
Series 2022-44, Class KZ,
4.500%, 03/20/2052	596,295	521,888
Series 2022-51, Class HZ,
3.000%, 03/20/2052	303,678	181,670
Series 2022-68, Class MD,
3.500%, 04/20/2052	223,000	165,867
Series 2022-76, Class PA,
4.000%, 04/20/2052	788,562	759,805
Series 2022-78, Class YX,
4.500%, 01/20/2051	794,017	786,115
Series 2022-H06, Class AB,
3.811%, 07/20/2067	142,719	140,096
	Principal Amount	Value (Note 2)
Series 2023-150, Class JD,
6.000%, 10/20/2053	$407,200	$426,263
Series 2023-47, Class HZ,
5.500%, 03/20/2053	1,340,224	1,351,912
Series 2023-55, Class HB,
6.500%, 04/20/2053	3,822,002	3,944,243
Series 2023-55, Class EB,
6.000%, 04/20/2053	23,483,111	23,762,611
Series 2023-57, Class CV,
5.000%, 04/20/2034	1,973,508	1,981,456
Series 2023-59, Class GL,
6.000%, 04/20/2053	7,761,342	7,867,875
Series 2023-68, Class HB,
6.500%, 05/20/2053	10,712,834	11,235,658
		110,995,015
Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ,
3.750%, 10/15/2041	885,474	823,287

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $279,975,592)		273,639,129

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.92%)

Fannie Mae-Aces
Series 2001-M1, Class D,
6.460%, 02/25/2031(a)	87,760	87,418
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	145,387	146,112
Series 2013-M6, Class 1AC,
3.388%, 02/25/2043(a)	10,045,429	9,576,432
Series 2016-M11, Class AL,
2.944%, 07/25/2039	418,786	378,358
Series 2018-M12, Class A1,
3.546%, 08/25/2030	1,557,767	1,528,050
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	470,000	444,113
Series 2019-M10, Class A1,
2.000%, 04/25/2030	235,389	229,873
Series 2019-M14, Class A1,
2.304%, 06/25/2029	13,103	12,950
Series 2019-M24, Class 2XA,
1.143%, 03/25/2031(a)(c)	4,211,697	219,998
Series 2020-M1, Class A2,
2.444%, 10/25/2029	300,000	272,950

	Principal Amount	Value (Note 2)
Series 2020-M10, Class X1,
1.771%, 12/25/2030(a)(c)	$754,729	$52,288
Series 2020-M10, Class X4,
0.885%, 07/25/2032(a)(c)	46,622,601	1,938,549
Series 2020-M12, Class IO,
1.285%, 07/25/2029(a)(c)	54,275,234	2,312,896
Series 2020-M13, Class X2,
1.227%, 09/25/2030(a)(c)	7,283,751	312,726
Series 2022-M5, Class A1,
2.354%, 01/01/2034(a)	284,303	262,091
Series 2022-M5, Class A3,
2.354%, 01/01/2034(a)	1,495,000	1,252,060
Series 2022-M8, Class A2,
1.936%, 12/25/2031(a)	100,000	84,164
		19,111,028
Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,600,000	1,179,133

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-KS07, Class A1,
2.018%, 09/25/2025	1,191,013	1,168,128
Series 2016-KS07, Class X,
0.604%, 09/25/2025(a)(c)	64,431,195	421,193
Series 2017-K153, Class X1,
0.272%, 10/25/2031(a)(c)	99,332,360	1,250,465
Series 2017-Q006, Class A2,
3.774%, 04/25/2028(a)	3,990,942	3,812,406
Series 2018-K154, Class X1,
0.292%, 11/25/2032(a)(c)	134,979,563	2,334,175
Series 2018-K156, Class X1,
0.069%, 06/25/2033(a)(c)	622,245,918	4,126,611
Series 2018-K158, Class X1,
0.071%, 10/25/2033(a)(c)	349,465,078	2,733,306
Series 2019-KLU2, Class X1,
0.956%, 08/25/2029(a)(c)	85,139,807	3,096,075
Series 2020-Q013, Class APT2,
1.165%, 04/25/2027(a)	3,322,723	3,058,174
Series 2021-1521, Class X1,
0.979%, 08/25/2036(a)(c)	15,588,731	1,264,860
	Principal Amount	Value (Note 2)
Series 2021-KLU3, Class X1,
1.933%, 01/25/2031(a)(c)	$174,436,326	$15,365,277
		38,630,670

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $62,801,595)		58,920,831

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (14.86%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	545,826	543,767
Series 2005-843080,
6.000%, 12/01/2034	105,596	105,765
Series 2006-,
6.000%, 02/01/2036	93,187	94,072
Series 2007-943003,
5.500%, 08/01/2047	75,502	75,530
Series 2009-,
4.500%, 06/01/2039	290,406	284,572
Series 2009-463331,
5.250%, 08/01/2029	449,850	457,581
Series 2009-930895,
4.500%, 03/01/2039	143,798	140,911
Series 2009-931707,
4.500%, 08/01/2039	88,212	86,170
Series 2009-958348,
5.440%, 04/01/2027	125,664	125,197
Series 2009-958878,
5.750%, 07/01/2027	1,248,004	1,243,376
Series 2010-,
3.500%, 10/01/2040	288,378	273,541
Series 2011-,
6.210%, 12/01/2029	216,915	226,026
Series 2011-468477,
4.590%, 08/01/2026	377,689	377,352
Series 2011-469013,
5.470%, 08/01/2026	962,700	978,907
Series 2011-AH9290,
4.000%, 04/01/2041	29,440	27,919
Series 2012-,
3.000%, 12/01/2042	95,657	85,980
3.000%, 01/01/2043	119,626	108,781
3.040%, 12/01/2030	1,138,663	1,057,541
3.500%, 04/01/2042	51,880	47,909
Series 2012-470020,
4.200%, 01/01/2030	1,511,858	1,493,043

	Principal Amount	Value (Note 2)
Series 2012-AM0279,
3.210%, 08/01/2027	$276,927	$266,790
Series 2012-AM1387,
3.260%, 11/01/2032	95,903	91,577
Series 2012-MA1214,
3.000%, 10/01/2042	554,791	498,834
Series 2013-,
3.000%, 01/01/2043	266,117	241,997
3.000%, 02/01/2043	339,887	305,508
3.000%, 04/01/2043	212,095	189,590
3.000%, 07/01/2043	233,681	208,903
3.000%, 08/01/2043	64,586	58,181
3.380%, 05/01/2028	247,551	239,838
4.370%, 07/01/2028	815,235	814,346
4.410%, 09/01/2028	83,080	83,008
Series 2013-AM4329,
3.870%, 10/01/2025	185,752	183,147
Series 2013-AM4781,
4.180%, 11/01/2028	1,155,632	1,145,389
Series 2013-AM4991,
3.970%, 12/01/2025	152,781	150,774
Series 2013-AR2289,
3.000%, 02/01/2033	175,699	166,462
Series 2013-AT9663,
2.500%, 07/01/2043	410,692	351,463
Series 2013-MA1586,
3.000%, 08/01/2043	155,737	141,621
Series 2014-,
3.000%, 06/01/2053	1,080,065	945,632
3.300%, 11/01/2026	252,633	246,080
3.730%, 07/01/2034	558,890	543,245
4.060%, 03/01/2030	447,394	441,315
Series 2014-AM7274,
3.000%, 12/01/2024	6,300,000	6,232,264
Series 2015-,
3.100%, 09/01/2025	150,824	147,425
3.180%, 07/01/2035	654,790	592,528
3.390%, 07/01/2035	191,167	177,572
3.500%, 10/01/2045	1,440,186	1,335,153
3.600%, 02/01/2040	225,824	212,687
3.610%, 08/01/2030	300,000	287,814
4.000%, 01/01/2041	115,317	111,424
4.500%, 06/01/2045	130,506	128,525
Series 2015-AM8666,
2.960%, 06/01/2030	167,215	156,325
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	686,745
Series 2015-AM9173,
3.110%, 06/01/2027	228,317	219,767
Series 2015-AM9288,
2.930%, 07/01/2025	5,449,757	5,334,249
	Principal Amount	Value (Note 2)
Series 2016-,
3.159%, 07/01/2036(a)	$1,636,998	$1,468,996
6.000%, 07/01/2039	100,722	103,224
Series 2016-AL8405,
4.500%, 05/01/2041	124,347	122,970
Series 2016-AN0665,
3.070%, 02/01/2026	187,750	182,866
Series 2016-AN0774,
3.210%, 01/01/2026	166,487	162,589
Series 2016-AN2228,
2.520%, 08/01/2026	180,165	172,432
Series 2016-AN3542,
3.410%, 11/01/2046	343,234	299,179
Series 2016-AN3749,
2.520%, 12/01/2026	435,641	417,086
Series 2016-BC0943,
3.500%, 05/01/2046	255,776	239,996
Series 2017-,
2.000%, 01/01/2032	103,261	95,213
2.880%, 09/01/2027	4,669,415	4,459,419
3.000%, 10/01/2027	1,233,110	1,186,701
3.010%, 07/01/2027	254,102	243,725
3.160%, 07/01/2027	145,484	140,822
3.170%, 01/01/2029	190,311	180,650
3.200%, 01/01/2029	143,012	136,694
3.210%, 11/01/2032	100,000	90,758
3.235%, 02/01/2032	135,225	125,717
3.350%, 01/01/2029	189,810	181,866
3.450%, 03/01/2029	297,812	287,651
3.500%, 06/01/2047	281,771	256,145
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	82,534
Series 2017-AN4469,
3.640%, 01/01/2029	657,573	638,314
Series 2017-AN4529,
3.620%, 01/01/2027	789,177	773,748
Series 2017-AN4606,
3.510%, 02/01/2027	754,460	738,202
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	92,352
Series 2017-AN5279,
3.340%, 04/01/2029	436,209	417,049
Series 2017-AN5742,
3.190%, 05/01/2030	131,884	124,505
Series 2017-AN5796,
3.030%, 06/01/2027	261,232	252,087
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	264,392

	Principal Amount	Value (Note 2)
Series 2017-AN6670,
3.210%, 09/01/2027	$1,847,170	$1,772,082
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,699,209
Series 2017-AN7234,
3.010%, 12/01/2027	973,836	935,782
Series 2017-AN7384,
2.880%, 12/01/2027	46,790	44,662
Series 2017-AN7547,
3.370%, 11/01/2027	1,052,168	1,013,068
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	224,259
Series 2017-CA0522,
3.000%, 10/01/2047	199,658	175,149
Series 2018-,
3.000%, 02/01/2033	43,101	40,573
3.000%, 04/01/2048	919,347	828,028
3.320%, 04/01/2028	550,000	530,922
3.430%, 03/01/2033	978,284	905,350
3.485%, 04/01/2028	6,350,000	6,163,522
3.500%, 09/01/2028	130,000	125,762
3.500%, 05/01/2048	185,446	178,470
3.545%, 04/01/2028	638,388	621,469
3.660%, 05/01/2033	700,000	655,776
3.740%, 07/01/2028	175,000	171,364
3.940%, 10/01/2036	318,082	298,398
4.010%, 12/01/2030	297,750	292,940
4.500%, 09/01/2040	106,551	103,775
4.500%, 07/01/2041	250,296	244,287
4.500%, 08/01/2041	278,411	277,608
5.500%, 08/01/2048	481,645	489,381
6.000%, 08/01/2048	102,101	104,180
Series 2018-109435,
3.890%, 08/01/2028	1,822,529	1,794,834
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,505,834
Series 2018-387853,
3.455%, 08/01/2025	225,000	220,776
Series 2018-387983,
3.630%, 08/01/2028	1,972,517	1,924,104
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	96,142
Series 2018-AN8493,
3.300%, 02/01/2030	408,745	384,197
Series 2018-AN8982,
3.440%, 05/01/2028	998,674	965,373
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	130,958
Series 2018-AN924,
4.210%, 05/01/2033	502,340	497,445
	Principal Amount	Value (Note 2)
Series 2018-AN9976,
3.960%, 02/01/2030	$470,000	$459,094
Series 2019-,
2.520%, 11/01/2029	140,036	128,945
2.820%, 10/01/2039	923,716	772,182
3.000%, 08/01/2049	70,387	63,460
3.490%, 03/01/2029	189,000	182,309
3.500%, 08/01/2048	117,258	108,867
3.710%, 04/01/2031	1,864,229	1,792,108
3.940%, 06/01/2035	2,600,000	2,434,701
4.000%, 07/01/2048	605,518	580,194
4.070%, 11/01/2026	130,389	128,200
4.500%, 08/01/2058	409,844	398,288
5.500%, 06/01/2049	170,409	173,968
6.000%, 05/01/2049	1,829,915	1,893,257
Series 2019-BI2928,
3.410%, 07/01/2027	794,514	772,118
Series 2019-BL1188,
3.480%, 02/01/2026	192,143	188,116
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,366,478
Series 2019-BL1451,
3.760%, 02/01/2029	680,827	666,967
Series 2019-BL1567,
3.590%, 02/01/2029	2,756,800	2,666,136
Series 2019-BL1596,
3.480%, 03/01/2029	159,195	153,723
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	160,420
Series 2019-BL2460,
3.400%, 05/01/2029	559,563	537,937
Series 2019-BL3182,
2.980%, 07/01/2029	241,509	227,774
Series 2019-BM6011,
3.283%, 11/01/2026(a)	57,694	56,320
Series 2019-BM6152,
3.500%, 06/01/2044	954,066	895,252
Series 2019-MA3784,
3.500%, 09/01/2049	2,141,234	1,914,750
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,322,502
1.500%, 01/01/2036	663,228	575,031
2.150%, 09/01/2029	500,000	449,693
3.000%, 03/01/2050	226,838	194,908
3.500%, 04/01/2050	173,053	154,664
Series 2021-,
1.710%, 08/01/2031	751,000	629,480
3.500%, 11/01/2051	716,753	638,812
Series 2022-,
2.030%, 12/01/2028	100,000	91,050
2.150%, 03/01/2029	150,000	136,722

	Principal Amount	Value (Note 2)
2.400%, 03/01/2029	$144,047	$133,229
3.130%, 01/01/2029	146,103	139,012
3.790%, 05/01/2032	2,148,000	2,020,238
3.890%, 07/01/2032	690,000	662,627
3.910%, 06/01/2032	1,181,000	1,123,855
3.980%, 10/01/2032	700,000	678,076
4.110%, 09/01/2032	1,815,000	1,748,505
4.140%, 08/01/2032	2,038,000	1,966,094
4.240%, 07/01/2032	1,687,000	1,643,693
4.520%, 10/01/2032	1,209,000	1,196,769
5.080%, 10/01/2029	950,000	979,890
5.120%, 11/01/2032	2,979,000	3,051,432
5.250%, 10/01/2032	7,898,000	8,194,000
5.300%, 10/01/2032	8,632,000	8,984,685
5.440%, 12/01/2032	7,633,000	7,975,197
5.500%, 07/01/2042	1,122,279	1,140,858
5.500%, 11/01/2052	10,511,659	10,633,451
5.620%, 11/01/2032	2,901,983	3,074,446
5.730%, 11/01/2032	16,500,000	17,564,050
6.120%, 11/01/2032	1,666,189	1,801,237
6.500%, 11/01/2052	1,968,854	1,996,369
Series 2023-,
1.500%, 01/01/2042	4,174,372	3,456,682
4.885%, 03/01/2033	750,000	771,614
5.030%, 04/01/2028	4,957,000	4,987,953
5.470%, 11/01/2033	1,011,968	1,066,375
5.500%, 02/01/2053	8,427,088	8,475,740
5.555%, 01/01/2030	8,933,000	9,233,129
6.000%, 02/01/2053	968,561	985,874
6.500%, 06/01/2043	3,239,766	3,325,015
6.500%, 04/01/2053	1,601,127	1,652,003
6.500%, 05/01/2053	4,243,926	4,424,541
6.500%, 08/01/2053	9,445,065	9,937,949
7.000%, 04/01/2053	1,257,896	1,288,931
Series 2024-,
7.000%, 02/01/2054	1,662,273	1,740,167
7.000%, 05/01/2054	2,125,643	2,206,441
		229,298,232
Freddie Mac
Series 2005-2936, Class FC,
30D US SOFR + 0.51%, 03/15/2029(a)	12,063	12,005

Freddie Mac Gold Pool
Series 2005-,
5.500%, 12/01/2035	159,565	155,491
Series 2006-,
6.000%, 01/01/2036	28,575	28,918
Series 2007-,
5.500%, 11/01/2037	56,329	56,298
Series 2012-,
3.500%, 08/01/2042	97,766	90,149
	Principal Amount	Value (Note 2)
Series 2013-G80393,
5.000%, 08/20/2036	$115,760	$115,081
Series 2013-T65180,
3.000%, 11/01/2043	96,964	87,264
Series 2015-,
3.000%, 08/01/2045	1,903,751	1,709,865
Series 2015-U49046,
4.000%, 02/01/2029	21,377	20,953
Series 2016-,
3.500%, 06/01/2046	347,415	326,382
		2,590,401
Freddie Mac Pool
Series 2018-,
3.000%, 05/01/2045	248,268	223,351
3.000%, 09/01/2045	684,500	611,793
3.000%, 12/01/2045	360,984	316,603
3.500%, 12/01/2045	53,947	49,011
4.500%, 09/01/2044	455,750	438,099
6.000%, 07/01/2048	230,303	234,673
Series 2020-,
2.000%, 06/01/2050	810,280	636,956
Series 2021-,
2.190%, 06/01/2034	145,297	120,004
Series 2022-,
3.000%, 02/01/2046	3,726,675	3,321,769
Series 2023-,
4.600%, 01/01/2033	6,743,000	6,679,762
4.750%, 01/01/2033	16,673,950	16,653,551
4.900%, 01/01/2033	5,000,000	5,038,128
5.500%, 02/01/2053	9,252,551	9,276,357
6.500%, 04/01/2053	24,263,269	25,043,175
6.500%, 05/01/2053	14,416,104	14,994,774
7.000%, 01/01/2053	3,367,444	3,511,218
		87,149,224
Ginnie Mae I Pool
Series 2010-,
4.500%, 08/15/2040	302,451	293,539
Series 2013-,
3.000%, 03/15/2043	324,858	297,059
		590,598
Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	77,539	73,696
4.000%, 11/20/2040	76,945	73,149
4.000%, 12/20/2040	150,078	143,630
4.500%, 08/20/2040	250,397	244,381
4.875%, 01/20/2035	123,440	122,076
1M US SOFR + 2.071%, 08/20/2060(a)	212,913	218,202
Series 2011-,
4.000%, 09/20/2041	231,651	223,134

	Principal Amount	Value (Note 2)
4.000%, 10/20/2041	$114,836	$110,094
4.500%, 07/20/2041	77,118	75,011
Series 2012-,
3.500%, 03/20/2042	317,514	289,889
3.500%, 04/20/2042	68,754	62,772
3.500%, 05/20/2042	121,066	110,531
3.500%, 06/20/2042	73,452	67,060
3.500%, 08/20/2042	78,457	71,661
3.500%, 09/20/2042	63,155	57,684
3.500%, 10/20/2042	73,808	67,414
3.500%, 12/20/2042	204,426	186,635
4.000%, 02/20/2042	22,243	21,140
4.000%, 04/20/2042	86,932	82,623
4.000%, 09/20/2042	89,702	86,058
Series 2012-5302,
3.500%, 02/20/2042	188,770	172,418
Series 2013-,
2.500%, 02/20/2043	116,202	100,139
3.000%, 06/20/2043	180,808	161,495
3.000%, 08/20/2043	394,218	358,865
3.250%, 04/20/2033	247,589	236,014
3.500%, 04/20/2043	201,799	184,283
3.500%, 05/20/2043	92,170	85,152
3.500%, 06/20/2043	92,768	85,829
4.000%, 09/20/2043	255,917	244,189
Series 2013-MA1149,
3.000%, 07/20/2043	11,489	10,195
Series 2014-,
4.500%, 02/20/2034	251,779	249,494
4.500%, 06/20/2034	516,165	511,413
4.500%, 02/20/2044	245,324	246,470
4.500%, 05/20/2044	918,858	899,979
1M US SOFR + 2.295%, 02/20/2064(a)	502,458	516,560
Series 2015-,
3.000%, 01/20/2040	207,097	184,920
3.500%, 06/20/2035	225,187	215,952
3.750%, 05/20/2045	96,346	90,743
4.500%, 08/20/2045	505,361	495,921
Series 2016-,
2.500%, 05/20/2031	191,320	181,667
3.000%, 06/20/2046	214,342	192,653
3.000%, 07/20/2046	209,304	186,867
3.500%, 06/20/2046	351,705	325,827
4.500%, 09/20/2045	219,420	214,919
4.500%, 03/20/2046	146,957	147,654
Series 2016-MA3588,
3.500%, 04/20/2046	244,087	222,825
Series 2016-MA3793,
3.500%, 07/20/2046	670,350	612,219
	Principal Amount	Value (Note 2)
Series 2016-MA3865,
3.500%, 08/20/2046	$417,858	$381,457
Series 2017-,
2.500%, 01/20/2032	217,277	206,112
3.000%, 11/20/2032	198,514	188,463
3.500%, 10/20/2047	158,716	147,114
3.500%, 12/20/2047	753,728	693,048
4.496%, 01/20/2067(a)	117,330	114,861
Series 2018-,
3.500%, 02/20/2036	2,264,104	2,153,168
3.500%, 08/20/2047	109,256	101,839
3.500%, 01/20/2048	60,878	56,585
3.500%, 04/20/2048	424,587	395,055
4.000%, 05/20/2048	2,488,689	2,356,226
4.000%, 09/20/2048	2,300,562	2,178,826
4.500%, 07/20/2048	578,109	555,313
4.500%, 09/20/2048	267,659	262,426
5.500%, 10/20/2048	364,630	371,208
Series 2019-,
3.500%, 12/20/2047	395,767	367,512
3.500%, 08/20/2049	354,335	328,234
3.500%, 12/20/2049	132,714	120,726
4.000%, 04/20/2049	101,016	93,957
4.500%, 09/20/2049	350,089	341,386
4.500%, 11/20/2049	744,731	721,606
5.500%, 06/20/2049	98,636	99,868
6.000%, 01/20/2049	303,244	312,533
Series 2019-784688,
5.000%, 02/20/2049	682,267	677,490
Series 2019-MA5864,
3.000%, 04/20/2049	20,966	18,792
Series 2019-MA5920,
3.000%, 05/20/2049	13,300	11,800
Series 2019-MA5936,
6.500%, 05/20/2049	34,577	36,133
Series 2020-,
2.000%, 11/20/2050	2,949,024	2,407,640
2.500%, 01/20/2050	174,165	148,330
3.000%, 11/20/2050	149,064	131,331
3.500%, 12/20/2049	1,689,938	1,518,548
3.500%, 10/20/2050	196,591	178,107
4.000%, 02/20/2050	332,532	314,954
4.000%, 04/20/2050	526,978	490,145
4.000%, 05/20/2050	162,164	150,829
4.000%, 11/20/2050	678,680	629,023
Series 2021-,
2.000%, 09/20/2051	2,332,870	1,865,318
3.000%, 08/20/2051	881,974	797,197
4.000%, 02/20/2051	201,203	187,138
4.000%, 03/20/2051	1,549,087	1,469,616
Series 2022-,
3.000%, 12/20/2044	2,532,969	2,233,132
3.000%, 05/20/2052	3,114,163	2,706,985

	Principal Amount	Value (Note 2)
4.000%, 08/20/2052	$1,834,316	$1,732,565
4.000%, 09/20/2052	14,402,479	13,592,705
5.000%, 05/20/2052	1,016,818	989,965
5.000%, 06/20/2052	615,205	609,267
6.000%, 12/20/2052	1,914,214	1,965,313
Series 2023-,
5.500%, 05/20/2053	6,238,041	6,311,038
6.000%, 08/20/2053	16,720,652	17,217,636
6.500%, 04/20/2053	10,418,968	10,730,865
6.500%, 10/20/2053	14,190,090	14,632,977
6.500%, 11/20/2053	2,704,694	2,737,897
7.000%, 10/20/2053	3,461,866	3,575,549
8.000%, 12/20/2063	6,373,773	6,582,197
Series 2024-,
3.000%, 10/20/2050	4,850,661	4,243,647
6.500%, 04/20/2064	3,079,072	3,126,116
6.500%, 05/20/2064	4,366,377	4,443,083
8.000%, 12/20/2053	1,194,585	1,239,043
8.000%, 12/20/2063	4,683,645	4,806,976
		136,578,372

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $455,991,764)		456,218,832

	Principal Amount	Value (Note 2)
CORPORATE BONDS (38.97%)

Aerospace & Defense (3.60%)
BAE Systems PLC
5.30%, 03/26/2034(e)	7,620,000	7,725,684
BOEING CO BA
6.53%, 05/01/2034(e)	25,117,000	26,376,329
Boeing Co.
2.20%, 02/04/2026	10,030,000	9,548,546
Howmet Aerospace, Inc.
3.00%, 01/15/2029	7,684,000	7,082,906
L3Harris Technologies, Inc.
5.35%, 06/01/2034	14,456,000	14,667,328
5.40%, 07/31/2033	7,533,000	7,676,575
5.50%, 08/15/2054	7,434,000	7,394,488
RTX Corp.
6.10%, 03/15/2034	20,504,000	22,107,169
6.40%, 03/15/2054	6,690,000	7,523,192
Total Aerospace & Defense		110,102,217

Airlines (0.71%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,855,074	5,786,989
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	2,632,381	2,676,671
	Principal Amount	Value (Note 2)
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	$1,079,056	$1,034,097
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	7,516,407
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	4,730,206	4,789,700
Total Airlines		21,803,864

Automobiles Manufacturing (2.74%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,339,176
6.80%, 05/12/2028	9,919,000	10,348,165
7.35%, 03/06/2030	10,487,000	11,266,600
Series 571
6.13%, 03/08/2034	7,395,000	7,408,187
General Motors Financial Co., Inc.
5.80%, 01/07/2029	6,977,000	7,177,730
6.10%, 01/07/2034	11,433,000	11,783,182
SOFRINDX + 1.30%, 04/07/2025(a)(f)	14,667,000	14,753,269
Hyundai Capital America
5.45%, 06/24/2026(e)	5,541,000	5,586,135
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(e)	6,378,000	6,710,349
Volkswagen Group of America Finance LLC
3.95%, 06/06/2025(e)	3,000,000	2,963,202
Total Automobiles Manufacturing		84,335,995

Banks (2.92%)
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	14,556,000	14,523,292
Citizens Financial Group, Inc.
1D US SOFR + 1.91%, 07/23/2032(a)	7,500,000	7,595,302
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,384,257
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,492,364
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,236,169
1Y US TI + 1.40%, 03/01/2030(a)(e)	4,580,000	4,686,101
Discover Bank
5Y US S + 1.73%, 08/09/2028(a)	1,503,000	1,508,168
Goldman Sachs Bank USA
1D US SOFR + 0.78%, 03/18/2027(a)	3,297,000	3,310,992

	Principal Amount	Value (Note 2)
Intesa Sanpaolo SpA
1Y US TI + 2.75%, 06/01/2042(a)(e)	$3,443,000	$2,671,584
1Y US TI + 3.90%, 06/20/2054(a)(e)	5,160,000	5,548,326
Truist Bank
3.30%, 05/15/2026	4,316,000	4,176,898
Truist Financial Corp.
1D US SOFR + 2.36%, 06/08/2034(a)	6,897,000	7,120,496
US Bancorp
1D US SOFR + 1.60%, 02/01/2034(a)	9,000,000	8,731,438
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	12,653,000	12,805,393
Total Banks		89,790,780

Biotechnology (1.62%)
Amgen, Inc.
5.25%, 03/02/2033	14,778,000	15,025,901
5.51%, 03/02/2026	8,959,000	8,959,128
5.75%, 03/02/2063	14,472,000	14,580,783
Royalty Pharma PLC
5.40%, 09/02/2034	5,589,000	5,586,696
5.90%, 09/02/2054	5,589,000	5,564,300
Total Biotechnology		49,716,808

Cable & Satellite (0.50%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032	4,000,000	3,352,268
4.50%, 06/01/2033(e)	5,978,000	4,917,096
Sirius XM Radio, Inc.
5.00%, 08/01/2027(e)	7,421,000	7,186,481
Total Cable & Satellite		15,455,845

Casinos & Gaming (0.40%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(e)	4,535,000	4,635,152
MGM Resorts International
5.75%, 06/15/2025	7,495,000	7,490,563
Total Casinos & Gaming		12,125,715

Chemicals (0.31%)
Avient Corp.
5.75%, 05/15/2025(e)	3,153,000	3,148,468
Celanese US Holdings LLC
6.38%, 07/15/2032	6,175,000	6,495,529
Total Chemicals		9,643,997
	Principal Amount	Value (Note 2)
Commercial Finance (0.45%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	$13,642,000	$13,758,778

Consumer Finance (2.00%)
Ally Financial, Inc.
8.00%, 11/01/2031	4,000,000	4,504,901
American Express Co.
1D US SOFR + 1.42%, 07/26/2035(a)	3,162,000	3,201,987
Boost Newco Borrower LLC
7.50%, 01/15/2031(e)	5,915,000	6,233,807
Capital One Financial Corp.
1D US SOFR + 1.99%, 07/26/2035(a)	14,908,000	15,129,640
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(f)	20,606,000	23,746,828
Fiserv, Inc.
5.60%, 03/02/2033	3,982,000	4,123,370
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,085,828
4.25%, 08/15/2024	1,700,000	1,698,867
Total Consumer Finance		61,725,228

Diversified Banks (1.68%)
Bank of America Corp.
1D US SOFR + 1.91%, 04/25/2034(a)	14,995,000	15,141,837
5Y US TI + 1.20%, 09/21/2036(a)	15,971,000	13,109,926
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	4,054,000	4,130,580
1D US SOFR + 1.07%, 12/15/2025(a)	8,581,000	8,585,237
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,554,257
Total Diversified Banks		51,521,837

Electrical Equipment Manufacturing (0.11%)
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,244,247

Entertainment Content (0.24%)
Paramount Global
4.20%, 05/19/2032	8,486,000	7,240,640

	Principal Amount	Value (Note 2)
Entertainment Resources (0.12%)
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.63%, 05/01/2032(e)	$3,651,000	$3,751,263
Vail Resorts, Inc.
6.50%, 05/15/2032(e)	81,000	82,862
Total Entertainment Resources		3,834,125

Exploration & Production (2.23%)
Coterra Energy, Inc.
5.60%, 03/15/2034	15,765,000	16,056,440
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(e)	1,682,000	1,646,770
6.25%, 11/01/2028(e)	5,537,000	5,547,101
6.25%, 04/15/2032(e)	1,682,000	1,637,193
Occidental Petroleum Corp.
5.55%, 10/01/2034	3,815,000	3,838,272
6.05%, 10/01/2054	3,815,000	3,837,847
6.20%, 03/15/2040	7,155,000	7,361,157
7.88%, 09/15/2031	25,079,000	28,718,715
Total Exploration & Production		68,643,495

Financial Services (3.13%)
Charles Schwab Corp.
1D US SOFR + 2.01%, 08/24/2034(a)	12,000,000	12,715,047
1D US SOFR + 2.50%, 05/19/2034(a)	5,500,000	5,707,915
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,496,870
Goldman Sachs Group, Inc.
1D US SOFR + 1.55%, 04/25/2035(a)	3,245,000	3,392,216
Morgan Stanley
1D US SOFR + 2.05%, 11/01/2034(a)	8,443,000	9,312,573
5Y US TI + 1.80%, 02/07/2039(a)	7,463,000	7,594,314
UBS Group AG
1D US SOFR + 1.73%, 05/14/2032(a)(e)	8,750,000	7,651,381
1D US SOFR + 3.92%, 08/12/2033(a)(e)	25,938,000	27,877,188
1Y US TI + 1.80%, 09/22/2029(a)(e)	4,893,000	5,112,380
1Y US TI + 2.00%, 09/22/2034(a)(e)	6,350,000	6,760,922
Total Financial Services		95,620,806

Food & Beverage (1.16%)
CONAGRA BRANDS CAG 4.85 11/01/28
4.85%, 11/01/2028	5,220,000	5,218,973
	Principal Amount	Value (Note 2)
J M Smucker Co.
6.20%, 11/15/2033	$6,976,000	$7,531,133
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
6.75%, 03/15/2034(e)	2,533,000	2,712,263
7.25%, 11/15/2053(e)	2,589,000	2,859,597
JDE Peet's NV
0.80%, 09/24/2024(e)	1,984,000	1,967,033
Pilgrim's Pride Corp.
6.25%, 07/01/2033	10,000,000	10,367,767
6.88%, 05/15/2034	4,548,000	4,920,955
Total Food & Beverage		35,577,721

Government Agencies (0.08%)
Tennessee Valley Authority
2.22%, 05/01/2029(a)	109,037	2,383,549

Health Care Facilities & Services (0.90%)
Cardinal Health, Inc.
5.45%, 02/15/2034	7,379,000	7,559,158
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,035,505
5.38%, 02/01/2025	3,000,000	2,994,726
5.50%, 06/01/2033	6,970,000	7,057,685
Total Health Care Facilities & Services		27,647,074

Industrial Other (0.87%)
Honeywell International, Inc.
5.00%, 03/01/2035	14,633,000	14,818,445
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	9,458,000	9,670,686
Quanta Services, Inc.
0.95%, 10/01/2024	2,581,000	2,557,288
Total Industrial Other		27,046,419

Integrated Oils (0.38%)
TotalEnergies Capital SA
5.15%, 04/05/2034	3,294,000	3,369,880
5.49%, 04/05/2054	8,235,000	8,336,674
Total Integrated Oils		11,706,554

Leisure Products Manufacturing (0.46%)
Hasbro, Inc.
6.05%, 05/14/2034	7,400,000	7,567,399
Polaris, Inc.
6.95%, 03/15/2029	5,949,000	6,323,495
Total Leisure Products Manufacturing		13,890,894

Life Insurance (0.15%)
Prudential Financial, Inc.
3M US L + 3.03%, 05/15/2045(a)	4,575,000	4,527,899

	Principal Amount	Value (Note 2)
Manufactured Goods (0.14%)
Chart Industries, Inc.
7.50%, 01/01/2030(e)	$4,228,000	$4,403,680

Medical Equipment & Devices Manufacturing (1.32%)
Alcon Finance Corp.
5.38%, 12/06/2032(e)	14,770,000	15,143,351
Revvity, Inc.
0.85%, 09/15/2024	2,977,000	2,957,728
Solventum Corp.
5.45%, 03/13/2031(e)	7,429,000	7,497,085
5.60%, 03/23/2034(e)	7,429,000	7,476,906
5.90%, 04/30/2054(e)	7,423,000	7,297,964
Total Medical Equipment & Devices Manufacturing		40,373,034

Metals & Mining (0.79%)
ArcelorMittal SA
6.00%, 06/17/2034	3,182,000	3,261,907
6.35%, 06/17/2054	2,387,000	2,385,137
Steel Dynamics, Inc.
5.00%, 12/15/2026	10,905,000	10,900,910
5.38%, 08/15/2034	7,400,000	7,505,618
Total Metals & Mining		24,053,572

Pharmaceuticals (1.04%)
AbbVie, Inc.
5.05%, 03/15/2034	5,760,000	5,868,711
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	6,525,000	6,685,460
5.55%, 02/22/2054	13,582,000	13,770,131
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	5,779,000	5,762,737
Total Pharmaceuticals		32,087,039

Pipeline (3.13%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	8,958,000	8,551,276
6.88%, 07/01/2029(e)	9,749,000	9,910,229
Cheniere Energy Partners LP
3.25%, 01/31/2032	8,000,000	6,985,194
Energy Transfer LP
5.60%, 09/01/2034	793,000	805,114
6.05%, 09/01/2054	793,000	795,405
7.38%, 02/01/2031(e)	7,123,000	7,527,401
EnLink Midstream LLC
5.63%, 01/15/2028(e)	3,366,000	3,380,302
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,048,754
4.32%, 12/30/2039(e)	9,061,000	6,943,293
Gray Oak Pipeline LLC
2.60%, 10/15/2025(e)	5,990,000	5,800,322
	Principal Amount	Value (Note 2)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	$16,103,000	$16,275,239
6.88%, 01/15/2029	8,740,000	8,979,013
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	8,962,000	8,968,909
Total Pipeline		95,970,451

Power Generation (0.85%)
Vistra Operations Co. LLC
5.13%, 05/13/2025(e)	6,961,000	6,935,724
5.50%, 09/01/2026(e)	9,846,000	9,764,213
6.95%, 10/15/2033(e)	8,834,000	9,602,443
Total Power Generation		26,302,380

Publishing & Broadcasting (0.51%)
Gray Television, Inc.
7.00%, 05/15/2027(e)	4,200,000	4,069,833
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,368,105
5.63%, 07/15/2027(e)	4,376,000	4,248,000
Total Publishing & Broadcasting		15,685,938

Real Estate (0.81%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	9,317,000	8,116,611
VICI Properties LP
5.13%, 05/15/2032	9,134,000	8,915,923
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(e)	8,185,000	8,112,519
Total Real Estate		25,145,053

Refining & Marketing (0.46%)
HF Sinclair Corp.
4.50%, 10/01/2030	8,654,000	8,272,828
5.00%, 02/01/2028(e)	2,667,000	2,627,468
5.88%, 04/01/2026	3,177,000	3,201,533
Total Refining & Marketing		14,101,829

Retail - Consumer Discretionary (0.15%)
ERAC USA Finance LLC
5.20%, 10/30/2034(e)	4,403,000	4,470,797

Semiconductors (0.24%)
Broadcom, Inc.
3.47%, 04/15/2034(e)	8,588,000	7,504,307

Software & Services (0.75%)
Leidos, Inc.
5.75%, 03/15/2033	6,942,000	7,192,309
Moody's Corp.
5.00%, 08/05/2034	1,575,000	1,576,315

	Principal Amount	Value (Note 2)
VMware LLC
2.20%, 08/15/2031	$4,979,000	$4,160,328
4.70%, 05/15/2030	9,961,000	9,864,405
Total Software & Services		22,793,357

Supermarkets & Pharmacies (0.48%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(e)	14,670,000	14,893,321

Transportation & Logistics (0.18%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	6,426,359	5,473,338

Travel & Lodging (0.23%)
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(e)	7,169,000	7,315,398

Utilities (0.79%)
American Water Capital Corp.
5.15%, 03/01/2034	7,142,000	7,259,850
Dominion Energy, Inc.
3.07%, 08/15/2024(d)	1,500,000	1,498,410
Entergy Corp.
5Y US TI + 2.67%, 12/01/2054(a)	3,980,000	3,991,773
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.17%, 04/30/2043(a)	3,386,000	3,390,937
5Y US TI + 3.53%, 09/15/2053(a)	3,775,000	3,939,556
Sempra
5Y US TI + 2.87%, 04/01/2052(a)	4,268,000	3,959,433
Total Utilities		24,039,959

Waste & Environment Services & Equipment (0.21%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	6,644,000	6,590,193
	Principal Amount	Value (Note 2)
Wireless Telecommunications Services (0.13%)
AT&T, Inc.
5.54%, 02/20/2026	$3,982,000	$3,982,146

TOTAL CORPORATE BONDS
(Cost $1,186,676,368)		1,196,530,279

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (30.15%)

U.S. Treasury Bonds (30.15%)
United States Treasury Bonds
4.25%, 02/15/2054	117,310,000	115,394,548
4.38%, 05/15/2034	51,326,000	52,645,238
4.50%, 02/15/2044	116,118,000	117,315,467
4.63%, 05/15/2044	114,802,000	117,914,211
4.63%, 05/15/2054	119,002,000	124,636,002
4.75%, 11/15/2053	91,790,000	98,000,167
United States Treasury Notes
4.00%, 07/31/2029	7,536,000	7,562,199
4.50%, 03/31/2026	7,117,000	7,127,842
4.50%, 05/15/2027	42,165,000	42,604,768
4.88%, 11/30/2025	115,849,000	116,317,374
4.88%, 05/31/2026	72,268,000	72,944,101
5.00%, 10/31/2025	52,903,000	53,146,850
Total U.S. Treasury Bonds		925,608,767

TOTAL GOVERNMENT BONDS
(Cost $901,466,462)		925,608,767

	Shares	Value (Note 2)
PREFERRED STOCK (1.58%)

Energy (0.18%)
Pipeline (0.18%)
Energy Transfer LP, Series B, 6.625%(g)	2,506,000	2,466,307
Energy Transfer LP, Series F, 6.750%(g)	2,985,000	2,973,113

Total Energy		5,439,420

Financials (0.96%)
Banks (0.30%)
Bank of Hawaii., 8.000%(g)	149,327	3,869,063
Huntington Bancshares, Inc., Series J, 6.875%(g)	217,416	5,350,608
		9,219,671

	Shares	Value (Note 2)
Consumer Finance (0.26%)
Ally Financial, Inc., Series C, 4.700%(g)	2,982,000	$2,482,324
American Express Co., 3.550%(g)	4,021,000	3,764,558
Synchrony Financial, 5Y US TI + 4.044%(a)(g)	67,351	1,718,124
		7,965,006

Financial Services (0.31%)
Charles Schwab Corp., Series G, 5Y US TI + 4.971%(a)(g)	3,523,000	3,490,579
Goldman Sachs Group, Inc. 5Y US TI + 2.810%, Series X(a)(g)	5,673,000	5,861,122
		9,351,701

Life Insurance (0.09%)
Jackson Financial, Inc., 8.000%(g)	112,060	2,890,027

Total Financials		29,426,405

Government (0.29%)
Government Agencies (0.29%)
Farm Credit Bank of Texas, Series 4, 5Y US TI + 5.415%(a)(e)(g)	4,750,000	4,720,245
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(g)	3,980,000	4,062,656

Total Government		8,782,901

Utilities (0.15%)
Utilities (0.15%)
Duke Energy Corp., 5Y US TI + 3.388%(a)(g)	4,740,000	4,719,815

Total Utilities		4,719,815

TOTAL PREFERRED STOCK
(Cost $47,717,890)		48,368,541

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.18%)

Money Market Fund (1.18%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.21%	36,336,614	36,336,614

	7-Day Yield	Shares	Value (Note 2)
TOTAL SHORT TERM INVESTMENTS
(Cost $36,336,614)			$36,336,614

Value (Note 2)
TOTAL INVESTMENTS (99.85%)
(Cost $3,041,065,702)	$3,065,716,597

Other Assets In Excess Of Liabilities (0.15%)	4,466,416

NET ASSETS (100.00%)	$3,070,183,013

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
3M US L - 3 Month LIBOR as of July 31, 2024 was 5.50%
30D US SOFR - 30 Day SOFR as of July 31, 2024 was 5.34%
1D US SOFR - 1 Day SOFR as of July 31, 2024 was 5.38%
1M US SOFR - 1 Month SOFR as of July 31, 2024 was 5.34%
3M US SOFR - 3 Month SOFR as of July 31, 2024 was 5.24%
1Y US SOFR – 1 Year SOFR as of July 31, 2024 was 4.74%
1Y US TI - 1 Year US TI as of July 31, 2024 was 4.73%
5Y US TI - 5 Year US TI as of July 31, 2024 was 3.97%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2024.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, the aggregate market value of those securities was $379,540,697, representing 12.36% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund

STATEMENT OF INVESTMENTS

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (9.03%)

Aerospace & Defense (0.97%)
TransDigm, Inc.
3M US SOFR + 3.25%, 02/28/2031(a)	$2,204,598	$2,212,732

Automobiles Manufacturing (0.53%)
Adient US LLC, TL
1M US SOFR + 2.75%, 01/26/2031(a)	1,197,000	1,204,810

Casinos & Gaming (1.82%)
Caesars Entertainment, Inc.
1M US SOFR + 2.75%, 02/06/2031(a)	1,745,625	1,751,700
Light & Wonder International, Inc.
1M US SOFR + 2.75%, 04/14/2029(a)	2,393,981	2,413,432
Total Casinos & Gaming		4,165,132

Consumer Finance (0.53%)
Boost Newco Borrower LLC
1D US SOFR + 3.00%, 01/31/2031(a)	1,200,000	1,204,410

Entertainment Resources (1.01%)
Authentic Brands TL
1M US SOFR + 3.50%, 12/07/2030(a)	2,285,806	2,297,521

Financial Services (0.08%)
Jane Street Group LLC
1M US SOFR + 2.50%, 01/26/2028(a)	177,000	177,593

Food & Beverage (1.05%)
Chobani LLC
1M US SOFR + 3.75%, 10/25/2027(a)	2,388,000	2,401,433

Health Care Facilities & Services (0.13%)
Fortrea Holdings, Inc.
1M US SOFR + 3.75%, 07/01/2030(a)	292,281	293,596
	Principal Amount	Value (Note 2)
Industrials (0.82%)
Chart Industries, Inc.
1M US SOFR + 3.25%, 03/18/2030(a)	$1,100,000	$1,106,193
GFL Environmental 6/24
3M US SOFR + 2.00%, 06/27/2031(a)	757,000	760,369
Total Industrials		1,866,562

Medical Equipment & Devices Manufacturing (0.48%)
Medline Borrower LP
1M US SOFR + 2.50%, 10/23/2028(a)	1,097,250	1,101,913

Pipeline (0.53%)
Buckeye Partners LP
1M US SOFR + 2.50%, 11/22/2030(a)	1,200,000	1,202,388

Publishing & Broadcasting (0.26%)
Nexstar Media, Inc.
1M US SOFR + 2.50%, 09/18/2026(a)	590,437	593,150

Travel & Lodging (0.82%)
Carnival Corp.
1M US SOFR + 2.75%, 08/09/2027(a)	1,848,552	1,863,858

TOTAL BANK LOANS
(Cost $20,546,303)		20,585,098

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.50%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$9,313	$9,155
Series 2002-90, Class A1,
6.500%, 06/25/2042	47,994	49,097
Series 2008-8, Class FB,
30D US SOFR + 0.93%, 02/25/2038(a)	90,277	90,671
Series 2010-114, Class TC,
2.250%, 03/25/2037	316,021	286,942
Series 2011-110, Class BX,
4.000%, 10/25/2041	284,099	274,616
Series 2012-110, Class CA,
3.000%, 10/25/2042	98,013	89,204
Series 2012-39, Class NB,
4.000%, 04/25/2042	175,000	149,370

	Principal Amount	Value (Note 2)
Series 2013-29, Class JE,
1.250%, 04/25/2043	$164,813	$139,133
Series 2015-27, Class ME,
3.500%, 10/25/2044	128,000	118,539
Series 2019-14, Class CA,
3.500%, 04/25/2049	126,339	120,566
Series 2019-7, Class JA,
3.500%, 03/25/2049	104,333	100,046
Series 2019-74, Class LB,
3.000%, 10/25/2049	124,911	114,551
Series 2021-94, Class KU,
2.000%, 12/25/2051	148,253	120,476
		1,662,366
Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	11,391	11,878
Series 2002-2505, Class D,
5.500%, 09/15/2032	23,512	24,069
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	27,012	23,226
Series 2011-3965, Class ZA,
4.000%, 11/15/2041	276,157	265,620
Series 2012-4096, Class BY,
2.000%, 08/15/2042	85,000	66,113
Series 2012-4116, Class UC,
2.500%, 10/15/2042	103,000	74,999
Series 2012-4140, Class BW,
2.500%, 12/15/2042	100,000	77,835
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	21,502	19,017
Series 2016-4579, Class W,
6.513%, 01/15/2038(a)	62,239	64,990
Series 2016-4614, Class PB,
3.000%, 01/15/2046	219,329	201,491
Series 2018-4839, Class PZ,
4.000%, 11/15/2048	125,812	109,411
Series 2021-5142, Class PN,
1.000%, 09/25/2051	68,652	51,302
Series 2021-5151, Class LV,
1.500%, 09/25/2051	262,895	145,587
		1,135,538
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	9,981	9,774
Series 2011-139, Class KZ,
2.500%, 10/20/2041	48,123	41,756
Series 2011-141, Class GH,
3.000%, 10/16/2041	150,000	116,250
	Principal Amount	Value (Note 2)
Series 2011-H05, Class FB,
1M US SOFR + 0.61%, 12/20/2060(a)	$15,369	$15,345
Series 2011-H14, Class FC,
1M US SOFR + 0.61%, 05/20/2061(a)	23,620	23,590
Series 2012-137, Class EB,
2.000%, 11/20/2042	100,000	63,036
Series 2012-16, Class ND,
2.000%, 05/20/2039	158,529	147,161
Series 2012-41, Class TJ,
4.000%, 03/20/2042	187,933	171,187
Series 2012-H20, Class BA,
1M US SOFR + 0.67%, 09/20/2062(a)	10,645	10,500
Series 2012-H29, Class SA,
1M US SOFR + 0.62%, 10/20/2062(a)	24,772	24,727
Series 2013-28, Class DB,
3.000%, 02/20/2043	170,000	144,896
Series 2013-44, Class CE,
2.500%, 03/16/2043	105,656	88,271
Series 2013-9, Class KY,
3.000%, 01/20/2043	324,000	284,861
Series 2013-H07, Class GA,
1M US SOFR + 0.58%, 03/20/2063(a)	11,912	11,883
Series 2013-H10, Class FA,
1M US SOFR + 0.51%, 03/20/2063(a)	7,551	7,530
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	2,821	2,815
Series 2013-H23, Class FA,
1M US SOFR + 1.41%, 09/20/2063(a)	4,006	4,043
Series 2014-21, Class PB,
4.000%, 02/16/2044	150,000	134,792
Series 2014-H03, Class FA,
1M US SOFR + 0.71%, 01/20/2064(a)	5,586	5,585
Series 2015-3, Class ZD,
4.000%, 01/20/2045	182,670	172,023
Series 2015-31, Class B,
3.000%, 02/20/2045	100,000	89,058
Series 2015-43, Class DM,
2.500%, 03/20/2045	74,724	66,207
Series 2015-H10, Class JA,
2.250%, 04/20/2065	88,101	84,993
Series 2015-H29, Class FL,
1M US SOFR + 0.71%, 11/20/2065(a)	41,437	41,345

	Principal Amount	Value (Note 2)
Series 2016-167, Class AD,
2.500%, 03/20/2039	$242,727	$225,742
Series 2016-H09, Class FA,
1M US SOFR + 0.76%, 03/20/2066(a)	34,846	34,865
Series 2017-31, Class BY,
3.500%, 02/20/2047	131,000	94,882
Series 2017-H10, Class GZ,
4.496%, 04/20/2067(a)	245,720	232,996
Series 2017-H11, Class HZ,
4.511%, 04/20/2067(a)	138,533	130,478
Series 2017-H11, Class GZ,
4.588%, 04/20/2067(a)	139,225	131,722
Series 2017-H18, Class PZ,
2.000%, 04/20/2066	129,534	107,287
Series 2018-H01, Class JZ,
4.615%, 01/20/2068(a)	134,638	133,243
Series 2018-H01, Class HZ,
4.615%, 01/20/2068(a)	134,899	132,559
Series 2018-H03, Class HZ,
4.532%, 01/20/2068(a)	133,766	122,151
Series 2018-H07, Class FE,
1M US SOFR + 0.46%, 02/20/2068(a)	15,613	15,563
Series 2018-H07, Class JZ,
4.556%, 04/20/2068(a)	103,515	101,990
Series 2018-H07, Class HZ,
4.604%, 04/20/2068(a)	132,707	128,446
Series 2019-103, Class HY,
3.000%, 08/20/2049	104,493	72,730
Series 2019-31, Class JC,
3.500%, 03/20/2049	88,933	82,790
Series 2020-134, Class XB,
1.000%, 07/20/2048	125,000	70,711
Series 2020-153, Class GP,
0.500%, 10/20/2050	196,291	174,069
Series 2020-160, Class QD,
1.000%, 10/20/2050	162,034	79,979
Series 2020-H09, Class NF,
1M US SOFR + 1.36%, 04/20/2070(a)	44,665	45,199
Series 2020-H11, Class JZ,
4.161%, 05/20/2069(a)	170,424	141,603
Series 2020-H12, Class JZ,
4.174%, 08/20/2069(a)	118,201	100,876
Series 2020-H17, Class KZ,
3.613%, 09/20/2070(a)	450,587	349,027
Series 2020-H18, Class EY,
3.702%, 09/20/2070(a)	107,958	81,902
Series 2021-146, Class EH,
2.000%, 08/20/2051	113,536	65,867
	Principal Amount	Value (Note 2)
Series 2021-159, Class AL,
1.000%, 09/20/2051	$118,000	$54,991
Series 2021-215, Class TZ,
5.000%, 12/20/2051	139,200	121,179
Series 2021-225, Class EU,
2.000%, 12/20/2051	132,227	80,347
Series 2021-86, Class ML,
1.000%, 05/20/2051	136,000	57,071
Series 2021-H02, Class KB,
3.031%, 01/20/2071(a)	106,995	77,279
Series 2021-H02, Class PB,
4.647%, 05/20/2070(a)	101,928	98,217
Series 2021-H03, Class NY,
3.206%, 01/20/2071(a)	108,473	78,577
		5,185,966

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,542,970)		7,983,870

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.34%)

Fannie Mae-Aces
Series 2019-M17, Class X,
0.319%, 08/25/2034(a)(c)	23,010,311	346,733

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3,
2.117%, 06/25/2044(a)(c)	591,680	21,735
Series 2016-K059, Class X1,
0.295%, 09/25/2026(a)(c)	6,033,387	28,920
Series 2017-KW03, Class X1,
0.776%, 06/25/2027(a)(c)	27,870,548	489,619
Series 2019-K087, Class X1,
0.362%, 12/25/2028(a)(c)	29,308,085	407,028
Series 2019-K092, Class X1,
0.711%, 04/25/2029(a)(c)	16,448,549	466,372
Series 2019-K093, Class X1,
0.942%, 05/25/2029(a)(c)	6,028,472	220,810
Series 2019-K094, Class X1,
0.877%, 06/25/2029(a)(c)	14,338,690	514,364
Series 2020-K121, Class X1,
1.020%, 10/25/2030(a)(c)	2,452,325	120,865
Series 2020-K738, Class X1,
1.506%, 01/25/2027(a)(c)	12,413,695	351,077

	Principal Amount	Value (Note 2)
Series 2021-Q016, Class APT2,
1.480%, 05/25/2051(a)	$106,042	$96,231
		2,717,021

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $2,962,639)		3,063,754

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.66%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	18,232	18,759
7.500%, 08/01/2028	18,970	18,912
8.500%, 06/01/2027	1,793	1,786
Series 1999-,
8.000%, 04/01/2029	16,808	16,753
Series 2001-,
12.000%, 11/01/2030	50,302	51,622
Series 2002-,
6.000%, 12/01/2032	33,879	34,298
Series 2003-,
4.500%, 09/01/2028	26,121	25,897
4.750%, 09/01/2033	37,331	36,823
5.500%, 10/01/2033	18,605	18,445
5.500%, 12/01/2033	31,936	32,681
Series 2005-,
4.500%, 05/01/2035	17,919	17,723
6.500%, 01/01/2036	26,145	26,920
Series 2006-,
4.500%, 01/01/2036	27,390	26,928
6.000%, 03/01/2036	30,933	31,640
Series 2007-,
5.500%, 07/01/2037	10,760	10,782
6.000%, 07/01/2037	29,670	30,035
6.000%, 09/01/2037	26,264	26,863
6.500%, 11/01/2037	42,491	43,980
Series 2008-,
5.000%, 06/01/2037	16,566	16,191
5.500%, 04/01/2038	10,608	10,590
5.500%, 08/01/2038	20,703	20,598
6.500%, 07/01/2038	43,522	45,047
Series 2009-,
5.000%, 04/01/2039	38,264	37,953
Series 2010-,
4.000%, 05/01/2040	3,553	3,491
5.500%, 02/01/2038	40,709	40,678
Series 2011-,
4.500%, 05/01/2041	47,383	46,859
Series 2013-,
3.000%, 04/01/2043	87,700	80,378
	Principal Amount	Value (Note 2)
Series 2015-,
3.500%, 06/01/2045	$50,142	$48,240
5.000%, 07/01/2044	113,381	114,926
Series 2018-,
3.796%, 02/01/2048(a)	28,238	25,518
Series 2022-,
5.730%, 11/01/2032	1,500,000	1,596,733
		2,558,049
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	26,192	26,061
Series 2005-,
5.500%, 05/01/2035	15,622	15,461
Series 2006-,
4.500%, 01/01/2036	10,642	10,361
5.500%, 12/01/2034	22,693	22,778
6.000%, 05/01/2036	49,969	51,060
Series 2008-,
4.500%, 05/01/2038	54,578	53,722
6.000%, 08/01/2038	27,251	28,209
Series 2013-,
3.000%, 01/01/2033	43,015	40,994
Series 2014-,
3.500%, 10/01/2044	36,407	33,570
Series 2015-,
4.000%, 03/01/2044	27,691	26,651
		308,867
Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	42,807	40,062
4.500%, 01/01/2036	64,863	63,718
		103,780
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	43,564	44,490
Series 2010-,
5.000%, 05/15/2040	38,957	39,333
		83,823
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	39,453	38,066
6.000%, 11/20/2039	56,210	58,692
Series 2011-,
4.000%, 02/20/2041	30,936	29,402
4.000%, 05/20/2041	29,323	27,869
4.000%, 10/20/2041	13,338	12,677
Series 2012-,
3.500%, 01/20/2042	89,998	83,157
3.500%, 05/20/2042	90,192	83,323
Series 2013-,
3.500%, 03/20/2043	68,632	63,116

	Principal Amount	Value (Note 2)
5.500%, 11/20/2035	$71,717	$73,707
Series 2014-,
3.750%, 04/20/2044	66,827	62,566
4.000%, 05/20/2044	65,804	62,814
Series 2016-,
3.500%, 09/20/2046	16,250	14,773
Series 2021-,
4.000%, 05/20/2051	138,103	128,450
		738,612

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,850,587)		3,793,131

	Principal Amount	Value (Note 2)
CORPORATE BONDS (76.69%)

Advertising & Marketing (1.21%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	1,500,000	1,470,321
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027(d)	1,200,000	1,173,635
7.38%, 02/15/2031(d)	100,000	104,827
Total Advertising & Marketing		2,748,783

Aerospace & Defense (2.31%)
Boeing Co.
6.53%, 05/01/2034(d)	1,924,000	2,020,467
Bombardier, Inc.
7.00%, 06/01/2032(d)	1,000,000	1,023,716
L3Harris Technologies, Inc.
5.50%, 08/15/2054	560,000	557,024
RTX Corp.
6.40%, 03/15/2054	500,000	562,271
Spirit AeroSystems, Inc.
9.75%, 11/15/2030(d)	1,000,000	1,115,745
Total Aerospace & Defense		5,279,223

Airlines (2.28%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	592,849	585,955
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	1,000,606	1,017,442
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	1,190,334	1,140,739
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	1,886,047	1,909,768
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
9.50%, 06/01/2028(d)	600,000	537,550
Total Airlines		5,191,454
	Principal Amount	Value (Note 2)
Auto Parts Manufacturing (0.22%)
Adient Global Holdings, Ltd.
7.00%, 04/15/2028(d)	$500,000	$511,525

Automobiles Manufacturing (3.94%)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,000,000	975,258
5.85%, 05/17/2027	2,000,000	2,021,539
7.12%, 11/07/2033	1,000,000	1,068,364
7.35%, 03/06/2030	513,000	551,136
General Motors Financial Co., Inc.
6.10%, 01/07/2034	1,000,000	1,030,629
1D US SOFR + 0.62%, 10/15/2024(a)	350,000	350,238
SOFRINDX + 1.30%, 04/07/2025(a)(e)	1,300,000	1,307,646
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028(d)	1,600,000	1,683,374
Total Automobiles Manufacturing		8,988,184

Banks (6.88%)
AIB Group PLC
1D US SOFR + 1.91%, 03/28/2035(a)(d)	1,700,000	1,743,174
Citizens Bank NA
1D US SOFR + 1.45%, 10/24/2025(a)	2,477,000	2,471,434
Citizens Financial Group, Inc.
1D US SOFR + 1.91%, 07/23/2032(a)	570,000	577,243
1D US SOFR + 2.33%, 04/25/2035(a)	540,000	575,661
Comerica, Inc.
1D US SOFR + 2.155%, 01/30/2030(a)	500,000	501,383
Danske Bank A/S
1Y US TI + 1.35%, 09/11/2026(a)(d)	3,400,000	3,261,997
Discover Bank
5Y US S + 1.73%, 08/09/2028(a)	1,253,000	1,257,309
Fifth Third Bancorp
1D US SOFR + 1.66%, 04/25/2033(a)	550,000	512,601
Huntington National Bank
5.65%, 01/10/2030	560,000	573,341
Intesa Sanpaolo SpA
1Y US TI + 2.75%, 06/01/2042(a)(d)	527,000	408,924
1Y US TI + 3.90%, 06/20/2054(a)(d)	575,000	618,273

	Principal Amount	Value (Note 2)
M&T Bank Corp.
1D US SOFR + 2.80%, 10/30/2029(a)	$500,000	$537,576
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	2,424,000	2,167,513
Truist Financial Corp.
1D US SOFR + 2.361%, 06/08/2034(a)	500,000	516,202
Total Banks		15,722,631

Biotechnology (0.48%)
Amgen, Inc.
5.25%, 03/02/2033	550,000	559,227
5.75%, 03/02/2063	535,000	539,021
Total Biotechnology		1,098,248

Cable & Satellite (2.07%)
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38%, 09/01/2029(d)	1,600,000	1,558,863
Cox Communications, Inc.
5.70%, 06/15/2033(d)	1,000,000	1,017,950
Directv Financing LLC
8.88%, 02/01/2030(d)	500,000	501,095
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	1,700,000	1,646,277
Total Cable & Satellite		4,724,185

Casinos & Gaming (2.23%)
Caesars Entertainment, Inc.
7.00%, 02/15/2030(d)	1,500,000	1,548,308
Penn Entertainment, Inc.
5.63%, 01/15/2027(d)	2,484,000	2,425,840
Station Casinos LLC
6.63%, 03/15/2032(d)	1,100,000	1,110,958
Total Casinos & Gaming		5,085,106

Chemicals (0.51%)
Avient Corp.
5.75%, 05/15/2025(d)	1,162,000	1,160,330

Consumer Finance (2.14%)
Ally Financial, Inc.
8.00%, 11/01/2031	1,250,000	1,407,781
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	1,066,000	1,123,455
Capital One Financial Corp.
1D US SOFR + 1.99%, 07/26/2035(a)	1,126,000	1,142,740
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(e)	565,000	651,119
Synchrony Financial
7.25%, 02/02/2033	555,000	567,935
Total Consumer Finance		4,893,030
	Principal Amount	Value (Note 2)
Consumer Services (0.99%)
Brink’s Co.
6.50%, 06/15/2029(d)	$1,100,000	$1,121,983
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(d)	1,150,000	1,132,877
Total Consumer Services		2,254,860

Containers & Packaging (0.87%)
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027(d)	1,000,000	1,001,840
7.25%, 05/15/2031(d)	1,000,000	990,694
Total Containers & Packaging		1,992,534

Department Stores (1.10%)
Macy’s Retail Holdings LLC
6.13%, 03/15/2032(d)	1,200,000	1,146,286
NMG Holding Co. Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026(d)	1,350,000	1,356,970
Total Department Stores		2,503,256

Diversified Banks (0.37%)
Bank of America Corp.
1D US SOFR + 1.91%, 04/25/2034(a)	445,000	449,358
JPMorgan Chase & Co.
1D US SOFR + 1.62%, 01/23/2035(a)	389,000	395,302
Total Diversified Banks		844,660

Electrical Equipment Manufacturing (0.74%)
Sensata Technologies, Inc.
6.63%, 07/15/2032(d)	500,000	506,876
Vontier Corp.
2.40%, 04/01/2028	1,300,000	1,179,353
Total Electrical Equipment Manufacturing		1,686,229

Entertainment Content (0.48%)
Paramount Global
4.20%, 05/19/2032	1,293,000	1,103,246

Entertainment Resources (1.18%)
Six Flags Entertainment Corp.
7.25%, 05/15/2031(d)	2,600,000	2,682,079

Exploration & Production (5.50%)
Baytex Energy Corp.
7.38%, 03/15/2032(d)	100,000	102,184
8.50%, 04/30/2030(d)	1,000,000	1,056,149
Civitas Resources, Inc.
8.75%, 07/01/2031(d)	1,600,000	1,722,605
Coterra Energy, Inc.
5.60%, 03/15/2034	1,197,000	1,219,128

	Principal Amount	Value (Note 2)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	$1,506,000	$1,508,747
Occidental Petroleum Corp.
5.55%, 10/01/2034	171,000	172,043
6.05%, 10/01/2054	171,000	172,024
6.20%, 03/15/2040	550,000	565,847
7.88%, 09/15/2031	1,800,000	2,061,235
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	500,000	504,387
Range Resources Corp.
8.25%, 01/15/2029	1,400,000	1,455,301
SM Energy Co.
6.75%, 08/01/2029(d)	1,000,000	1,007,254
7.00%, 08/01/2032(d)	1,000,000	1,011,465
Total Exploration & Production		12,558,369

Financial Services (4.53%)
Charles Schwab Corp.
1D US SOFR + 2.50%, 05/19/2034(a)	1,580,000	1,639,728
SOFRINDX + 1.05%, 03/03/2027(a)(e)	1,727,000	1,739,063
Jane Street Group / JSG Finance, Inc.
7.13%, 04/30/2031(d)	1,000,000	1,037,905
Morgan Stanley
1D US SOFR + 2.05%, 11/01/2034(a)	406,000	447,815
5Y US TI + 1.80%, 02/07/2039(a)	558,000	567,818
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	3,225,000	3,466,110
1Y US TI + 2.00%, 09/22/2034(a)(d)	1,320,000	1,405,420
Total Financial Services		10,303,859

Food & Beverage (1.54%)
B&G Foods, Inc.
8.00%, 09/15/2028(d)	1,000,000	1,020,903
CONAGRA BRANDS CAG 4.85 11/01/28
4.85%, 11/01/2028	399,000	398,921
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
6.75%, 03/15/2034(d)	244,000	261,268
7.25%, 11/15/2053(d)	243,000	268,398
Pilgrim’s Pride Corp.
6.25%, 07/01/2033	1,050,000	1,088,616
6.88%, 05/15/2034	436,000	471,754
Total Food & Beverage		3,509,860

Health Care Facilities & Services (1.18%)
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032(d)	500,000	515,783
	Principal Amount	Value (Note 2)
Fortrea Holdings, Inc.
7.50%, 07/01/2030(d)	$1,100,000	$1,117,140
Star Parent, Inc.
9.00%, 10/01/2030(d)	1,000,000	1,068,404
Total Health Care Facilities & Services		2,701,327

Home Improvement (0.45%)
Masterbrand, Inc.
7.00%, 07/15/2032(d)	1,000,000	1,028,106

Homebuilders (1.28%)
Beazer Homes USA, Inc.
7.50%, 03/15/2031(d)	1,100,000	1,117,600
Forestar Group, Inc.
3.85%, 05/15/2026(d)	1,850,000	1,790,441
Total Homebuilders		2,908,041

Industrial Other (0.78%)
Brand Industrial Services, Inc.
10.38%, 08/01/2030(d)	500,000	549,688
Element Fleet Management Corp.
6.27%, 06/26/2026(d)	1,200,000	1,222,561
Total Industrial Other		1,772,249

Leisure Products Manufacturing (0.91%)
Amer Sports Co.
6.75%, 02/16/2031(d)	1,100,000	1,094,862
Hasbro, Inc.
6.05%, 05/14/2034	409,000	418,252
Polaris, Inc.
6.95%, 03/15/2029	539,000	572,931
Total Leisure Products Manufacturing		2,086,045

Medical Equipment & Devices Manufacturing (0.38%)
Solventum Corp.
5.90%, 04/30/2054(d)	321,000	315,593
6.00%, 05/15/2064(d)	570,000	556,478
Total Medical Equipment & Devices Manufacturing		872,071

Oil & Gas Services & Equipment (2.00%)
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030(d)	1,000,000	1,065,170
Seadrill Finance, Ltd.
8.38%, 08/01/2030(d)	1,000,000	1,054,741
Transocean Titan Financing, Ltd.
8.38%, 02/01/2028(d)	1,350,000	1,405,036
Transocean, Inc.
8.50%, 05/15/2031(d)	1,000,000	1,024,332
Total Oil & Gas Services & Equipment		4,549,279

Pharmaceuticals (1.77%)
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	550,000	563,525

	Principal Amount	Value (Note 2)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(d)	$2,500,000	$2,302,479
7.88%, 05/15/2034(d)	1,100,000	1,143,726
Total Pharmaceuticals		4,009,730

Pipeline (6.23%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	1,100,000	1,130,711
Buckeye Partners LP
4.35%, 10/15/2024	110,000	109,708
4.50%, 03/01/2028(d)	1,698,000	1,620,905
6.88%, 07/01/2029(d)	746,000	758,337
EnLink Midstream LLC
5.63%, 01/15/2028(d)	252,000	253,071
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	2,321,000	1,982,386
4.32%, 12/30/2039(d)	1,733,000	1,327,969
Genesis Energy LP / Genesis Energy Finance Corp.
7.88%, 05/15/2032	550,000	561,972
8.00%, 01/15/2027	1,075,000	1,100,072
8.25%, 01/15/2029	1,750,000	1,821,776
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	1,000,000	1,027,879
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029	1,800,000	1,849,224
Venture Global LNG, Inc.
7.00%, 01/15/2030(d)	100,000	101,107
9.88%, 02/01/2032(d)	500,000	555,356
Total Pipeline		14,200,473

Power Generation (1.28%)
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	1,325,000	1,313,994
7.75%, 10/15/2031(d)	1,500,000	1,586,070
Total Power Generation		2,900,064

Publishing & Broadcasting (3.11%)
Gray Television, Inc.
5.38%, 11/15/2031(d)	1,050,000	685,563
7.00%, 05/15/2027(d)	850,000	823,657
10.50%, 07/15/2029(d)	1,550,000	1,618,823
Nexstar Media, Inc.
5.63%, 07/15/2027(d)	2,000,000	1,941,499
Scripps Escrow, Inc.
5.88%, 07/15/2027(d)	2,900,000	2,019,299
Total Publishing & Broadcasting		7,088,841

Real Estate (4.08%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	2,446,000	2,130,861
	Principal Amount	Value (Note 2)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	$1,374,000	$1,377,846
8.88%, 09/01/2031(d)	250,000	269,103
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	3,334,000	2,852,524
Public Storage Operating Co.
SOFRINDX + 0.70%, 04/16/2027(a)(e)	2,000,000	2,006,917
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	656,000	650,191
Total Real Estate		9,287,442

Refining & Marketing (0.68%)
Sunoco LP
7.00%, 05/01/2029(d)	1,000,000	1,029,952
7.25%, 05/01/2032(d)	500,000	520,089
Total Refining & Marketing		1,550,041

Restaurants (0.96%)
Brinker International, Inc.
8.25%, 07/15/2030(d)	1,050,000	1,107,350
Raising Cane’s Restaurants LLC
9.38%, 05/01/2029(d)	1,000,000	1,080,813
Total Restaurants		2,188,163

Retail - Consumer Discretionary (0.17%)
ERAC USA Finance LLC
5.20%, 10/30/2034(d)	379,000	384,836

Semiconductors (0.25%)
Broadcom, Inc.
3.47%, 04/15/2034(d)	651,000	568,852

Software & Services (1.53%)
Amentum Escrow Corp.
7.25%, 08/01/2032(d)	250,000	255,640
Cloud Software Group, Inc.
6.50%, 03/31/2029(d)	2,250,000	2,194,734
8.25%, 06/30/2032(d)	1,000,000	1,038,128
Total Software & Services		3,488,502

Supermarkets & Pharmacies (0.93%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	2,100,000	2,131,968

Travel & Lodging (3.15%)
Carnival Corp.
6.00%, 05/01/2029(d)	600,000	598,917
7.00%, 08/15/2029(d)	500,000	521,862
NCL Corp., Ltd.
8.13%, 01/15/2029(d)	1,000,000	1,063,711

	Principal Amount	Value (Note 2)
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033(d)	$500,000	$503,902
6.25%, 03/15/2032(d)	2,189,000	2,233,701
8.25%, 01/15/2029(d)	1,100,000	1,164,392
Viking Cruises, Ltd.
9.13%, 07/15/2031(d)	1,000,000	1,091,072
Total Travel & Lodging		7,177,557

Utilities (3.12%)
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028(d)	800,000	838,029
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.17%, 04/30/2043(a)	2,687,000	2,690,917
Sempra
5Y US TI + 2.868%, 04/01/2052(a)	2,725,000	2,527,989
Talen Energy
8.63%, 06/01/2030(d)	1,000,000	1,078,254
Total Utilities		7,135,189

Waste & Environment Services & Equipment (0.88%)
Wrangler Holdco Corp.
6.63%, 04/01/2032(d)	2,000,000	2,008,920

TOTAL CORPORATE BONDS
(Cost $172,498,133)		174,879,347

	Shares	(Note 2)
EXCHANGE TRADED FUNDS (1.45%)

Utilities (1.45%)
Utilities (1.45%)
Invesco Senior Loan ETF	157,290	3,303,090

Total Utilities		3,303,090

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,321,965)		3,303,090

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (6.07%)

U.S. Treasury Bonds (6.07%)
United States Treasury Bonds
4.25%, 02/15/2054	2,440,000	2,400,159
4.38%, 05/15/2034	2,540,000	2,605,286
4.50%, 02/15/2044	1,855,000	1,874,130
4.63%, 05/15/2044	1,102,000	1,131,875
4.63%, 05/15/2054	4,878,000	5,108,942
United States Treasury Notes
4.88%, 05/31/2026	722,000	728,755
Total U.S. Treasury Bonds		13,849,147
	Principal Amount	Value (Note 2)
TOTAL GOVERNMENT BONDS
(Cost $13,569,712)		$13,849,147

	Shares	Value (Note 2)
PREFERRED STOCK (1.56%)

Financials (1.12%)
Banks (0.13%)
Bank of Hawaii., 8.000%(f)	11,359	294,312

Consumer Finance (0.59%)
American Express Co., 3.550%(f)	1,290,000	1,207,728
Synchrony Financial, 5Y US TI + 4.044%(a)(f)	5,760	146,938
		1,354,666

Financial Services (0.23%)
Charles Schwab Corp., Series G, 5Y US TI + 4.971%(a)(f)	538,000	533,049

Life Insurance (0.17%)
Jackson Financial, Inc., 8.000%(f)	14,620	377,050

Total Financials		2,559,077

Utilities (0.44%)
Utilities (0.44%)
Duke Energy Corp., 5Y US TI + 3.388%(a)(f)	1,000,000	995,742

Total Utilities		995,742

TOTAL PREFERRED STOCK
(Cost $3,440,463)		3,554,819

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.31%)

Money Market Fund (0.31%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.21%	701,720	701,720

TOTAL SHORT TERM INVESTMENTS
(Cost $701,720)			701,720

	7-Day Yield	Shares	Value (Note 2)
TOTAL INVESTMENTS (101.61%)
(Cost $228,434,492)			$231,713,976

Liabilities In Excess Of Other Assets (-1.61%)			(3,675,089)

NET ASSETS (100.00%)			$228,038,887

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
30D US SOFR - 30 Day SOFR as of July 31, 2024 was 5.34%
1D US SOFR - 1 Day SOFR as of July 31, 2024 was 5.38%
1M US SOFR - 1 Month SOFR as of July 31, 2024 was 5.34%
3M US SOFR - 3 Month SOFR as of July 31, 2024 was 5.24%
1Y US TI - 1 Year US TI as of July 31, 2024 was 4.73%
5Y US TI - 5 Year US TI as of July 31, 2024 was 3.97%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, the aggregate market value of those securities was $117,785,028, representing 51.65% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

July 31, 2024 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.15%)

Pipeline (0.15%)
Buckeye Partners LP
1M US SOFR + 2.50%, 11/22/2030(a)	$21,000	$21,042

TOTAL BANK LOANS
(Cost $21,050)		21,042

	Shares	Value (Note 2)
COMMON STOCKS (65.42%)

Communications (5.10%)
Media (4.21%)
Alphabet, Inc., Class A	1,645	282,184
Meta Platforms, Inc., Class A	387	183,759
Walt Disney Co.	1,134	106,244
		572,187

Telecommunications (0.89%)
AT&T, Inc.	6,285	120,986

Total Communications		693,173

Consumer Discretionary (7.09%)
Consumer Discretionary Products (0.67%)
NIKE, Inc., Class B	1,215	90,955

Consumer Discretionary Services (2.16%)
Carnival Corp.(b)	5,120	85,299
Marriott International, Inc., Class A	419	95,239
McDonald's Corp.	427	113,326
		293,864

Retail & Whsle - Discretionary (4.26%)
Amazon.com, Inc.(b)	1,770	330,955
Lowe's Cos., Inc.	511	125,456
Lululemon Athletica, Inc.(b)	105	27,159
O'Reilly Automotive, Inc.(b)	85	95,739
		579,309

Total Consumer Discretionary		964,128

Consumer Staples (4.40%)
Consumer Staple Products (0.71%)
Campbell Soup Co.	2,055	96,297
	Shares	Value (Note 2)
Retail & Wholesale - Staples (3.69%)
Costco Wholesale Corp.	219	$180,018
ITOCHU Corp., ADR	715	73,145
Target Corp.	401	60,314
Walmart, Inc.	2,745	188,417
		501,894

Total Consumer Staples		598,191

Energy (3.58%)
Oil & Gas (3.58%)
Baker Hughes Co.	2,135	82,667
BP PLC, Sponsored ADR	2,055	72,726
ConocoPhillips	1,655	184,036
Enbridge, Inc.	3,962	148,258
		487,687

Total Energy		487,687

Financials (8.04%)
Banking (3.02%)
JPMorgan Chase & Co.	1,455	309,624
Wells Fargo & Co.	1,695	100,581
		410,205
Financial Services (5.02%)
American Express Co.	730	184,720
Blackstone, Inc.	325	46,199
Goldman Sachs Group, Inc.	235	119,622
Intercontinental Exchange, Inc.	1,088	164,897
Mastercard, Inc., Class A	361	167,399
		682,837

Total Financials		1,093,042

Health Care (8.14%)
Health Care (8.14%)
Amgen, Inc.	425	141,300
Boston Scientific Corp.(b)	1,560	115,253
HCA Healthcare, Inc.	510	185,156
IQVIA Holdings, Inc.(b)	450	110,804
Thermo Fisher Scientific, Inc.	284	174,188
UnitedHealth Group, Inc.	399	229,887
Vertex Pharmaceuticals, Inc.(b)	302	149,707
		1,106,295

Total Health Care		1,106,295

Industrials (7.82%)
Industrial Products (5.78%)
Caterpillar, Inc.	509	176,216
Deere & Co.	265	98,575
Lockheed Martin Corp.	293	158,783
Schneider Electric SE, ADR	2,780	133,885
TE Connectivity, Ltd.	625	96,456

	Shares	Value (Note 2)
Trane Technologies PLC	365	$122,012
		785,927

Industrial Services (2.04%)
Old Dominion Freight Line, Inc.	683	143,553
Waste Management, Inc.	660	133,756
		277,309

Total Industrials		1,063,236

Materials (1.66%)
Materials (1.66%)
Freeport-McMoRan, Inc.	1,455	66,072
Linde PLC	265	120,178
Norsk Hydro ASA, ADR	7,165	39,551
		225,801

Total Materials		225,801

Real Estate (1.36%)
Real Estate (1.36%)
Equity LifeStyle Properties, Inc.	1,521	104,462
Prologis, Inc.	640	80,672
		185,134

Total Real Estate		185,134

Technology (17.13%)
Software & Tech Services (5.97%)
Adobe, Inc.(b)	192	105,917
International Business Machines Corp.	570	109,520
Microsoft Corp.	839	350,995
Salesforce, Inc.	305	78,934
Synopsys, Inc.(b)	298	166,379
		811,745

Tech Hardware & Semiconductors (11.16%)
Apple, Inc.	2,732	606,722
Intel Corp.	2,560	78,694
Motorola Solutions, Inc.	290	115,686
NVIDIA Corp.	3,355	392,601
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,301	215,706
Texas Instruments, Inc.	523	106,593
		1,516,002

Total Technology		2,327,747

Utilities (1.10%)
Utilities (1.10%)
PPL Corp.	5,025	149,343

Total Utilities		149,343
	Shares	Value (Note 2)
TOTAL COMMON STOCKS
(Cost $5,657,338)		$8,893,777

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (6.71%)

Fannie Mae
Series 1997-10, Class FA,
30D US SOFR + 0.71%, 03/18/2027(a)	$1,584	$1,583
Series 1997-42, Class PK,
4.500%, 07/18/2027	3,341	3,275
Series 2002-21, Class FD,
30D US SOFR + 1.01%, 04/25/2032(a)	3,786	3,801
Series 2002-22, Class GC,
6.500%, 04/25/2032	5,484	5,688
Series 2002-58, Class PG,
6.000%, 09/25/2032	13,904	14,366
Series 2002-58, Class FG,
30D US SOFR + 1.11%, 08/25/2032(a)	4,929	4,982
Series 2003-117, Class KB,
6.000%, 12/25/2033	11,603	12,026
Series 2003-87, Class SL,
8.98% - 30D US SOFR, 07/25/2033(a)	26,757	26,326
Series 2004-60, Class JC,
5.500%, 04/25/2034	14,699	15,062
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	91,726
Series 2007-104, Class ZE,
6.000%, 08/25/2037	13,614	14,076
Series 2007-22, Class A,
5.500%, 03/25/2037	6,331	6,559
Series 2007-55, Class PH,
6.000%, 06/25/2047	17,593	18,608
Series 2007-76, Class ZG,
6.000%, 08/25/2037	122,479	126,535
Series 2008-1, Class LF,
30D US SOFR + 0.81%, 05/25/2037(a)	15,000	15,004
Series 2008-22, Class DB,
5.000%, 04/25/2048	12,945	12,761
Series 2009-12, Class LC,
7.911%, 06/25/2037(a)	11,526	12,321
Series 2009-51, Class BZ,
4.500%, 07/25/2039	18,681	18,401
Series 2010-61, Class WA,
5.998%, 06/25/2040(a)	10,834	10,990

	Principal Amount	Value (Note 2)
Series 2010-98, Class BH,
5.500%, 09/25/2040	$6,342	$6,437
Series 2012-153, Class B,
7.000%, 07/25/2042	5,996	6,531
Series 2012-64, Class NA,
3.000%, 08/25/2041	306	304
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	13,887
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	30,302
Series 2014-21, Class MA,
2.000%, 09/25/2041	8,198	7,707
		479,258
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	29	29
Series 1999-2123, Class L,
6.500%, 01/15/2029	12,387	12,535
Series 2002-2538, Class FB,
30D US SOFR + 0.51%, 12/15/2032(a)	1,656	1,654
Series 2003-2696, Class DG,
5.500%, 10/15/2033	8,479	8,732
Series 2005-2977, Class AT,
4.500%, 05/15/2025	758	753
Series 2005-2993, Class TF,
30D US SOFR + 0.46%, 06/15/2025(a)	336	336
Series 2006-3174, Class LF,
30D US SOFR + 0.46%, 05/15/2036(a)	4,803	4,772
Series 2006-3239, Class EF,
30D US SOFR + 0.46%, 11/15/2036(a)	6,952	6,855
Series 2007-3298, Class Z,
6.000%, 04/15/2037	20,926	21,657
Series 2008-3409, Class DB,
6.000%, 01/15/2038	14,662	15,385
Series 2009-3572, Class KT,
4.500%, 09/15/2039	13,230	13,152
Series 2010-3645, Class WD,
4.500%, 02/15/2040	26,000	25,430
Series 2010-3699, Class LC,
4.000%, 03/15/2040	8,713	8,568
Series 2010-3721, Class FB,
30D US SOFR + 0.61%, 09/15/2040(a)	8,659	8,588
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	23,941
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	21,722	21,135
	Principal Amount	Value (Note 2)
Series 2011-3954, Class PG,
2.500%, 07/15/2041	$17,456	$16,498
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	23,816
Series 2012-4032, Class AD,
2.000%, 10/15/2041	6,534	6,256
Series 2012-4043, Class PB,
1.500%, 05/15/2027	5,905	5,670
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	11,484	10,300
Series 2015-4498, Class JA,
2.500%, 04/15/2037	24,971	23,099
		259,161
Ginnie Mae
Series 2003-52, Class AP,
–%, 06/16/2033(c)	8,438	7,255
Series 2004-86, Class C,
5.500%, 10/20/2034	12,705	12,790
Series 2005-91, Class PD,
5.500%, 12/20/2035	8,125	8,250
Series 2007-70, Class FC,
1M US SOFR + 0.58%, 11/20/2037(a)	13,500	13,462
Series 2008-2, Class PC,
4.750%, 01/20/2038	6,002	5,933
Series 2008-46, Class FA,
1M US SOFR + 0.714%, 05/20/2038(a)	5,868	5,867
Series 2008-60, Class JP,
5.500%, 07/20/2038	42,978	43,219
Series 2009-104, Class KA,
4.500%, 08/16/2039	875	872
Series 2012-39, Class GA,
3.000%, 10/16/2040	5,545	5,317
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	42,974
Series 2013-98, Class DM,
3.500%, 07/20/2042	1,640	1,626
Series 2015-91, Class NE,
3.000%, 10/20/2044	1,566	1,544
Series 2019-152, Class LC,
3.500%, 10/20/2049	2,332	2,142
Series 2019-162, Class GA,
3.000%, 10/20/2049	2,148	2,070
Series 2020-167, Class EC,
1.000%, 02/20/2049	6,330	5,022
Series 2020-5, Class LC,
3.500%, 10/20/2049	2,571	2,387
Series 2021-76, Class ND,
1.250%, 08/20/2050	7,540	5,927

	Principal Amount	Value (Note 2)
Series 2023-57, Class CV,
5.000%, 04/20/2034	$7,118	$7,147
		173,804

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $999,091)		912,223

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (6.55%)

Fannie Mae Pool
Series 2004-,
5.500%, 08/01/2034	22,595	22,565
5.500%, 11/01/2034	35,608	35,235
Series 2005-,
7.731%, 06/15/2034	9,636	10,101
Series 2007-,
5.500%, 08/01/2037	25,243	25,115
1Y US TI + 2.41%, 10/01/2035(a)	16,510	16,657
Series 2008-,
5.500%, 03/01/2038	30,190	30,636
5.500%, 05/01/2038	26,575	26,946
Series 2009-,
5.500%, 11/01/2039	26,546	26,485
Series 2012-AM0762,
3.290%, 09/01/2032	7,719	7,207
Series 2012-AM1671,
2.100%, 12/01/2027	19,512	18,689
Series 2014-,
3.500%, 11/01/2033	22,625	21,700
Series 2015-AM8645,
2.690%, 05/01/2027	19,993	19,126
Series 2015-AM8674,
2.810%, 04/01/2025	60,000	58,885
Series 2016-,
2.390%, 06/01/2025	70,734	68,964
Series 2017-,
3.000%, 10/01/2027	3,466	3,336
Series 2017-AN6670,
3.210%, 09/01/2027	28,129	26,986
Series 2020-,
1.400%, 11/01/2032	55,000	43,768
		462,401
Freddie Mac Gold Pool
Series 2012-,
3.000%, 05/01/2032	23,782	22,743
	Principal Amount	Value (Note 2)
Freddie Mac Pool
Series 2023-,
4.750%, 01/01/2033	$69,050	$68,966

Ginnie Mae II Pool
Series 2009-,
5.000%, 10/20/2039	10,710	10,745
5.500%, 02/20/2039	20,017	20,137
Series 2010-,
4.000%, 12/20/2040	21,562	20,494
4.500%, 04/20/2040	97,552	95,213
4.500%, 08/20/2040	19,964	19,485
Series 2011-,
5.000%, 04/20/2041	24,256	24,335
Series 2012-,
3.500%, 05/20/2042	34,852	31,819
4.000%, 08/20/2042	58,243	55,247
Series 2022-,
3.000%, 12/20/2044	8,870	7,820
Series 2023-,
6.500%, 10/20/2053	49,753	51,305
		336,600
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $925,631)		890,710

	Principal Amount	Value (Note 2)
CORPORATE BONDS (10.48%)

Aerospace & Defense (0.74%)
Boeing Co.
2.20%, 02/04/2026	18,000	17,136
6.53%, 05/01/2034(d)	34,000	35,705
L3Harris Technologies, Inc.
5.40%, 07/31/2033	16,000	16,305
RTX Corp.
6.10%, 03/15/2034	29,000	31,267
Total Aerospace & Defense		100,413

Airlines (0.48%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	39,184	38,728
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(d)	13,181	13,403
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(d)	4,910	4,705
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	8,815	8,926
Total Airlines		65,762

	Principal Amount	Value (Note 2)
Automobiles Manufacturing (0.60%)
Ford Motor Credit Co. LLC
6.80%, 05/12/2028	$42,000	$43,817
General Motors Financial Co., Inc.
6.10%, 01/07/2034	36,000	37,103
Total Automobiles Manufacturing		80,920

Banks (0.47%)
Goldman Sachs Bank USA
1D US SOFR + 0.777%, 03/18/2027(a)	10,000	10,042
Intesa Sanpaolo SpA
1Y US TI + 3.90%, 06/20/2054(a)(d)	15,000	16,129
Truist Financial Corp.
1D US SOFR + 2.36%, 06/08/2034(a)	20,000	20,648
Wells Fargo & Co.
1D US SOFR + 2.02%, 04/24/2034(a)	17,000	17,205
Total Banks		64,024

Biotechnology (0.53%)
Amgen, Inc.
5.25%, 03/02/2033	42,000	42,705
5.51%, 03/02/2026	13,000	13,000
Royalty Pharma PLC
5.90%, 09/02/2054	17,000	16,925
Total Biotechnology		72,630

Cable & Satellite (0.22%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 06/01/2033(d)	22,000	18,096
Sirius XM Radio, Inc.
5.00%, 08/01/2027(d)	12,000	11,621
Total Cable & Satellite		29,717

Casinos & Gaming (0.11%)
Caesars Entertainment, Inc.
8.13%, 07/01/2027(d)	14,000	14,309

Chemicals (0.07%)
Avient Corp.
5.75%, 05/15/2025(d)	10,000	9,986

Consumer Finance (0.47%)
Boost Newco Borrower LLC
7.50%, 01/15/2031(d)	19,000	20,025
Discover Financial Services
SOFRINDX + 3.37%, 11/02/2034(a)(e)	38,000	43,792
Total Consumer Finance		63,817
	Principal Amount	Value (Note 2)
Diversified Banks (0.54%)
Bank of America Corp.
1D US SOFR + 1.91%, 04/25/2034(a)	$26,000	$26,255
5Y US TI + 1.20%, 09/21/2036(a)	21,000	17,238
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	12,000	12,227
1D US SOFR + 1.62%, 01/23/2035(a)	17,000	17,275
Total Diversified Banks		72,995

Entertainment Resources (0.08%)
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
6.63%, 05/01/2032(d)	11,000	11,302

Exploration & Production (0.54%)
Coterra Energy, Inc.
5.60%, 03/15/2034	22,000	22,407
Occidental Petroleum Corp.
6.20%, 03/15/2040	21,000	21,605
7.88%, 09/15/2031	27,000	30,919
Total Exploration & Production		74,931

Financial Services (1.14%)
Charles Schwab Corp.
1D US SOFR + 2.50%, 05/19/2034(a)	20,000	20,756
SOFRINDX + 1.05%, 03/03/2027(a)(e)	28,000	28,196
Goldman Sachs Group, Inc.
1D US SOFR + 1.552%, 04/25/2035(a)	10,000	10,454
Morgan Stanley
1D US SOFR + 2.05%, 11/01/2034(a)	26,000	28,678
UBS Group AG
1D US SOFR + 3.92%, 08/12/2033(a)(d)	52,000	55,887
1Y US TI + 1.80%, 09/22/2029(a)(d)	7,000	7,314
1Y US TI + 2.00%, 09/22/2034(a)(d)	5,000	5,324
Total Financial Services		156,609

Food & Beverage (0.51%)
J M Smucker Co.
6.20%, 11/15/2033	14,000	15,114
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co Sarl
6.75%, 03/15/2034(d)	10,000	10,707
7.25%, 11/15/2053(d)	9,000	9,941
JDE Peet's NV
0.80%, 09/24/2024(d)	16,000	15,863
Pilgrim's Pride Corp.
6.88%, 05/15/2034	16,000	17,312
Total Food & Beverage		68,937

	Principal Amount	Value (Note 2)
Health Care Facilities & Services (0.38%)
Cardinal Health, Inc.
5.45%, 02/15/2034	$21,000	$21,513
HCA, Inc.
5.50%, 06/01/2033	30,000	30,377
Total Health Care Facilities & Services		51,890

Industrial Other (0.24%)
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	13,000	13,292
Quanta Services, Inc.
0.95%, 10/01/2024	19,000	18,825
Total Industrial Other		32,117

Integrated Oils (0.07%)
TotalEnergies Capital SA
5.15%, 04/05/2034	9,000	9,207

Life Insurance (0.10%)
Prudential Financial, Inc.
3M US L + 3.031%, 05/15/2045(a)	14,000	13,856

Manufactured Goods (0.09%)
Chart Industries, Inc.
7.50%, 01/01/2030(d)	12,000	12,499

Medical Equipment & Devices Manufacturing (0.16%)
Solventum Corp.
5.45%, 03/13/2031(d)	21,000	21,192

Pharmaceuticals (0.22%)
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	20,000	20,492
Pfizer Investment Enterprises Pte, Ltd.
4.75%, 05/19/2033	10,000	9,972
Total Pharmaceuticals		30,464

Pipeline (0.86%)
Buckeye Partners LP
6.88%, 07/01/2029(d)	30,000	30,496
Energy Transfer LP
5.60%, 09/01/2034	2,000	2,031
6.05%, 09/01/2054	2,000	2,006
7.38%, 02/01/2031(d)	20,000	21,135
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(d)	31,000	26,477
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	34,000	34,364
Total Pipeline		116,509
	Principal Amount	Value (Note 2)
Power Generation (0.39%)
Vistra Operations Co. LLC
5.50%, 09/01/2026(d)	$33,000	$32,726
6.95%, 10/15/2033(d)	19,000	20,653
Total Power Generation		53,379

Publishing & Broadcasting (0.17%)
Nexstar Media, Inc.
4.75%, 11/01/2028(d)	25,000	23,025

Real Estate (0.26%)
CoStar Group, Inc.
2.80%, 07/15/2030(d)	15,000	13,067
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(d)	22,000	21,805
Total Real Estate		34,872

Refining & Marketing (0.35%)
HF Sinclair Corp.
4.50%, 10/01/2030	42,000	40,150
5.00%, 02/01/2028(d)	8,000	7,881
Total Refining & Marketing		48,031

Software & Services (0.29%)
Leidos, Inc.
5.75%, 03/15/2033	21,000	21,757
VMware LLC
2.20%, 08/15/2031	21,000	17,547
Total Software & Services		39,304

Transportation & Logistics (0.07%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	10,567	9,000

Travel & Lodging (0.08%)
Royal Caribbean Cruises, Ltd.
6.25%, 03/15/2032(d)	10,000	10,204

Utilities (0.25%)
National Rural Utilities Cooperative Finance Corp.
3M US SOFR + 3.171%, 04/30/2043(a)	9,000	9,013
5Y US TI + 3.533%, 09/15/2053(a)	15,000	15,654
Sempra
5Y US TI + 2.868%, 04/01/2052(a)	9,000	8,349
Total Utilities		33,016

TOTAL CORPORATE BONDS
(Cost $1,412,997)		1,424,917

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (8.66%)
U.S. Treasury Bonds (8.66%)
United States Treasury Bonds
4.25%, 02/15/2054	$165,000	$162,306
4.38%, 05/15/2034	61,000	62,568
4.50%, 03/31/2026	13,000	13,020
4.50%, 02/15/2044	176,000	177,815
4.63%, 05/15/2044	173,000	177,690
4.63%, 05/15/2054	224,000	234,605
4.75%, 11/15/2053	126,000	134,525
4.88%, 11/30/2025	29,000	29,117
United States Treasury Notes
4.00%, 07/31/2029	11,000	11,038
4.50%, 05/15/2027	87,000	87,907
4.88%, 05/31/2026	86,000	86,805
Total U.S. Treasury Bonds		1,177,396

TOTAL GOVERNMENT BONDS
(Cost $1,134,024)		1,177,396

	Shares	Value (Note 2)
PREFERRED STOCK (0.40%)

Financials (0.31%)
Banks (0.28%)
Bank of Hawaii., 8.000%(f)	448	11,608
Huntington Bancshares, Inc., Series J, 6.875%(f)	1,037	25,520

Consumer Finance (0.03%)
Synchrony Financial, 5Y US TI + 4.044%(a)(f)	178	4,541

Total Financials		41,669

Government (0.09%)
Government Agencies (0.09%)
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(f)	12,000	12,249

Total Government		12,249

TOTAL PREFERRED STOCK
(Cost $53,575)		53,918

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.12%)
Money Market Fund (1.12%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	5.21%	40,262	$40,262
State Street Institutional Treasury Plus Money Market Fund - Premier Class	5.27%	112,458	112,458

TOTAL SHORT TERM INVESTMENTS
(Cost $152,720)			152,720

TOTAL INVESTMENTS (99.49%)
(Cost $10,356,426)			$13,526,703

Other Assets In Excess Of Liabilities (0.51%)			69,711

NET ASSETS (100.00%)			$13,596,414

Investment Abbreviations:
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
TI – Treasury Index

Reference Rates:
3M US L - 3 Month LIBOR as of July 31, 2024 was 5.50%
30D US SOFR - 30 Day SOFR as of July 31, 2024 was 5.34%
1D US SOFR - 1 Day SOFR as of July 31, 2024 was 5.38%
1M US SOFR - 1 Month SOFR as of July 31, 2024 was 5.34%
3M US SOFR - 3 Month SOFR as of July 31, 2024 was 5.24%
1Y US TI - 1 Year US TI as of July 31, 2024 was 4.73%
5Y US TI - 5 Year US TI as of July 31, 2024 was 3.97%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2024 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Non-Income Producing Security.
(c)	Issued with zero coupon.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, the aggregate market value of those securities was $540,205, representing 3.97% of net assets.
(e)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund, ALPS | Smith Credit Opportunities Fund and ALPS |Smith Balanced Opportunity Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies".

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (the “Valuation Designee”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Bank Loans	$–	$1,502,985	$–	$1,502,985
Collateralized Mortgage Obligations	–	299,567	–	299,567
Commercial Mortgage-Backed Securities	–	139,092	–	139,092
Mortgage-Backed Securities	–	4,903,212	–	4,903,212
Corporate Bonds	–	434,597,167	–	434,597,167
Government Bonds	–	129,432,984	–	129,432,984
Short Term Investments	15,671,336	–	–	15,671,336
Total	$15,671,336	$570,875,007	$–	$586,546,343

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$70,093,604	$–	$70,093,604
Collateralized Mortgage Obligations	–	273,639,129	–	273,639,129
Commercial Mortgage-Backed Securities	–	58,920,831	–	58,920,831
Mortgage-Backed Securities	–	456,218,832	–	456,218,832
Corporate Bonds	2,383,549	1,194,146,730	–	1,196,530,279
Government Bonds	–	925,608,767	–	925,608,767
Preferred Stock	13,827,822	34,540,719	–	48,368,541
Short Term Investments	36,336,614	–	–	36,336,614
Total	$52,547,985	$3,013,168,612	$–	$3,065,716,597

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Bank Loans	$–	$20,585,098	$–	$20,585,098
Collateralized Mortgage Obligations	–	7,983,870	–	7,983,870
Commercial Mortgage-Backed Securities	–	3,063,754	–	3,063,754
Mortgage-Backed Securities	–	3,793,131	–	3,793,131
Corporate Bonds	–	174,879,347	–	174,879,347
Exchange Traded Funds	3,303,090	–	–	3,303,090
Government Bonds	–	13,849,147	–	13,849,147
Preferred Stock	818,300	2,736,519	–	3,554,819
Short Term Investments	701,720	–	–	701,720
Total	$4,823,110	$226,890,866	$–	$231,713,976

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Bank Loans	$–	$21,042	$–	$21,042
Common Stocks(a)	8,893,777	–	–	8,893,777
Collateralized Mortgage Obligations	–	912,223	–	912,223
Mortgage-Backed Securities	–	890,710	–	890,710
Corporate Bonds	–	1,424,917	–	1,424,917
Government Bonds	–	1,177,396	–	1,177,396
Preferred Stock	41,669	12,249	–	53,918
Short Term Investments	152,720	–	–	152,720
Total	$9,088,166	$4,438,537	$–	$13,526,703

(a)	For detailed descriptions of sector and/or industry, see the accompanying Statement of Investments.

For the period ended July 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short- term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set- off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Financial Investors Trust

Schedules of Investments

(Unaudited)

July 31, 2024

ALPS | CoreCommodity Natural Resources ETF

STATEMENT OF INVESTMENTS

July 31, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.33%)
Australia (6.97%)
Beach Energy, Ltd.	641,243	$624,817
BHP Group, Ltd.	26,967	745,963
BlueScope Steel, Ltd.	242,240	3,510,426
Champion Iron, Ltd.	213,815	878,096
Coronado Global Resources, Inc.(a)(b)	572,669	539,275
Deterra Royalties, Ltd.	77,047	201,036
Evolution Mining, Ltd.	603,300	1,550,495
IGO, Ltd.	276,497	1,003,524
Iluka Resources, Ltd.	292,826	1,160,450
Incitec Pivot, Ltd.	60,093	115,928
Liontown Resources, Ltd.(c)	128,153	79,615
Mineral Resources, Ltd.	10,379	368,417
Northern Star Resources, Ltd.	758,243	6,981,606
Paladin Energy, Ltd.(c)	81,388	607,282
Perseus Mining, Ltd.	917,374	1,517,788
Pilbara Minerals, Ltd.	171,868	329,311
Sandfire Resources NL(c)	9,956	56,643
Santos, Ltd.	11,526	60,224
South32, Ltd.	100,713	202,194
Woodside Energy Group, Ltd.	82,702	1,492,689
		22,025,779

Austria (0.51%)
OMV AG	19,092	799,632
voestalpine AG	31,621	809,690
		1,609,322

Brazil (0.92%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	131,612	2,057,095
Petroleo Brasileiro SA, Sponsored ADR	60,329	860,895
		2,917,990

Canada (17.99%)
Advantage Energy, Ltd.(c)	89,076	621,303
Agnico Eagle Mines, Ltd.	10,302	795,005
Agnico-Eagle Mines, Ltd.	59,309	4,576,242
Alamos Gold, Inc., Class A	93,093	1,585,374
ARC Resources, Ltd.	48,026	831,015
Athabasca Oil Corp.(c)	123,153	504,868
B2Gold Corp.	774,219	2,322,657
Barrick Gold Corp.	52,849	978,235
Birchcliff Energy, Ltd.	53,983	234,207
Boralex, Inc., Class A	34,474	855,452
Canadian Natural Resources, Ltd.	42,247	1,499,980
Canfor Corp.(c)	56,593	649,283
Capstone Copper Corp.(c)	24,710	166,088
Cenovus Energy, Inc.	150,651	3,035,608
Centerra Gold, Inc.	226,378	1,518,314
Dundee Precious Metals, Inc.	141,584	1,196,744
Eldorado Gold Corp.(c)	10,080	170,957
ERO Copper Corp.(c)	23,713	463,732
First Quantum Minerals, Ltd.	52,508	642,730
Franco-Nevada Corp.	2,858	368,568
	Shares	Value (Note 2)
Canada (continued)
Freehold Royalties, Ltd.	73,266	$751,419
Hudbay Minerals, Inc.	108,307	903,702
Imperial Oil, Ltd.	6,742	482,998
Innergex Renewable Energy, Inc.	79,524	546,614
Kinross Gold Corp.	77,082	698,363
Labrador Iron Ore Royalty Corp.	23,513	522,492
Lundin Gold, Inc.	55,299	957,264
Lundin Mining Corp.	78,115	788,703
MEG Energy Corp.	153,941	3,189,985
NexGen Energy, Ltd.(c)	101,431	675,888
Northland Power, Inc.	187,816	3,141,036
Nutrien, Ltd.	9,964	511,028
NuVista Energy, Ltd.(c)	108,407	1,049,797
Osisko Gold Royalties, Ltd.	34,510	605,305
Pan American Silver Corp.	50,828	1,168,027
Paramount Resources, Ltd., Class A	26,204	568,435
Parex Resources, Inc.	76,821	1,152,329
Peyto Exploration & Development Corp.	96,549	1,032,168
PrairieSky Royalty, Ltd.	48,226	969,305
Secure Energy Services, Inc.	91,267	805,812
Suncor Energy, Inc.	102,984	4,112,946
Tamarack Valley Energy, Ltd.	317,590	943,120
Topaz Energy Corp.	20,925	393,902
Torex Gold Resources, Inc.(c)	91,070	1,443,901
Tourmaline Oil Corp.	32,083	1,411,685
Veren, Inc.	116,693	911,129
Vermilion Energy, Inc.	105,516	1,134,909
Wheaton Precious Metals Corp.	15,502	926,400
Whitecap Resources, Inc.	260,552	2,007,948
		56,822,972

Chile (0.09%)
Antofagasta PLC	11,418	296,503

China (3.32%)
China Longyuan Power Group Corp., Ltd.	2,075,904	1,865,241
China Mengniu Dairy Co., Ltd.	1,705,598	2,859,819
Daqo New Energy Corp., ADR(c)	24,365	427,118
Flat Glass Group Co., Ltd.	548,016	794,018
Jiangxi Copper Co., Ltd.	339,528	597,108
Xinyi Solar Holdings, Ltd.	3,041,878	1,444,462
Zhaojin Mining Industry Co., Ltd.	716,786	1,282,587
Zijin Mining Group Co., Ltd.	603,608	1,225,318
		10,495,671

Colombia (0.16%)
Geopark, Ltd.	50,647	495,834

Denmark (2.48%)
FLSmidth & Co. A/S	8,878	452,951
Orsted AS(a)(b)	68,064	4,051,029
Vestas Wind Systems A/S(c)	134,947	3,331,892
		7,835,872

Finland (0.66%)
Metso Corporation(c)	130,365	1,323,120
Outokumpu Oyj	207,822	748,069
		2,071,189

	Shares	Value (Note 2)
France (1.69%)
Eramet SA	6,650	$565,322
Technip Energies NV	30,681	783,627
TotalEnergies SE, ADR	12,853	871,176
Veolia Environnement SA	75,317	2,367,106
Viridien(c)	14,606	760,096
		5,347,327

Germany (2.67%)
Aurubis AG	16,474	1,284,580
Bayer AG	105,612	3,142,643
Encavis AG(c)	38,496	708,260
K+S AG	154,530	1,995,176
Nordex SE(c)	56,209	854,084
SMA Solar Technology AG	13,781	371,968
thyssenkrupp AG	17,684	67,731
		8,424,442

Great Britain (3.96%)
Anglo American PLC	40,932	1,236,569
Anglogold Ashanti PLC Sponsored	20,595	578,308
CNH Industrial NV	313,183	3,335,399
Drax Group PLC	116,124	968,098
Endeavour Mining PLC	78,315	1,723,253
Harbour Energy PLC	228,811	922,151
Rio Tinto PLC, Sponsored ADR	8,996	586,179
Severn Trent PLC	43,841	1,449,005
Subsea 7 SA	39,518	761,341
United Utilities Group PLC	71,031	943,269
		12,503,572

Israel (0.60%)
Delek Group, Ltd.	8,998	931,599
ICL Group, Ltd.	226,208	950,074
		1,881,673

Italy (2.08%)
Eni SpA, Sponsored ADR	599	19,198
Eni SpA	189,901	3,041,293
ERG SpA	28,997	768,860
Saipem SpA(c)	1,148,134	2,729,925
		6,559,276

Japan (7.44%)
Daido Steel Co., Ltd.	25,907	261,223
Dowa Holdings Co., Ltd.	26,004	961,838
GS Yuasa Corp.	24,810	446,250
Inpex Corp.	147,831	2,295,350
Japan Petroleum Exploration Co., Ltd.	41,305	1,726,039
JFE Holdings, Inc.	155,036	2,287,170
Kobe Steel, Ltd.	23,016	289,765
Kubota Corp.	244,012	3,550,924
Kurita Water Industries, Ltd.	40,569	1,749,988
Mitsubishi Materials Corp.	52,311	983,679
Morinaga Milk Industry Co., Ltd.	38,062	917,726
NH Foods, Ltd.	29,292	972,978
Nisshin Seifun Group, Inc.	86,188	1,073,575
OSAKA Titanium Technologies Co., Ltd.	77,218	1,273,694
RENOVA, Inc.(c)	132,934	813,728
SUMCO Corp.	71,439	1,189,100
	Shares	Value (Note 2)
Japan (continued)
Sumitomo Forestry Co., Ltd.	6,038	$258,964
Sumitomo Metal Mining Co., Ltd.	16,340	502,836
Toho Titanium Co., Ltd.	105,216	969,950
Tokyo Steel Manufacturing Co., Ltd.	65,760	840,629
Yamato Kogyo Co., Ltd.	2,691	143,401
		23,508,807

Luxembourg (0.72%)
APERAM SA	20,225	547,651
ArcelorMittal SA	60,848	1,378,958
ArcelorMittal SA - NY Reg	14,871	339,951
		2,266,560

Malaysia (0.28%)
Lynas Rare Earths, Ltd.(c)	217,048	891,373

Mexico (0.07%)
Grupo Mexico SAB de CV, Series B	41,083	231,049

Netherlands (1.01%)
AMG Critical Materials NV	30,028	508,591
Fugro N.V.	30,146	803,241
OCI N.V.	53,053	1,277,521
SBM Offshore N.V.	36,174	586,457
		3,175,810

Norway (4.95%)
Aker BP ASA	135,260	3,283,997
Aker Solutions ASA	83,533	399,267
Equinor ASA	178,747	4,751,035
Mowi ASA	73,315	1,237,752
Norsk Hydro ASA	450,235	2,492,456
Salmar ASA	18,335	1,055,339
TGS ASA	100,732	1,234,384
Var Energi ASA	364,605	1,163,597
		15,617,827

Peru (0.03%)
Cia de Minas Buenaventura SAA, ADR	6,320	97,960

South Africa (1.80%)
African Rainbow Minerals, Ltd.	113,302	1,343,760
Anglo American Platinum, Ltd.	9	349
Gold Fields, Ltd., Sponsored ADR	95,969	1,646,828
Impala Platinum Holdings, Ltd.	191,614	980,559
Kumba Iron Ore, Ltd.	23,873	520,769
Northam Platinum Holdings, Ltd.	153,841	1,205,049
		5,697,314

Spain (1.48%)
Acerinox SA	44,047	461,921
Corp ACCIONA Energias Renovables SA	64,371	1,354,995
Fluidra SA	39,250	874,205
Iberdrola SA	97,751	1,288,536
Repsol SA	49,241	702,111
		4,681,768

	Shares	Value (Note 2)
Sweden (1.20%)
AAK AB	17,084	$491,341
Boliden AB	13,995	426,808
Epiroc AB	51,071	953,778
Holmen AB	18,232	716,396
SSAB AB, Class A	230,607	1,188,651
		3,776,974

Switzerland (0.14%)
Bucher Industries AG	1,071	434,379

United States (36.11%)
AGCO Corp.	29,416	2,777,459
Albemarle Corp.	2,102	196,894
Alcoa Corp.	47,772	1,578,387
American Water Works Co., Inc.	19,394	2,760,930
Antero Resources Corp.(c)	2,690	78,064
APA Corp.	9,319	290,660
Archer-Daniels-Midland Co.	63,399	3,931,372
Archrock, Inc.	23,820	493,789
Array Technologies, Inc.(c)	78,838	829,376
ATI, Inc.(c)	31,890	2,159,272
Baker Hughes Co.	61,448	2,379,267
Brookfield Renewable Corp.	5,881	165,256
Bunge Global SA	22,227	2,338,947
California Water Service Group	22,126	1,182,856
CF Industries Holdings, Inc.	2,948	225,198
ChampionX Corp.	60,901	2,086,468
Chevron Corp.	1,390	223,053
Chord Energy Corp.	7,679	1,318,177
Civitas Resources, Inc.	20,974	1,463,146
Cleveland-Cliffs, Inc.(c)	11,154	171,214
CNX Resources Corp.(c)	38,470	1,018,301
Coeur Mining, Inc.(c)	286,781	1,861,208
Commercial Metals Co.	8,930	536,693
Compass Minerals International, Inc.	53,875	716,538
ConocoPhillips	25,916	2,881,859
Corteva, Inc.	55,918	3,137,000
Coterra Energy, Inc.	44,482	1,147,636
Crescent Energy Co.	59,219	724,248
Darling Ingredients, Inc.(c)	98,995	3,933,071
Deere & Co.	9,077	3,376,462
Devon Energy Corp.	51,791	2,435,731
Diamondback Energy, Inc.	1,669	337,655
Enphase Energy, Inc.(c)	3,327	382,971
EOG Resources, Inc.	17,938	2,274,538
EQT Corp.	3,039	104,876
Expro Group Holdings NV(c)	46,283	1,074,691
Exxon Mobil Corp.	3,395	402,613
FMC Corp.	45,143	2,634,545
Freeport-McMoRan, Inc.	59,839	2,717,288
Halliburton Co.	64,141	2,224,410
Hecla Mining Co.	236,640	1,367,779
Helix Energy Solutions Group, Inc.(c)	62,583	738,479
Helmerich & Payne, Inc.	84,371	3,410,277
Hess Corp.	1,200	184,104
Hormel Foods Corp.	79,954	2,567,323
Ingredion, Inc.	32,927	4,095,131
Kosmos Energy, Ltd.(c)	45,973	254,231
Liberty Energy, Inc., Class A	74,978	1,810,719
	Shares	Value (Note 2)
United States (continued)
Magnolia Oil & Gas Corp., Class A	15,539	$423,282
Matador Resources Co.	22,872	1,406,171
Metallus, Inc.(c)	10,641	238,571
Mosaic Co.	9,094	270,728
MP Materials Corp.(c)	13,905	187,996
Murphy Oil Corp.	77,046	3,188,163
Nabors Industries, Ltd.(c)	14,676	1,509,133
National Fuel Gas Co.	3,142	184,090
National Oilwell Varco, Inc.	52,784	1,098,963
Newmont Corp.	10,043	492,810
Newmont Corp. - CDI	4,338	208,933
Noble Corp. PLC	43,320	2,045,570
NOW, Inc.(c)	61,286	941,353
Occidental Petroleum Corp.	2,875	174,858
Oceaneering International, Inc.(c)	35,830	1,075,617
Patterson-UTI Energy, Inc.	106,661	1,172,204
Permian Resources Corp.	29,346	450,168
Pilgrim's Pride Corp.(c)	78,973	3,256,057
ProPetro Holding Corp.(c)	151,705	1,454,851
Range Resources Corp.	3,425	106,963
Royal Gold, Inc.	5,230	722,368
RPC, Inc.	168,783	1,260,809
Ryerson Holding Corp.	10,097	240,208
SandRidge Energy, Inc.	61,548	836,437
Schlumberger NV	53,020	2,560,336
Select Water Solutions, Inc.	69,510	821,608
Shoals Technologies Group, Inc., Class A(c)	379,838	2,468,947
SM Energy Co.	4,566	210,949
Southern Copper Corp.	1,418	151,173
Steel Dynamics, Inc.	1,572	209,422
SunCoke Energy, Inc.	47,570	556,569
Tidewater, Inc.(c)	1,324	131,023
Transocean, Ltd.(c)	32,295	186,988
Tyson Foods, Inc., Class A	78,552	4,783,817
United States Steel Corp.	44,605	1,832,819
US Silica Holdings, Inc.(c)	88,270	1,367,302
VAALCO Energy, Inc.	112,460	805,214
		114,032,632

TOTAL COMMON STOCKS
(Cost $288,497,186)		313,699,875

	Shares	Value (Note 2)
MASTER LIMITED PARTNERSHIPS (0.43%)
United States (0.43%)
Black Stone Minerals LP	53,182	799,857
Viper Energy, Inc.	12,870	549,163
		1,349,020

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,312,499)		1,349,020

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.22%)
Money Market Fund (0.22%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5.219%	699,080	$699,080

TOTAL SHORT TERM INVESTMENTS
(Cost $699,080)			699,080

TOTAL INVESTMENTS (99.98%)
(Cost $290,508,765)			$315,747,975

Other Assets In Excess Of Liabilities (0.02%)			47,888
NET ASSETS - 100.00%			$315,795,863

(a)	Securities exempt from registration under rule 144A of the securities act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, the market value of those securities was $4,590,304, representing 1.45% of the Fund's net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2024 the aggregate market value of those securities was $4,590,304, representing 1.45% of net assets.
(c)	Non-Income Producing Security.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

Shares of the Fund are listed on the NASDAQ Stock Market LLC (“NASDAQ”). The Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, as applicable, in preparation of the financial statements. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services – Investment Companies”.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or “Trustees”) has appointed ALPS Advisors, Inc. (the “Adviser”) to serve as the valuation designee (the “Valuation Designee”) to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$313,699,875	$–	$–	$313,699,875
Master Limited Partnerships(a)	1,349,020	–	–	1,349,020
Short Term Investments	699,080	–	–	699,080
Total	$315,747,975	$–	$–	$315,747,975

(a)	For detailed descriptions of country, see the accompanying Statement of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value during the period ended July 31, 2024.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.